UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

  FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                   File No. 333-82611

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 7                                                                        ☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                            File No. 811-8722

Post-Effective Amendment No. 9                                  ☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
(Name of Depositor)

300 Continental Drive, Newark, Delaware 19713
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(302) 452-4000

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Adjustable Survivorship Variable Life Insurance Policy

Flexible Premium Adjustable Survivorship Variable Life Insurance Policy
Issued by
Nationwide Provident VLI Separate Account A
and
Nationwide Life and Annuity Company of America		PROSPECTUS
May 1, 2006
Service Center 300 Continental Drive Newark, Delaware 19713	Main Administrative Office 1000 Chesterbrook Blvd. Berwyn, Pennsylvania 19312
Telephone (800) 688-5177

This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Nationwide Life and Annuity Company of America (the "Company" or "NLACA"). The Policy, which is called a "survivorship" policy because it is issued on the lives of two Insureds, is a long-term investment designed to provide significant life insurance benefits for the Insureds. This prospectus provides information that a prospective Owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

You can allocate your Policy's values to:
•	Nationwide Provident VLI Separate Account A (the "Separate Account"), which invests in the Portfolios listed on the next page; or
•	the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

Please note that the Policies and the Portfolios:
•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The Securities and Exchange Commission ("SEC") has not approved or disapproved the Policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Portfolios available for investment are offered through the following Funds:

•	AIM Variable Insurance Funds

•	The Alger American Fund

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century® Variable Portfolios, Inc.

•	American Century® Variable Portfolios II, Inc.

•	Dreyfus Investment Portfolios

•	Dreyfus Stock Index Fund, Inc.

•	Dreyfus Variable Investment Fund

•	Federated Insurance Series

•	Fidelity Variable Insurance Products Fund

•	Fidelity Variable Insurance Products Fund II

•	Fidelity Variable Insurance Products Fund III

•	Fidelity Variable Insurance Products Fund IV

•	Franklin Templeton Variable Insurance Products Trust

•	Gartmore Variable Insurance Trust

•	Janus Aspen Series

•	MFS® Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds

•	Putnam Variable Trust

•	T. Rowe Price Equity Series, Inc.

•	Van Eck Worldwide Insurance Trust

•	Van Kampen - The Universal Institutional Funds, Inc.

•	Wells Fargo Variable Trust

The following Portfolios are available under the Policy:

  AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products ("VIP") Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Overseas Portfolio: Initial Class R†
Fidelity VIP Fund II
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
Fidelity VIP Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity VIP Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	VIP Natural Resources Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 1
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Gartmore Variable Insurance Trust ("GVIT")
• American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Global Growth Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Federated GVIT High Income Bond Fund: Class III†*
•	Gartmore GVIT Emerging Markets Fund: Class III†
•	Gartmore GVIT Global Health Sciences Fund: Class III†
•	Gartmore GVIT Global Technology and Communications Fund: Class III†
•	Gartmore GVIT Government Bond Fund: Class IV
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class IV
•	Gartmore GVIT Money Market Fund: Class IV
•	Gartmore GVIT Nationwide® Fund: Class IV
•	Gartmore GVIT U.S. Growth Leaders Fund: Class I
•	GVIT International Value Fund: Class III† (formerly, Dreyfus GVIT International Value Fund: Class III)
•	GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus Mid Cap Index Fund: Class I)
•	GVIT Small Cap Growth Fund: Class I
•	GVIT Small Cap Value Fund: Class IV
•	GVIT Small Company Fund: Class IV
•	Van Kampen GVIT Comstock Value Fund: Class IV*
•	Van Kampen GVIT Multi Sector Bond Fund: Class I*
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Neuberger Berman Advisers Management Trust ("AMT")
•	AMT Fasciano Portfolio: S Class *
•	AMT International Portfolio: S Class †
•	AMT Limited Maturity Bond Portfolio: I Class *
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Non-Service Shares*
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen - The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I*
•	U.S. Real Estate Portfolio: Class I

The following Portfolios are only available in Policies issued before May 1, 2006:

Fidelity VIP Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Portfolios are only available in Policies issued before May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Portfolios are only available in Policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio:
•	Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
GVIT
•	Gartmore GVIT Global Financial Services Fund:
Class III†
•	Gartmore GVIT Global Utilities Fund: Class III†
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Risk-Managed Core Portfolio: Service Shares
Neuberger Berman AMT
•	AMT Mid-Cap Growth Portfolio: I Class

The following Portfolios are only available in Policies issued before May 1, 2003:

The Alger American Fund
•	Alger American Small Capitalization Portfolio: Class O Shares
Fidelity VIP Fund
•	VIP High Income Portfolio: Initial Class*
Fidelity VIP Fund II
•	VIP Asset Manager Portfolio: Initial Class
GVIT
•	Gartmore GVIT Growth Fund: Class IV
•	GVIT S&P 500 Index Fund: Class IV (formerly, GVIT Equity 500 Index Fund: Class IV)
•	J.P. Morgan GVIT Balanced Fund: Class IV
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Neuberger Berman AMT
•	AMT Partners Portfolio: I Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
•	Worldwide Real Estate Fund: Class R†
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2005, the following Portfolio is not available to accept transfers or new premium:

GVIT
•	Federated GVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following Portfolios are not available to accept transfers or new premium:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Fidelity VIP Fund
•	VIP Overseas Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
GVIT
•	Gartmore GVIT Emerging Markets Fund: Class I
•	Gartmore GVIT Global Financial Services Fund: Class I
•	Gartmore GVIT Global Health Sciences Fund: Class I
•	Gartmore GVIT Global Technology and Communications Fund: Class I
•	Gartmore GVIT Global Utilities Fund: Class I
•	GVIT International Value Fund: Class IV (formerly, Dreyfus GVIT International Value Fund: Class IV)
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
•	Worldwide Real Estate Fund: Initial Class
Van Kampen - The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

†These Portfolios assess a short-term trading fee (see "Short-Term Trading Fees").

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Table of Contents

Page
Policy Benefits/Risks Summary	1
Policy Benefits
Death Benefit
Policy Cancellation, Surrender, and Partial Withdrawals
Transfers
Loans
Personalized Illustrations
Policy Risks
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks
Fee Table	5
The Policy	8
Purchasing a Policy
When Insurance Coverage Takes Effect
Canceling a Policy (Free Look Right)
Ownership and Beneficiary Rights
Modifying the Policy
Other Policies
Premiums	9
Allocating Premiums
Delay in Allocation
Policy Account Values	11
Policy Account Value
Net Cash Surrender Value
Subaccount Value
Unit Value
Guaranteed Account Value
Special Policy Account Value Credit
Death Benefit	12
Insurance Proceeds
Death Benefit Options
Changing Death Benefit Options
Decreasing the Face Amount
Settlement Options
Surrenders and Partial Withdrawals	14
Surrenders
Partial Withdrawals
Transfers	15
Disruptive Trading
Transfers from the Guaranteed Account
Dollar Cost Averaging
Automatic Asset Rebalancing
Additional Transfer Rights
Loans	17
Telephone, Fax, and E-Mail Requests	18
Policy Lapse and Reinstatement	18
Lapse
Reinstatement
The Company and the Guaranteed Account	19
Nationwide Life and Annuity Company of America
The Guaranteed Account

Table of Contents (continued)
Page
The Separate Account and the Portfolios	19
The Separate Account
The Portfolios
Addition, Deletion, or Substitution of Investments
Voting Portfolio Shares
Charges and Deductions	21
Premium Expense Charge
Monthly Deduction
Mortality and Expense Risk Charge
Surrender Charges
Partial Withdrawal Charge
Transfer Charge
Short-Term Trading Fees
Loan Interest Charge
Portfolio Expenses
Federal Tax Considerations	25
Tax Treatment of Policy Benefits
Split Dollar Arrangements	28
Supplemental Benefits and Riders	28
Sale of the Policies	29
Policy Pricing
State Variations	30
Legal Proceedings	30
Financial Statements	31
Glossary	32
Appendix A: Portfolio Information	34

Policy Benefits/Risks Summary

The Policy is a flexible premium adjustable survivorship variable life insurance policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Guaranteed Account, the Premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans). We do not guarantee any minimum policy account value. You could lose some or all of your money.

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Glossary at the end of the prospectus defines certain words and phrases used in this prospectus.

Policy Benefits

 Death Benefit

•
Insurance Proceeds. We pay Insurance Proceeds to the Beneficiary upon due proof of the deaths of both Insureds. The Insurance Proceeds are not payable, in whole or in part, at the time the first Insured dies. The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.

•
Death Benefit Option A and Option B. In the Application, you choose between two death benefit options under the Policy. We will not issue the Policy until you have elected a death benefit option. We calculate the amount available under each death benefit option as of the last surviving Insured's date of death.

o	Death Benefit Option A is equal to the greater of:

•	the Face Amount (which is the amount of insurance you select); or

•	the Policy Account Value multiplied by the applicable percentage listed in the table below.

o	Death Benefit Option B is equal to the greater of:

•	the Face Amount plus the Policy Account Value; or

•	the Policy Account Value multiplied by the applicable percentage listed in the table below.

Attained Age of the Younger Insured	Percentage	Attained Age of the Younger Insured	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

•
Change in Death Benefit Option and Decrease in Face Amount. After the first Policy Year, you may change death benefit options while the Policy is in force. Also, after the first Policy Year, you may decrease the Face Amount subject to certain conditions. We may apply a surrender charge if you decrease your Face Amount. A change in death benefit option or Face Amount may have tax consequences.

 Policy Cancellation, Surrender, and Partial Withdrawals

•	Policy Cancellation. When you receive your Policy, a 10-day "free look" period begins. You may return your Policy during this period and receive a refund.

•
Surrender. At any time while the Policy is in force, you may make a Written Request (by submitting our Surrender form to us) to Surrender your Policy and receive the Net Cash Surrender Value. A Surrender may have tax consequences.

•
Partial Withdrawal. After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules. Partial withdrawals may have tax consequences.

o	You must request at least $1,500.

o	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value.

o	If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal.

o	Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

 Transfers

•	You may make transfers among the Subaccounts and the Guaranteed Account.

•	We charge $25 for the 13th and each additional transfer during a Policy Year.

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

•	Transfers out of the Guaranteed Account may be made only within 30 days of a Policy Anniversary.

•	The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

Loans

•	You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the Net Cash Surrender Value. Loans may have tax consequences.

•
We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan. Charged interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the Policy Year.

•
We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%. We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.

•
As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

•	You may repay all or part of your Indebtedness at any time while at least one Insured is living and the Policy is in force.

•	We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the death of the last surviving Insured.

Personalized Illustrations

•
You will receive personalized illustrations that reflect your own particular circumstances. These illustrations may help you to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help you compare the Policy to other life insurance policies. These illustrations also show the value of Premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the Premiums paid plus accumulated interest) if you Surrender the Policy in the early Policy Years. Therefore, you should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

Policy Risks

Investment Risk

If you invest your Policy Account Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, we deduct Policy fees and charges from your Policy Account Value, which can significantly reduce your Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value. You could lose everything you invest and your Policy could Lapse without value, unless you pay additional Premiums.

Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective. This disruption to the Subaccount may result in lower investment performance and cash value. We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

If you allocate Net Premiums to the Guaranteed Account, then we credit your Policy Account Value (in the Guaranteed Account) with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, you may need to increase the amount and/or frequency of Premiums to keep the Policy in force.

Risk of Lapse

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period. Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero. Your Policy generally will not Lapse: (1) during the first 5 Policy Years (during the first 8 Policy years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; (2) if you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or (3) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

Tax Risks

We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although other taxes, such as estate taxes, may apply.

Depending on the total amount of Premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, then Surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on Surrenders, partial withdrawals, and loans taken before you attain age 59½. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Withdrawal and Surrender Risks

The surrender charge under the Policy applies for 15 Policy Years after the Policy Date. It is possible that you will receive no Net Cash Surrender Value if you Surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to Surrender all or part of the Policy Account Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Even if you do not ask to Surrender your Policy, surrender charges may play a role in determining whether your Policy will Lapse (terminate without value), because surrender charges decrease the Net Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly Lapse). See "Risk of Lapse," above.

Partial withdrawals are not permitted during the first Policy Year, and we will reduce the Face Amount by the amount of the partial withdrawal if Death Benefit Option A is in effect.

A Surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because we subtract the amount of the loan from the Subaccounts and/or Guaranteed Account as collateral and hold it in the Loan Account. This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

We reduce the amount we pay on the death of the last surviving Insured by the amount of any Indebtedness. Your Policy may Lapse (terminate without value) if your Indebtedness reduces the Net Cash Surrender Value to zero.

A loan may have tax consequences. In addition, if you Surrender a Policy that is not a MEC or allow it to Lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Portfolio Risks

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information.

There is no assurance that any Portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and Surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, Surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each premium payment, depending on the Insureds' states of residence	0-4% of each premium payment, depending on the Insureds' states of residence
Percent of Premium Charge[2]	Upon receipt of each premium payment	6% of premium payments[2]	6% of premium payments[2]
Maximum Deferred Surrender Charge:
Deferred Sales Charge[3]	Upon Surrender, Lapse, or decrease in Face Amount during the first 15 Policy Years	The lesser of: (1) 30% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-11, 60% of the Target Premium[4] for the Initial Face Amount	The lesser of: (1) 30% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-11, 60% of the Target Premium[4] for the Initial Face Amount
Deferred Administrative Charge[5]	Upon Surrender, Lapse, or decrease in Face Amount during the first 15 Policy Years	During Policy Years 1-11, $5.00 per $1,000 of Face Amount	During Policy Years 1-11, $5.00 per $1,000 of Face Amount
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees[6]	Upon transfer	$25 per transfer	$25 per transfer
Short-Term Trading Fee[7]	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount

1 We do not deduct a premium tax charge in jurisdictions that impose no premium tax. Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.
2 After the 15th Policy Year, the percent of premium charge decreases to 1.5% of premium payments.
3 The deferred sales charge varies based on the Joint Equal Age of the Insureds, and decreases after Joint Equal Age 71. Beginning in year 12, the deferred sales charge decreases each Policy Year to 0% after the 15th Policy Year. Upon a decrease in Face Amount, we deduct a portion of this charge.
4 The Target Premium varies based on each Insured's Issue Age and Face Amount. The maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount.
5 The deferred administrative charge decreases each Policy Year to $0 after the 15th Policy Year. Upon a decrease in Face Amount, we deduct a portion of this charge.
6 We do not assess a transfer charge for the first 12 transfers each Policy Year.
7 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance: [1] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.00 - $93.08 per $1,000 of net amount at risk[2] per month	$0.00 - $22.45 per $1,000 of net amount at risk[2] per month
Charge for male and female Insureds, Joint Equal Age 64, in the nonsmoker Premium Classes, in the second Policy Year	On Policy Date and monthly on Policy Processing Day	$0.07 per $1,000 of net amount at risk per month	$0.07 per $1,000 of net amount at risk per month
Initial Administrative Charge[3]	On Policy Date and monthly on Policy Processing Day	$17.50 plus $0.11 per $1,000 on the first million of Face Amount[4]	$17.50 plus $0.11 per $1,000 on the first million of Face Amount[4]
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12 plus $0.03 per $1,000 of Face Amount	$7.50 plus $0.01 per $1,000 of Face Amount
Mortality and Expense Risk Charge[5]	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount in which you are invested	Annual rate of 0.75% of the average daily net assets of each Subaccount in which you are invested
Loan Interest Charge[6]	On Policy Anniversary or earlier as applicable[7]	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount
Optional Charges: [8]
Change of Insured Rider	N/A	None	None

1 Cost of insurance charges vary based on each Insured's Issue Age, sex, Premium Class, Policy Year, and net amount at risk. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Service Center. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.
2 The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.
3 We only deduct the initial administrative charge on the first 12 Policy Processing Days.
4 The initial administrative charge decreases for each million of Face Amount over the first million to $0 on any excess Face Amount over 5 million.
5 The mortality and expense risk charge may be offset by the Special Policy Account Value Credit, which is an amount added to the Policy Account Value in the Subaccounts under certain conditions. (See "Policy Account Values - Special Policy Account Value Credit.")
6 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest we charge you for a loan (6.00% annually) and the amount of interest we credit to the Loan Account (guaranteed not to be lower than 4.00% annually)). After offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% annually, and after offsetting the 5.50% interest we currently credit to the Loan Account after the first 15 Policy Years, the net cost of loans is 0.50% annually.
7 While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the last surviving Insured's death.
8 Charges for the Convertible Term Life Insurance Rider, Disability Waiver Benefit Rider, Four Year Survivorship Term Life Insurance Rider, and Survivorship Additional Insurance Benefit Rider may vary based on each Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and net amount at risk. Charges based on Attained Age may increase as each Insured ages. The Rider charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the Rider charges applicable to your Policy, and more detailed information concerning these Rider charges is available on request from our Service Center. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Convertible Term Life Insurance Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of Rider coverage amount per month	$0.06 - $113.16 per $1,000 of Rider coverage amount per month
Charge for a female Insured, Attained Age 41, in the nonsmoker Premium Class	On Rider Policy Date and monthly on Policy Processing Day	$0.19 per $1,000 of Rider coverage amount per month	$0.13 per $1,000 of Rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and Monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 net amount at risk per month	$0.01 - $1.76 per $1,000 net amount at risk per month
Charge for an Insured, Attained Age 41	On Rider Policy Date and Monthly on Policy Processing Day	$0.01 per $1,000 net amount at risk per month	$0.01 per $1,000 net amount at risk per month
Final Policy Date Extension Rider	N/A	None	None
Four Year Survivorship Term Life Insurance Rider: [1] Minimum and Maximum Charge	On Rider Policy Date and Monthly on Policy Processing Day	$0.03 - $2.75 per $1,000 of Rider coverage amount per month	$0.03 - $0.10 per $1,000 of Rider coverage amount per month
Charge for male and female Insureds, Joint Equal Age 60	On Rider Policy Date and Monthly on Policy Processing Day	$0.12 per $1,000 of Rider coverage amount per month	$0.03 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per every $1,000 of Face Amount per month	$0.01 per every $1,000 of Face Amount per month
Policy Split Option Rider	N/A	None	None
Survivorship Additional Insurance Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.00 - $93.08 per $1,000 of Rider coverage amount per month	$0.00 - $20.79 per $1,000 of Rider coverage amount per month
Charge for male and female Insureds, Joint Equal Age 55, in the preferred Premium Classes, in the second Policy Year following the Rider Policy Date	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of Rider coverage amount per month	$0.01 per $1,000 of Rider coverage amount per month

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2005, that a Policy Owner will pay periodically during the time that he or she owns the Policy. The table does not reflect Short-Term Trading Fees. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio. Please contact us, at the telephone numbers or address on the cover page of this Prospectus, for free copies of the prospectuses for the Portfolios available under the policy.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12-b-1) fees, and other expenses, as a percentage of average Portfolio assets)	0.27%	-	2.68%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.

1 The Four Year Survivorship Term Life Insurance Rider is not available for Policies issued on or after June 1, 2003.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
•	Fidelity VIP Fund - VIP Overseas Portfolio: Initial Class R
•	Fidelity VIP Fund IV - VIP Natural Resources Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	GVIT - Federated GVIT High Income Bond Fund: Class III
•	GVIT - Gartmore GVIT Emerging Markets Fund: Class III
•	GVIT - Gartmore GVIT Global Financial Services Fund: Class III
•	GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
•	GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
•	GVIT - Gartmore GVIT Global Utilities Fund: Class III
•	GVIT - GVIT International Value Fund: Class III
•	Janus Aspen Series - Global Technology Portfolio: Service II Shares
•	Janus Aspen Series - International Growth Portfolio: Service II Shares
•	Neuberger Berman AMT - AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
•	Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R

The Policy

Purchasing a Policy

To purchase a Policy, you must submit a completed Application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by NLACA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers. If you submit your Application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the Application and initial premium from your agent's broker-dealer.

The minimum Initial Face Amount is $100,000.

Generally, the Policy is available for two Insureds, each between the ages of 21 and 85 and with a Joint Equal Age between 25 and 85. We can provide you with details as to our underwriting standards when you apply for a Policy. We reserve the right to modify our minimum Face Amount and underwriting requirements at any time. We must receive Evidence of Insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an Application for any reason permitted by law.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Replacement of Existing Insurance. It may not be in your best interest to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you Surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the Surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insureds are alive and in the same condition of health as described in the Application. However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid. We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date.

We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting rules and Policy conditions. The amount of temporary insurance coverage we provide may be less than the amount of full insurance coverage you later receive. If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved; (3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.

Canceling a Policy (Free Look Right)

Initial Free Look. You may cancel a Policy during the Free Look Period by providing Written Notice of cancellation and returning the Policy to us or to the agent who sold it. The Free Look Period begins when you receive the Policy and generally expires 10 days after you receive the Policy. This period will be longer if required by state law. If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we generally will refund an amount equal to the sum of:

1.	The Policy Account Value as of the date we receive the returned Policy, plus

2.	Any premium expense charges deducted from Premiums paid, plus

3.	Any Monthly Deductions charged against the Policy Account Value, plus

4.	An amount reflecting other charges deducted (directly or indirectly) under the Policy.

We may postpone payment of the refund under certain conditions. The Free Look Period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and Indebtedness).

Ownership and Beneficiary Rights

The Policy belongs to the Owner named in the Application. While at least one Insured is living, the Owner may exercise all of the rights and options described in the Policy. The Insureds jointly are the Owner unless a different Owner is named in the Application or thereafter changed. After the death of the first Insured, the last surviving Insured is the Owner unless otherwise provided. If the Insureds and Owner are not the same, and the Owner dies while an Insured is still living, ownership rights will vest in the estate of the Owner, unless otherwise provided. To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•
to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform to these laws.

Other Policies

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect your Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact our Service Center or your agent.

Premiums

Minimum Initial Premium. No insurance will take effect until the Minimum Initial Premium is paid, and the health and other conditions of the Insureds described in the Application must not have changed.

Premium Flexibility. When you apply for a Policy, you will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums). We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay Premiums according to any schedule. You have flexibility to determine the frequency and the amount of the

Premiums you pay, and you can change the planned periodic premium schedule at any time. If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice.

You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer. If you submit a premium payment to your agent, we will not begin processing the premium until we receive it from your agent's broker-dealer. If you have an outstanding Policy loan, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.) You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan. Payment of the planned periodic premiums does not guarantee that the Policy will remain in force. See "Policy Lapse and Reinstatement."

You may not pay any Premiums after the Policy's Final Policy Date. You may not pay Premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days Written Notice to you. We have the right to limit or refund any premium or portion of a premium if:

1.	The premium would disqualify the Policy as a life insurance contract under the Code;

2.	The amount you pay is less than the minimum dollar amount allowed (currently $20); or

3.	The premium would increase the net amount at risk (unless you provide us with satisfactory Evidence of Insurability).

You can stop paying Premiums at any time and your Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the last surviving Insured dies; (2) the Grace Period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your Written Notice requesting a Surrender of the Policy.

Minimum Guarantee Premium. The Minimum Guarantee Premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 Policy Years (during the first 8 Policy Years for policies issued on or before July 31, 2005). Your Policy's specifications page will show a Minimum Guarantee Premium amount for your Policy, which is based on each Insured's Issue Age, sex, Premium Class, Face Amount, and Riders. The Minimum Guarantee Premium will increase if you add supplemental benefits to your Policy. The Minimum Guarantee Premium will decrease for any supplemental benefit you decrease or discontinue. The Minimum Guarantee Premium will not decrease if you decrease the Face Amount. See "Death Benefit - Decreasing the Face Amount."

Premium Limitations. The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all Premiums paid under a Policy exceed these limits. We have established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits. If a premium is paid which would result in total Premiums exceeding these limits, we will accept only that portion of the premium that would make total Premiums equal the maximum amount that may be paid under the Policy. We will notify you of available options with regard to the excess premium. If a satisfactory arrangement is not made, we will refund this excess to you. If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes that affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.

Refund of Excess Premium for Modified Endowment Contracts. At the time a premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess premium within 30 days after receiving the notice. If you request a refund, we will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. The excess premium paid (including any interest or earnings on the excess premium) will be returned to you. For more information on MECs, see "Federal Tax Considerations."

Tax-Free Exchanges (1035 Exchanges). We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Allocating Premiums

When you apply for a Policy, you must instruct us in the Application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

•	We will allocate the net premium as of the Valuation Day we receive it at our Service Center according to your current premium allocation instructions, unless otherwise specified.

•
You may change the allocation instructions for additional Net Premiums without charge by providing us with Written Notice. Any change in allocation instructions will be effective on the Valuation Day we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the Subaccounts. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

Delay in Allocation

Certain states require us to refund all payments (less any partial withdrawals and Indebtedness) in the event you cancel the Policy during the Free Look Period. See "The Policy - Canceling a Policy (Free Look Right)." In those states, we will allocate to the Money Market Subaccount any Premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date we receive the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application. We invest all Net Premiums paid thereafter based on the allocation percentages then in effect.

Policy Account Values

Policy Account Value

The Policy Account Value serves as the starting point for calculating values under a Policy.

Policy Account Value:
• equals the sum of all values in the Guaranteed Account, the Loan Account, and in each Subaccount;
• is determined first on the Policy Date and then on each Valuation Day; and
• has no guaranteed minimum amount and may be more or less than Premiums paid.

Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). We do not guarantee a minimum Policy Account Value.

Net Cash Surrender Value

The Net Cash Surrender Value is the amount we pay to you when you Surrender your Policy. We determine the Net Cash Surrender Value at the end of the Valuation Period when we receive your written Surrender request at our Service Center.

Net Cash Surrender Value at the end of any Valuation Day equals:	• the Policy Account Value as of such date; minus • any surrender charge as of such date; minus • any outstanding Indebtedness.

Subaccount Value

At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

The number of units in any Subaccount at the end of any Valuation Day equals:
• the initial units purchased at the unit value on the Policy Issue Date; plus
• units purchased with additional Net Premiums; plus
• units purchased with Special Policy Account Value Credit (see "Policy Account Values - Special Policy Account Value Credit"); plus
• units purchased via transfers from another Subaccount, the Guaranteed Account, or the Loan Account; minus
• units redeemed to pay for Monthly Deductions; minus
• units redeemed to pay for partial withdrawals; minus
• units redeemed as part of a transfer to another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.

Unit Value

We determine a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value. Unit values will vary among Subaccounts. The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any Subaccount at the end of any Valuation Day equals:	• the unit value of the Subaccount on the immediately preceding Valuation Day; multiplied by • the net investment factor for that Subaccount on that Valuation Day.

The net investment factor:
• measures the investment performance of a Subaccount from one Valuation Period to the next;
• increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio; and
• decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the mortality and expense risk charge.

Guaranteed Account Value

On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.

The Guaranteed Account value at the end of any Valuation Day is equal to:
• the net premium(s) allocated to the Guaranteed Account; plus
• any amounts transferred to the Guaranteed Account (including amounts transferred from the Loan Account); plus
• interest credited to the Guaranteed Account; minus
• amounts deducted to pay for Monthly Deductions; minus
• amounts withdrawn from the Guaranteed Account; minus
• amounts transferred from the Guaranteed Account to a Subaccount or to the Loan Account.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:

• for amounts in the Guaranteed Account for the entire Policy month - interest will be credited from the beginning to the end of the Policy month;

• for amounts allocated to the Guaranteed Account during the prior Policy month - interest will be credited from the date the net premium or loan repayment is allocated to the end of the Policy month;

• for amounts transferred to the Guaranteed Account during the prior Policy month - interest will be credited from the date of the transfer to the end of the Policy month;

• for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month - interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal.

Special Policy Account Value Credit

The Special Policy Account Value Credit is an amount added to the Policy Account Value in the Subaccounts on each Policy Processing Day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the Policy Account Value less the Loan Account value equals or exceeds $500,000.

Special Policy Account Value Credit is equal to:	• 0.03% (0.36% annually) multiplied by • the Policy Account Value in the Subaccounts.

The Special Policy Account Value Credit is intended to offset a portion of the mortality and expense risk charge.

Death Benefit

Insurance Proceeds

As long as the Policy is in force, we will pay the Insurance Proceeds to the Beneficiary once we receive satisfactory proof of both Insureds' deaths. We may require you to return the Policy. We will pay the Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary dies before the last surviving Insured, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate. See "Death Benefit - Settlement Options."

Insurance Proceeds equal:	• the death benefit (described below); plus • any additional insurance provided by Rider; minus • any unpaid Monthly Deductions; minus • any outstanding Indebtedness.

If all or part of the Insurance Proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving Insured's death to the date we make payment.

A decrease in the Face Amount will decrease the death benefit.

We may further adjust the amount of the Insurance Proceeds under certain circumstances.

Death Benefit Options

In the Application, you may choose between two death benefit options: Option A and Option B. We calculate the amount available under each death benefit option as of the date of the last surviving Insured's death. Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value. See "Policy Lapse and Reinstatement."

The death benefit under Option A is the greater of:
• the Face Amount; or
• the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the applicable percentage listed in the table below.

The death benefit under Option B is the greater of:
• the Face Amount plus the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death); or
• the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the applicable percentage listed in the table below.

Attained Age of the Younger Insured	Percentage	Attained Age of the Younger Insured	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Which Death Benefit Option to Choose. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B. If you are satisfied with the amount of the Insureds' existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, you should choose Option A.

The amount of the death benefit may vary with the Policy Account Value.

•	Under Option A, the death benefit will vary with the Policy Account Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.

•	Under Option B, the death benefit will always vary with the Policy Account Value.

Changing Death Benefit Options

After the first Policy Year, you may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force. Changing the death benefit option may result in a change in Face Amount. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options.

Decreasing the Face Amount

You select the Face Amount when you apply for the Policy. After the first Policy Year, you may decrease the Face Amount subject to the conditions described below. (Decreases are not allowed for policies issued in Virginia.) We may require you to return your Policy to make a decrease. Decreasing the Face Amount may have tax consequences and you should consult a tax adviser before doing so.

•	You must submit a Written Request to decrease the Face Amount, but you may not decrease the Face Amount below the minimum Initial Face Amount. The decrease must be for at least $25,000.

•	Any decrease will be effective on the Policy Processing Day on or next following the date we approve your request.

•	Decreasing the Face Amount may result in a surrender charge, which will reduce Policy Account Value.

•
A decrease in Face Amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges. For purposes of determining the cost of insurance charge and any surrender charge, any decrease will reduce the Initial Face Amount.

•	We will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

•	Decreasing the Face Amount will not affect the Minimum Guarantee Premium, unless you have elected the Guaranteed Minimum Death Benefit Rider.

Settlement Options

There are several ways of receiving proceeds under the death benefit and Surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Service Center.

Surrenders and Partial Withdrawals

Surrenders

You may request to Surrender your Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when we receive your request, subject to the following conditions:

•	You must complete and sign our Surrender form and send it to us at our Service Center. You may obtain the Surrender form by calling us at (800) 688-5177.

•	At least one Insured must be alive and the Policy must be in force when you make your request, and the request must be made before the Final Policy Date. We may require that you return the Policy.

•	If you Surrender your Policy during the first 15 Policy Years, you will incur a surrender charge. See "Charges and Deductions - Surrender Charges."

•	Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

•
We generally will pay the Net Cash Surrender Value to you in a lump sum within 7 days after we receive your completed, signed Surrender form unless you request other arrangements. We may postpone payment of Surrenders under certain conditions.

•	A Surrender may have tax consequences. See "Federal Tax Considerations - Tax Treatment of Policy Benefits."

Partial Withdrawals

After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions. We will process each partial withdrawal at the unit values next determined after we receive your request. We generally will pay a partial withdrawal request within 7 days after the Valuation Day when we receive the request. We may postpone payment of partial withdrawals under certain conditions.

    Rules for Partial Withdrawals

•	You must request at least $1,500.

•	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value. See "Charges and Deductions - Partial Withdrawal Charge."

•	At least one Insured must be alive and the Policy must be in force when you make your request, and this request must be made before the Final Policy Date.

•
You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account. If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).

•	You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.

 Effect of Partial Withdrawals

•	A partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions - Monthly Deduction")).

•	If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge).

•	If you purchased the Survivorship Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount and then the Rider coverage amount.

•	If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

•	A partial withdrawal may have tax consequences. See "Federal Tax Considerations - Tax Treatment of Policy Benefits."

Transfers

You may make transfers between and among the Subaccounts and the Guaranteed Account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your request. The following features apply to transfers under the Policy:

•	You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

•
We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Some transfers do not count as transfers for the purpose of assessing the transfer charge (see below).

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" below).

•	We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

•
We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request. The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading"). We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners. Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.

Redemption Fees. Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading. For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies. Some investment advisers/representatives manage the assets of multiple NLACA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners. We will generally require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly. Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Transfers from the Guaranteed Account

You may make one transfer out of the Guaranteed Account within 30 days prior to or following each Policy Anniversary. The amount transferred may not exceed 25% of the Guaranteed Account value. However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred. If we receive your request for this transfer within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary. If this request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date we receive the request at our Service Center.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program in the Application or by completing an election form. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. There is no additional charge for dollar cost averaging. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you. Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing

We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts. Policy Account Value allocated to each Subaccount will grow or decline in value at different rates. The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule. The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses. Policy Account Value in the Guaranteed Account is not available for this program. There is no additional charge for the automatic asset rebalancing program. We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee. However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Additional Transfer Rights

Transfer Right.  At any one time during the first 2 years following the Policy Issue Date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account. This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy. We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Change in Subaccount Investment Policy. If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account. We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee. However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.

Loans

While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan. You may increase your risk of Lapse if you take a loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

Loan Conditions:

•	The minimum loan you may take is $500.

•	The maximum loan you may take is the Net Cash Surrender Value on the date of the loan.

•
To secure the loan, we transfer an amount as collateral to the Loan Account. This amount is equal to the amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary). You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account. However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value. Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

•	We charge you 6% interest per year (charged interest rate) on your loan.

•
Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate). We may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed Account. We currently credit 4.5% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.

•
You may repay all or part of your Indebtedness at any time while at least one Insured is alive and the Policy is in force. Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above. We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

•
While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)

•
A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the last surviving Insured's death.

•
If your Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, your Policy will enter a Grace Period. See "Policy Lapse and Reinstatement."

•	We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions.

There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for federal income tax purposes. A loan may also have possible adverse tax consequences that could occur if a Policy Lapses with loans outstanding. See "Policy Lapse and Reinstatement." In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The Owner of such a Policy should seek competent advice before requesting a Policy loan.

Telephone, Fax, and E-Mail Requests

In addition to Written Requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

•
You must complete and sign our telephone, fax, or e-mail request form and send it to us. You also may authorize us in the Application or by Written Notice to act upon instructions given by telephone, fax, and e-mail.

•	You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests (subject to our disruptive trading policies).

•	We will employ reasonable procedures to confirm that instructions are genuine.

•
If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

•
These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

•	We reserve the right to suspend telephone, fax and/or e-mail instructions at any time for any class of policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

Policy Lapse and Reinstatement

Lapse

Your Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges. If you have taken a loan, then your Policy also will enter a Grace Period (and possibly Lapse) whenever your Indebtedness reduces the Net Cash Surrender Value to zero.

Your Policy will not Lapse:

1.
During the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium;

2.	If you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or

3.	If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.

If your Policy enters a Grace Period, we will mail a notice to your last known address. The 61-day Grace Period begins on the date of the notice. The notice will indicate that the payment amount of 3 Monthly Deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and you will receive no benefits. You may reinstate a lapsed Policy if you meet certain requirements. If the last surviving Insured dies during the Grace Period, we will pay the Insurance Proceeds.

Reinstatement

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both Insureds are alive and within 3 years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to us at our Service Center:

1.	A Written Notice requesting reinstatement;

2.	Evidence of Insurability we deem satisfactory; and

3.	Payment of sufficient premium to keep the Policy in force for at least 3 months following the date of reinstatement.

The effective date of reinstatement will be the first Policy Processing Day on or next following the date we approve your application for reinstatement. The reinstated Policy will have the same Policy Date as it had prior to the Lapse. Upon reinstatement, the Policy Account Value will be based upon the premium paid to reinstate the Policy.

The Company and the Guaranteed Account

Nationwide Life and Annuity Company of America

We are a stock life insurance company. Our corporate headquarters are located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312. Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Guaranteed Account

The Guaranteed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account. We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%. The principal, after charges and deductions, is also guaranteed. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates. For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year. At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date). We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year. You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the Monthly Deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

We have not registered the Guaranteed Account with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Account.

The Separate Account and the Portfolios

The Separate Account

The Separate Account is a separate investment account established under Delaware law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Subaccounts that may invest in shares of one of the Portfolios available under the Policy. The Subaccounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Separate Account assets are held separate from our other assets and are not part of our general account. We may not use the Separate

Account's assets to pay any of our liabilities other than those arising from the Policies. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

We reserve the right to make structural and operational changes affecting the Separate Account. See "Addition, Deletion, or Substitution of Investments," below.

We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio. You could lose some or all of your money.

The Portfolios

The Separate Account invests in shares of certain Portfolios. Each Portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the Portfolios or mutual funds by the SEC.

Each Portfolio's assets are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies that are different from those of the other Portfolios. Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio. For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Code. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by us (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others. We also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account without your consent, including, among others, the right to:

1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3. Substitute or close Subaccounts to allocations of Premiums or Policy Account Value, or both, and to existing investments or the investment of future Premiums, or both, at any time at our discretion;

4. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6. Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Policy Owners will receive notice of any such changes that affect their Policy. Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

Voting Portfolio Shares

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Policy Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

Charges and Deductions

We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

Services and benefits we provide:	• the death benefit, cash, and loan benefits under the Policy • investment options, including premium allocations • administration of elective options • the distribution of reports to Owners
Costs and expenses we incur:
• costs associated with processing and underwriting Applications, and with issuing and administering the Policy (including any Riders)
• overhead and other expenses for providing services and benefits
• sales and marketing expenses
• other costs of doing business, such as collecting Premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees
• redemption fees assessed by certain Portfolios

Risk we assume:
• that the cost of insurance charges we may deduct are insufficient to meet our actual claims because Insureds die sooner than we estimate
• that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Premium Expense Charge

Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes. We credit the remaining amount (the Net Premium) to your Policy Account Value according to your allocation instructions. The premium expense charge consists of:

Premium Tax Charge: for state and local premium taxes based on the rate for the Insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. (Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.) No premium tax charge is deducted in jurisdictions that impose no premium tax.

Percent of Premium Charge: equal to 6% of each premium payment in the first 15 Policy Years and 1.5% of each premium payment thereafter. We collect this charge to compensate us partially for federal taxes and the cost of selling the Policy. We may increase this charge to a maximum of 6% of each premium payment.

The premium expense charge is a percentage of each premium payment. This means that the greater the amount and frequency of premium payments you make (particularly during the first 15 Policy Years), the greater the amount of the premium expense charge we will assess.

Monthly Deduction

We deduct a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage. We will make deductions from each Subaccount and the

Guaranteed Account in accordance with the allocation percentage for Monthly Deductions you chose at the time of application, or as later changed by Written Notice. If we cannot make a Monthly Deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account Value on the Policy Processing Day). Because portions of the Monthly Deduction (such as the cost of insurance) can vary from month to month, the Monthly Deduction will also vary.

If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date. On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value. The maximum amount deducted on the Policy Issue Date will equal the sum of 6 Monthly Deductions. We will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.

The Monthly Deduction has 4 components:

•	the cost of insurance charge;

•	the monthly administrative charge;

•	the initial administrative charge (for the first 12 Policy Processing Days); and

•	charges for any Riders (as specified in the applicable Rider(s)).

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The charge depends on a number of variables (Issue Age, sex, Premium Class, Policy Year, and net amount at risk (described below)) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day. Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

Cost of insurance charge:
The cost of insurance charge is equal to:
• the monthly cost of insurance rate; multiplied by
• the net amount at risk for your Policy on the Policy Processing Day.

The net amount at risk is equal to:
• the death benefit on the Policy Processing Day; minus
• the Policy Account Value on the Policy Processing Day.

We also calculate a cost of insurance charge for any Survivorship Additional Insurance Benefit Rider. Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under the Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

Net Amount at Risk. The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.

Cost of insurance rates. We base the cost of insurance rates on each Insured's Issue Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each Insured's Issue Age, sex, and Premium Class. Any change in the cost of insurance rates will apply to all pairs of Insureds of the same Issue Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class. The Premium Class of each Insured will affect the cost of insurance rates. We use an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insureds. We currently place Insureds into one of three standard classes - preferred, nonsmoker, and smoker - or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Monthly Administrative Charge. Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of Face Amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs. This charge may be increased but will not exceed $12 plus $.03 per $1,000 of Face Amount per month.

Initial Administrative Charge. On the first 12 Policy Processing Days, we deduct an initial administrative charge for Policy issue costs.

The initial administration charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount
$0.09 per $1,000 on the next million of Face Amount
$0.07 per $1,000 on the next million of Face Amount
$0.05 per $1,000 on the next million of Face Amount
$0.03 per $1,000 on the next million of Face Amount
$0 on the excess Face Amount over $5 million

Charges for Riders. The Monthly Deduction includes charges for any supplemental insurance benefits you add to your Policy by Rider. For example, if you elect the Guaranteed Minimum Death Benefit Rider, we deduct a charge of $0.01 per every $1,000 of Face Amount on the Rider Policy Date and each Policy Processing Day thereafter to compensate us for costs associated with providing the guaranteed death benefit.

Mortality and Expense Risk Charge

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume. The mortality risk is that the Insureds will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is currently equal to:

•	the assets in each Subaccount; multiplied by

•	0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all Policy Years.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We may increase this charge to a maximum annual rate of 0.90%. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

In certain situations, a portion of the mortality and expense risk charge may be offset by the Special Policy Account Value Credit. See "Policy Account Values - Special Policy Account Value Credit."

Surrender Charges

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue. We do not expect surrender charges to cover all of these costs. To the extent that they do not, we will cover the shortfall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Surrender Charge. If your Policy Lapses or you fully Surrender your Policy during the first 15 Policy Years, we deduct a surrender charge from your Policy Account Value and pay the remaining amount (less any outstanding Indebtedness) to you. The payment you receive is called the Net Cash Surrender Value. This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

Policy Year(s)	Charge Per $1,000 of Face Amount
1-11	$5.00
12	$4.00
13	$3.00
14	$2.00
15	$1.00
16+	$-0-

2. Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in Face Amount), where:

a = 30% of all Premiums paid to the date of Surrender or Lapse; or

b = the following percentage of Target Premium:

	% of Target Premium for the Face Amount
	Policy Years
Joint Equal Age	1-11	12	13	14	15	16
25-71	60%	48%	36%	24%	12%	0%
72-73	50	40	30	20	10	0
74-75	40	32	24	16	8	0
76-78	30	24	18	12	6	0
79-83	20	16	12	8	4	0
84-85	10	8	6	4	2	0

Decrease in Face Amount. In the event of a decrease in Face Amount before the end of the 15th Policy Year, we deduct a charge that is a portion of the surrender charge.

•	We determine this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge.

•	We will deduct the surrender charge applicable to the decrease from the Policy Account Value and the remaining surrender charge will be reduced by the amount deducted.

•	Where a decrease causes a partial reduction in the Face Amount, we will deduct a proportionate share of the surrender charge.

•
We will deduct the surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

The surrender charge varies based on each Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount. The Target Premium varies based on each Insured's Issue Age and Face Amount, and the maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount. Your Policy's specifications page indicates the surrender charges applicable to your Policy.

The surrender charge may be significant. You should carefully calculate this charge before you request a surrender or decrease in Face Amount. Under some circumstances the level of surrender charges might result in no Net Cash Surrender Value available.

Partial Withdrawal Charge

After the first Policy Year, you may request a partial withdrawal from your Policy Account Value. For each partial withdrawal, we will deduct a $25 fee from the remaining Policy Account Value. This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations that may be required because of the partial withdrawal.

Transfer Charge

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.

•
We deduct $25 for the 13th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers. We deduct the transfer charge from the amount being transferred.

•
For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

•
Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do not count as transfers for the purpose of assessing this charge.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus). Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio’s assets. Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner’s sub-account value. All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. We charge an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually). Moreover:

•	after offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% (annually); and

•	after offsetting the 5.50% interest we currently credit to the Loan Account after the 15th Policy Anniversary, the net cost of loans is 0.50% (annually).

Portfolio Expenses

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. For further information, consult the Portfolios' prospectuses.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisers for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy. A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. In particular, there is some uncertainty regarding the federal tax treatment of survivorship life insurance policies. We anticipate that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate Premiums and Policy Account Values, as well as the number of Subaccounts, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the death benefit under a Policy should be excludible from the Beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a modified endowment contract ("MEC").

Modified Endowment Contracts. Under the Code, certain life insurance contracts are classified as MECs, which have less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC. In general, a Policy will be classified as a MEC if the amount of Premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary Premium. Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits. A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

Distributions from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

•	Loans taken from such a Policy (or secured by such a Policy, e.g., by pledge or assignment) are treated as distributions and taxed accordingly.

•
A 10% additional income tax penalty is imposed on the amount includible in income except where the distribution or loan is made after you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions from Policies that are not Modified Endowment Contracts (“MEC”). Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and then as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, distributions from, and loans from (or secured by), a Policy that is not a MEC are not subject to the 10% additional tax.

Multiple Policies. All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Policy Loans. In general, interest you pay on a loan from a Policy will not be deductible. If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or Lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

Taxation of Policy Split. The Policy Split Option Rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint Insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy Split Option Rider, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. The IRS has also recently issued new guidance on split dollar insurance plans. In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Tax Shelter Regulations. Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Alternative Minimum Tax. There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the younger Insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the younger Insured's 100th year.

Other Policy Owner Tax Matters. The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

Possible Tax Law Changes. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

Special Rules for Pension and Profit-Sharing Plans. If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. The amount of this cost should be reported to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not subject to the federal income tax. However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements. If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. On November 16, 2004, the IRS and the Treasury Department released proposed regulations that, if enacted in their current form, would prohibit the use of a life insurance contract in a 403(b) plan. In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

Foreign Tax Credits. To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.

Supplemental Benefits and Riders. A discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy, can be found in the SAI.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties. There are different ways of allocating these rights. For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount that he would have been entitled to receive upon Surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

New Guidance on Split Dollar Arrangements. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

Supplemental Benefits and Riders

The following Riders offering supplemental benefits are available under the Policy. Most of these Riders are subject to age and underwriting requirements and most must be purchased when the Policy is issued. We generally deduct any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction. (See the Fee Table for more information concerning Rider expenses.)

Your agent can help you determine whether any of the Riders are suitable for you. For example, you should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider or the Survivorship Additional Insurance Benefit Rider. Even though the death benefit coverage may be the same (regardless of whether you purchase coverage under the Policy only or in combination with one or more of these Riders), there may be important cost differences between the Policy and the Riders. The most important factors that will affect your decision are (a) the amount of Premiums you pay, (b) the cost of insurance charges under the Policy and under the Riders, (c) the investment performance of the Subaccounts in which you allocate your Premiums, (d) your level of risk tolerance, and (e) the length of time you plan to hold the Policy. You should carefully evaluate all of these factors and discuss all of your options with your agent. For more information on electing a Rider, contact our Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders. These Riders may not be available in all states. Please contact us for further details.

We currently offer the following Riders under the Policy:

•	Change of Insured Rider;

•	Convertible Term Life Insurance Rider;
•	Disability Waiver Benefit Rider;

•	Final Policy Date Extension Rider;

•	Guaranteed Minimum Death Benefit Rider;

•	Policy Split Option Rider; and

•	Survivorship Additional Insurance Benefit Rider.

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers. 1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the NASD. 1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of Nationwide Life Insurance Company of America (our parent company). 1717 received $20,965,977, $19,767,859, and $21,289,040 during 2005, 2004, and 2003, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLACA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past three fiscal years. We decide the insurance underwriting, the determination of Premium Class, and whether to accept or reject an Application. 1717 also may reject an Application if the Policy applied for is unsuitable.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Policy Pricing

We make many assumptions and account for many economic and financial factors in establishing the Policy's fees and charges. Policy charges are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the Policy exceed the deductions we make during the early stages of Policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial product. Accordingly, we have designed the Policy with features and underlying investment options that we believe support and encourage long-term ownership. The Fee Table earlier in this prospectus sets out the costs you will incur when you purchase and own the Policy. Following is a brief discussion describing how we use some of those charges to distribute the Policy and how some of the underlying investment options pay us for services we provide to them. You should consider these factors in conjunction with any other advice you may receive with respect to the Policy.

Distribution, Promotional and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy. During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year. In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two. Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement. The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm’s capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Portfolios. The Portfolios incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all Policy Owners, it serves as a single shareholder. By processing aggregated Policy Owner transactions, we relieve the Portfolio of the expense of processing individual Policy Owner transactions. We also pay the costs of selling the Policy (as outlined above), which benefits the Portfolios by allowing Policy Owners to purchase interests in the Sub-Accounts that correspond to the Portfolios. We perform all of the accounting and record keeping for the Sub-Accounts, and pay any processing costs associated with the purchase and redemption of interests in the Sub-Accounts. The Portfolios understand and acknowledge that, in performing these functions and incurring these costs, we provide a valuable service to the Portfolios. Accordingly, the Portfolios pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets. Alternatively, such payments may be paid pursuant to service/administration or other similar agreements between the Portfolio adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the Portfolio assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.

When we determined the charges for the Policy, we considered the amount of these payments. Without these payments, charges would be higher. We only offer investment options as Portfolios under the Policy if they make these payments.

State Variations

Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your actual policy and any endorsements or Riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and Riders, if any, contact our Service Center.

Legal Proceedings

NLACA is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. NLACA does not believe, based on information currently known by NLACA’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NLACA’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on NLACA’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NLACA.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. NLACA and/or its affiliates has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NLACA and/or its affiliates. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of NLACA’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on NLACA in the future.

On October 9, 2003, NLACA’s parent company, Nationwide Life Insurance Company of America (NLICA) was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee

Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees. The plaintiffs seek to have each defendant judged jointly and severally liable for all damages. NLICA, along with virtually every other defendant, has filed a motion to dismiss the complaint for failure to state a claim. On August 24, 2004, the Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts. The Court did not dismiss three of the RICO counts and a count alleging unjust enrichment. On September 30, 2004, NLICA filed its answer, and discovery has commenced. NLICA intends to defend this lawsuit vigorously.

The general distributor, 1717, is not engaged in any litigation of any material nature.

Financial Statements

Our financial statements and the financial statements of the Separate Account are contained in the SAI. Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

Glossary

Application
The Application you must complete to purchase a Policy plus all forms required by applicable law or us.

Attained Age
The Issue Age for each Insured plus the number of full Policy Years since the Policy Date.

Beneficiary
The person(s) you select to receive the Insurance Proceeds from the Policy.

Code
The Internal Revenue Code of 1986, as amended.

Company (we, us, our, NLACA)
Nationwide Life and Annuity Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

Evidence of Insurability
Medical records or other documentation that we may require to satisfy our underwriting standards. We may require different and/or additional evidence depending on the Insureds' Premium Classes; for example, we generally require more documentation for Insureds in classes with extra ratings. We also may require different and/or additional evidence depending on the transaction requested; for example, we may require more documentation for the issuance of a Policy than to reinstate a Policy.

Face Amount
The dollar amount of insurance selected by the Owner. The Face Amount may be decreased after issue, subject to certain conditions. The Face Amount is a factor in determining the death benefit and surrender charges.

Final Policy Date
The Policy Anniversary nearest the younger Insured's Attained Age 100, at which time the Policy will end and you will be paid the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Subject to state availability, you may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Free Look Period
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund. The length of the Free Look Period varies by state.

Fund
An investment company that is registered with the SEC. The Policy allows you to invest in certain Portfolios of the Funds that are listed earlier in this prospectus.

Grace Period
A 61-day period after which a Policy will Lapse if you do not make a sufficient payment.

Guaranteed Account
Part of our general account. Amounts allocated to the Guaranteed Account earn at least 4% annual interest.

Indebtedness
The total amount of all outstanding Policy loans, including both principal and interest due.

Initial Face Amount
The Face Amount on the Policy Issue Date.

Insurance Proceeds
The amount we pay to the Beneficiary when we receive due proof of the last surviving Insured's death. We deduct any Indebtedness and unpaid Monthly Deductions before making any payment.

Insureds
The persons whose lives are Insured by the Policy.

Issue Age
The age of each Insured at his or her birthday nearest the Policy Date.

Joint Equal Age
An age aligned to the two Insureds, which NLACA actuarially determines based on the Issue Age of each Insured.

Lapse
When your Policy terminates without value after a Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

Loan Account
The account to which we transfer collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account.

Minimum Guarantee Premium
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005). It is equal to the minimum annual premium (as set forth in your Policy) multiplied by the number of months since the Policy Date (including the current month) divided by 12.

Minimum Initial Premium
An amount equal to the minimum annual premium (as set forth in your Policy) multiplied by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

Monthly Deduction
This is the monthly amount we deduct from the Policy Account Value on each Policy Processing Day. The Monthly Deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first Policy Year), and charges for any Riders.

Net Cash Surrender Value
The amount we pay when you Surrender your Policy. It is equal to: (1) the Policy Account Value as of the date of Surrender; minus (2) any surrender charge; minus (3) any Indebtedness.

Net Premiums
Premiums less the premium expense charge.

Owner (you, your)
The person entitled to exercise all rights as Owner under the Policy.

Policy Account Value
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

Policy Anniversary
The same day and month as the Policy Date in each year following the first Policy Year.

Policy Date
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Processing Days, and Policy Years. The Policy Date is generally the same as the Policy Issue Date but, subject to state approval, may be another date agreed upon by the proposed Insureds and us. The Policy Date may not be more than 6 months prior to the Policy Issue Date.

Policy Issue Date
The date on which the Policy is issued. It is used to measure suicide and contestable periods.

Policy Processing Day
This is the same day as the Policy Date in each successive month. If there is no day in a calendar month that coincides with the Policy Date, or if that day falls on a day that is not a Valuation Day, then the Policy Processing Day is the next Valuation Day. On each Policy Processing Day, we determine Policy charges and deduct them from the Policy Account Value.

Policy Year
A year that starts on the Policy Date or on a Policy Anniversary.

Portfolio
A separate investment Portfolio of a Fund. Each Subaccount invests exclusively in one Portfolio of a Fund.

Premium Class
The classification of the Insureds for cost of insurance purposes. The standard classes are: smoker, nonsmoker, and preferred. We also have classes with extra ratings.

Premiums
All payments you make under the Policy other than repayments of Indebtedness.

Rider
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage. A Rider that is added to the Policy becomes part of the Policy.

SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the prospectus. You may obtain a copy of the SAI by writing or calling us at our Service Center.

Separate Account
Nationwide Provident VLI Separate Account A. It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding Portfolio.

Service Center
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

Subaccount
A subdivision of Nationwide Provident VLI Separate Account A. We invest each Subaccount's assets exclusively in shares of one Portfolio.

Surrender
To cancel the Policy by signed Request from the Owner and return of the Policy to us at our Service Center.

Target Premium
An amount of premium payments, based on the Initial Face Amount and Joint Equal Age of the Insureds, used to compute surrender charges.

Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing to the close of business on the next Valuation Day.

Written Notice or Request
The Written Notice or Request you must complete, sign, and send to us at our Service Center to request or exercise your rights as Owner under the Policy. To be complete, each Written Notice or Request must: (1) be in a form we accept; (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

Appendix A: Portfolio Information

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long term growth of capital and current income.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
1Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

The Alger American Fund - Alger American Small Capitalization Portfolio: Class O Shares
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
The following mutual fund is only available in policies before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund - Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	1Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania.
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
The following mutual fund is only available in policies before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
The following mutual fund is only available in policies before May 1, 2006.
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class III
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class III
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class IV
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class IV
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT S&P 500 Index Fund: Class IV
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class IV
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Balanced Portfolio: Service Shares
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
The following mutual fund is only available in policies before May 1, 2006.
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see “Short-Term Trading Fees” earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
The following mutual fund is only available in policies before May 1, 2004.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
The following mutual fund is only available in policies before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
The following mutual fund is only available in policies before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Discovery Fund
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund
The following mutual fund is only available in policies before May 1, 2003.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

To learn more about the Policy, you should read the Statement of Additional Information (the “SAI”) dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of death benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the Policy please call or write to us at our Service Center at 1-800-688-5177 or write to us at our Service Center at Nationwide Life and Annuity Company of America, 300 Continental Drive, Newark, DE 19713.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8722

Securities Act of 1933 Registration File No. 333-82611

Survivor Options Premier
NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
(Registrant)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
(Depositor)

Main Administrative Office
1000 Chesterbrook Boulevard
                           Berwyn, Pennsylvania 19312
(610) 407-1717

Service Center:
                           300 Continental Drive
Newark, Delaware 19713
(800) 688-5177

STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Adjustable Survivorship Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium adjustable survivorship variable life insurance policy (the "Policy") offered by Nationwide Life and Annuity Company of America ("NLACA"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2006 and the prospectuses for the Portfolios. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2006.

Statement of Additional Information Table of Contents
Additional Policy Information	2	Survivorship Additional Insurance Benefit Rider
The Policy		Policy Split Option Rider
Temporary Insurance Coverage		Other Riders
Our Right to Contest the Policy		Illustrations	9
Misstatement of Age or Sex		Performance Data	9
Suicide Exclusion		Rating Agencies
Assignment		Money Market Yields
The Beneficiary		Historical Performance of the Subaccounts
More Information on Ownership Rights		Standard & Poor's	10
Changing Death Benefit Options		Additional Information	10
Premium Classes		IMSA
Loan Interest		Potential Conflicts of Interest
Effect of Policy Loans		Safekeeping of Account Assets
Delays in Payments We Make		Reports to Owners
Dollar Cost Averaging		Records
Automatic Asset Rebalancing		Experts
Charge Discounts for Sales to Certain Policies		Additional Information about the Company
Payment of Policy Benefits		Additional Information about the Separate Account
Policy Termination		Other Information
Supplemental Benefits and Riders	7	Financial Statements

1

Additional Policy Information

The Policy

The Policy, Application(s), Policy's specification page, and any Riders are the entire contract. Only statements made in the Applications can be used to void the Policy or to deny a claim. We assume that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state. The Policy is not eligible for dividends and is non-participating.

Temporary Insurance Coverage

Before full insurance coverage takes effect, you may receive temporary insurance coverage (subject to our underwriting rules and Policy conditions) if:

1.	You answer "no" to the health questions in the temporary insurance agreement;

2.	You pay the Minimum Initial Premium when the Application is signed; and

3.	The Application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement. Temporary insurance coverage shall not exceed the lesser of:

1. The Face Amount applied for, including term insurance Riders; or

2. $500,000.

If we do not approve your Application, we will make a full refund of the initial premium paid with the Application.

Temporary life insurance coverage is void if the Application contains any material misrepresentation. Benefits will also be denied if any proposed Insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

•	5 days from the date we mail you notification of termination of coverage; or

•	the date that full insurance coverage takes effect under the Policy; or

•	the date a policy, other than the Policy applied for, is offered to you; or

•	the 90th day from the date of the temporary agreement.

Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for you and/or the Insureds in the Application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during each Insured's lifetime for 2 years from the Policy Issue Date. Likewise, we will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect for 2 years during each Insured's lifetime.

Misstatement of Age or Sex

If either Insured's Issue Age or sex was stated incorrectly in the Application, we will adjust the death benefit and any benefits provided by Riders to the amount that would have been payable at the correct Issue Age and sex based on the most recent Monthly Deduction. No adjustment will be made to the Policy Account Value.

Suicide Exclusion

The Policy will terminate and our liability will be limited to an amount equal to the Premiums paid, less any Indebtedness, and less any partial withdrawals previously paid if:

(a) both Insureds commit suicide, while sane or insane, within 2 years of the Policy Issue Date (except where state law requires a shorter period) and within 90 days of each other; or

(b) the last surviving Insured dies by suicide, whether sane or insane, within such 2 year period and within 90 days of the death of the first of the Insureds to die; or

2

(c) the last surviving Insured lives for more than 90 days beyond the date that the first Insured's death occurred by suicide and does not exchange the Policy as described below.

During the 90 day period following the date that the first Insured dies by suicide, the surviving Insured may exchange the Policy, without Evidence of Insurability, for a permanent life policy issued by us on the life of the surviving Insured. The Policy Issue Date for the new policy will be the 91st day after the date of the first Insured's death. In the event that one of the Insureds commits suicide within 2 years of the Policy Issue Date and the surviving Insured does not exercise this exchange right, coverage under the Policy will end on the 91st day following such death.

If an Insured commits suicide within 2 years of the Policy Issue Date (or shorter period required by state law) and the surviving Insured dies, other than by suicide, within 90 days of the date of the first death, we will pay the Insurance Proceeds to the Beneficiary.

Certain states may require suicide exclusion provisions that differ from those stated here.

Assignment

You may assign the Policy but we will not be bound by any assignment unless it is in writing and we have received it at our Service Center. Your rights and those of any other person referred to in the Policy will be subject to the assignment. We assume no responsibility for the validity of any assignments.

The Beneficiary

The Beneficiary is entitled to the Insurance Proceeds under the Policy. The Beneficiary is as stated in the Application, unless later changed. When a Beneficiary is designated, any relationship shown is to the Insureds, unless otherwise stated. If two or more persons are named, those surviving both Insureds will share the Insurance Proceeds equally, unless otherwise stated. If none of the persons named survives both Insureds, we will pay the Insurance Proceeds in one sum to the estate of the last surviving Insured to die.

More Information on Ownership Rights

You, as the Owner, may exercise certain rights under the Policy, including the following:

Selecting and Changing the Beneficiary

•	You designate the Beneficiary (the person to receive the Insurance Proceeds when the last surviving Insured dies) in the Application.

•
You may designate more than one Beneficiary. If you designate more than one Beneficiary, then each Beneficiary that survives both Insureds shares equally in any Insurance Proceeds unless the Beneficiary designation states otherwise.

•	If there is not a designated Beneficiary surviving at the last surviving Insured's death, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate.

•	You can change the Beneficiary by providing us with Written Notice while at least one Insured is living.

•	The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the notice.

•	We are not liable for any payment or other actions we take before we receive your Written Notice.

•	A Beneficiary generally may not pledge, commute, or otherwise encumber or alienate payments under the Policy before they are due.

Changing the Owner

•	You may change the Owner by providing a Written Notice to us at any time while at least one Insured is alive.

•	The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the request.

•	We are not liable for any payment or other actions we take before we receive your Written Notice.

•	Changing the Owner does not automatically change the Beneficiary or the Insureds.

•	Changing the Owner may have tax consequences. You should consult a tax adviser before changing the Owner.

Assigning the Policy

•	You may assign Policy rights while at least one Insured is alive by submitting Written Notice to us at our Service Center.

•	Your interests and the interests of any Beneficiary or other person will be subject to any assignment.

•	You retain any ownership rights that are not assigned.

3

•	Assignments are subject to any Policy loan.

•	We are not:

o	bound by any assignment unless we receive a Written Notice of the assignment;

o	responsible for the validity of any assignment or determining the extent of an assignee's interest; or

o	liable for any payment we make before we receive Written Notice of the assignment.

• Assigning the Policy may have tax consequences. You should consult a tax adviser before assigning the Policy.

Changing Death Benefit Options

The following rules apply to any change in death benefit options:

•	You must submit a Written Request for any change in death benefit options.

•	We may require you to return your Policy to make a change.

•	The effective date of the change in death benefit option will be the Policy Processing Day on or following the date when we approve your request for a change.

If you change from Option A to Option B:

•	We will first decrease the Face Amount by the Policy Account Value on the effective date of the change.

•	The death benefit will not change on the effective date of the change.

•
The net amount at risk will generally remain level. This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the Policy Account Value increases (unless the death benefit is based on the applicable percentage of Policy Account Value).

•	If the Face Amount would be reduced to less than the minimum Initial Face Amount, then we will not allow the change in death benefit option.

If you change from Option B to Option A:

•	The Face Amount will be increased by the Policy Account Value on the effective date of the change.

•	The death benefit will not change on the effective date of the change.

•
Unless the death benefit is based on the applicable percentage of Policy Account Value, if the Policy Account Value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

Premium Classes

We currently place each Insured into one of three standard Premium Classes - preferred, nonsmoker, and smoker - or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.

•	Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

•	Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

•
Premium classes with extra ratings generally reflect higher mortality risks and thus higher cost of insurance rates. We may place an Insured into a Premium Class with extra ratings for a temporary period of time, due to occupation or temporary illness. We also may place an Insured into a Premium Class with permanent extra ratings.

Loan Interest

Charged Loan Interest. Interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on your written instructions. If there are no such instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned Policy Account Value.

Earned Loan Interest. We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the

4

outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

Effect of Policy Loans

A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. The Insurance Proceeds and Net Cash Surrender Value include reductions for the amount of any Indebtedness. Repaying a loan causes the death benefit and Net Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. Amounts transferred from the Separate Account to the Loan Account will affect the Policy Account Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the Policy Account Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.

Delays in Payments We Make

We usually pay the amounts of any Surrender, partial withdrawal, Insurance Proceeds, loan, or settlement options within 7 days after we receive all applicable Written Notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death. However, we can postpone these payments if:

•
the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); or

•	the SEC permits, by an order, the postponement of any payment for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request. We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of Surrenders, partial withdrawals, Insurance Proceeds, or payments under a settlement option until the check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment. We also may be required to provide additional information about your account to government regulators. In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, Surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

Dollar Cost Averaging

If you elect the dollar cost averaging program offered under the Policy, each month on the Policy Processing Day we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected. You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

Dollar Cost Averaging Period	Minimum Amount
6 months	$3,000
12 months	$6,000
18 months	$9,000
24 months	$12,000
30 months	$15,000
36 months	$18,000

If you have elected dollar cost averaging, the program will start on the first Policy Processing Day after the later of:

1. The Policy Date;

2. The end of the 15-day period when Premiums have been allocated to the Money Market Subaccount; or

5

3. When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

Dollar cost averaging will end if:
• we receive your Written Request to cancel your participation;
• the value in the chosen Subaccount is insufficient to make the transfer;
• the specified number of transfers has been completed; or
• the Policy enters the Grace Period.

You will receive Written Notice confirming each transfer and when the program has ended. You are responsible for reviewing the confirmation to verify that the transfers are being made as requested. There is no additional charge for dollar cost averaging. A transfer under this program is NOT considered a transfer for purposes of assessing the transfer fee. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you. You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a Policy loan is outstanding.

Automatic Asset Rebalancing

If you elect the automatic asset rebalancing program offered under the Policy, we will automatically reallocate your Policy Account Value in the Subaccounts you are invested in at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.

To participate in the automatic asset rebalancing program:
• you must elect this feature in the Application or after issue by submitting an automatic asset rebalancing request form to our Service Center; and
• you must have a minimum Policy Account Value of $1,000.

There is no additional charge for the automatic asset rebalancing program. Any reallocation that occurs under the automatic asset rebalancing program will not be counted towards the 12 "free" transfers allowed during each Policy Year. You can end this program at any time.

Automatic asset rebalancing will end if:
• the total value in the Subaccounts is less than $1,000;
• you make a transfer;
• you make a change to the current premium allocation instructions; or
• we receive your Written Request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

                                        Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs. We also may reduce or waive charges on Policies sold to officers, directors, and employees of NLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Policy Owners.

Payment of Policy Benefits

Benefit Payable on Final Policy Date. If one of the Insureds is living on the Final Policy Date (at the younger Insured's Attained Age 100), we will pay you the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within 7 days of the Final Policy Date, although we may postpone

6

this payment under certain conditions. You may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Insurance Proceeds. Insurance proceeds will ordinarily be paid to the Beneficiary within 7 days after we receive proof of the last surviving Insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents. Generally, we determine the amount of a payment from the Separate Account as of the date of the last surviving Insured's death. We pay Insurance Proceeds in a single sum unless you have selected an alternative settlement option. If Insurance Proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the Insurance Proceeds from the date of the last surviving Insured's death until payment is made. We may postpone payment of Insurance Proceeds under certain conditions.

Settlement Options. In lieu of a single sum payment on death, Surrender, or maturity, you may elect one of the following settlement options. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of our general account assets, settlement options proceeds may be subject to claims of creditors. Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the last surviving Insured's death are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

•	Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1-month intervals.

•
Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

•
Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3-month intervals. Payments may be increased by additional interest, which would increase the installments certain.

•
Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

•
Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options. We may declare additional rates of interest in our sole discretion. We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

Policy Termination

Your Policy will terminate on the earliest of:

•	the Final Policy Date;

•	the end of the Grace Period without a sufficient payment;

•	the date the last surviving Insured dies; or

•	the date you Surrender the Policy.

Supplemental Benefits and Riders

                                        Survivorship Additional Insurance Benefit Rider

The Survivorship Additional Insurance Benefit Rider ("SAIB Rider") provides additional insurance protection by offering an additional death benefit payable to the Beneficiary on the death of both Insureds without increasing the Policy's Face Amount. The SAIB Rider may be purchased at issue only, and may not be available in all states. You should consult your agent before buying an SAIB Rider.

The additional death benefit provided by the SAIB Rider varies depending on which death benefit you have selected under the Policy.

•	If death benefit Option A is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount less the Policy's death benefit.

•	If death benefit Option B is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount plus the Policy Account Value less the Policy's death benefit.

7

In addition, please note the following about the SAIB Rider:

•
The SAIB Rider has a cost of insurance charge that is deducted from the Policy Account Value as part of the Monthly Deduction. This charge is in addition to the cost of insurance charge assessed on the Policy's net amount at risk. Generally, the current cost of insurance rates for an SAIB Rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under an SAIB Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

•	The Minimum Guarantee Premium (i.e., the amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years) will be higher if you elect the SAIB Rider.

•
The SAIB Rider may be canceled separately from the Policy (i.e., the SAIB Rider can be canceled without causing the Policy to be canceled or to Lapse). The SAIB Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy itself; or (3) the Policy Anniversary nearest Attained Age 100 of the younger Insured.

•	If you change from death benefit Option A to death benefit Option B, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the Policy Account Value.

•
If death benefit Option A is in effect and you make a partial withdrawal, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the amount withdrawn (including the partial withdrawal charge).

•	The SAIB Rider has no cash or loan value.

•
After the first Policy Year, and subject to certain conditions, you may decrease the Rider coverage amount separately from the Policy's Face Amount (and the Policy's Face Amount may be changed without affecting the Rider coverage amount). The amount of the decrease must be at least $25,000.

•	The SAIB Rider has no surrender charge or premium expense charge.

•
Because we impose no surrender charge for decreasing the Rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the Face Amount of the Policy (if the Face Amount decrease would be subject to a surrender charge). However, continuing coverage on an increment of Policy Face Amount may have a current cost of insurance charge that is higher than the same increment of coverage amount under the Rider. You should consult your agent before deciding whether to decrease Policy Face Amount or SAIB Rider coverage amount.

•
To comply with the maximum premium limitations under the Code, insurance coverage provided by an SAIB Rider is treated as part of the Policy's Face Amount. For a discussion of the tax status of the Policy, see "Federal Tax Considerations" in the Prospectus.

Policy Split Option Rider

Under this Rider, the Owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the Insureds, by sending a Written Request to us within 180 days of one of the following events:

1. a court of competent jurisdiction issues a final divorce decree with respect to the marriage of the Insureds; or

2. federal estate tax law is changed so as to remove the unlimited marital deduction or reduce the estate taxes payable on death by 50% or more.

If the Policy is owned jointly by two Owners, both must agree to exercise the Rider. NLACA requires satisfactory Evidence of Insurability as to both Insureds before issuing the individual policies. In the event that one of the Insureds cannot provide satisfactory Evidence of Insurability or if an Insured does not want to exchange the Policy, an individual policy may be issued on the other Insured and one-half of the Net Cash Surrender Value of the Policy may be distributed to the Owner(s) instead of a second individual policy.

If the Rider is exercised, the Policy will terminate and the individual policies will become effective as of the Policy Processing Day following the later of the date that (1) Written Request is made for the exchange, or (2) NLACA approves the exchange. This date shall also be the Policy Date for the individual policies. Any Indebtedness under the Policy is extinguished as of the date of the exchange.

The two individual policies will each have an initial premium equal to 50% of the Policy's final Policy Account Value less 50% of any Policy loan (including accrued interest). The Face Amount of each individual policy will be at least 50% of the Policy's final Face Amount and never less than the stated minimum Face Amount as of the date of the exchange.

After the exchange, the Owner(s) may return an individual policy for a refund under the Free Look Period provision in such policy. The refund cannot exceed 50% of the Net Cash Surrender Value of the Policy plus Premiums paid in connection with the individual policy.

The Rider terminates upon the earliest of: (1) the Policy Processing Date on or following the day that we receive a Written Request to exchange under this Rider, (2) the date of death of the first Insured to die under the Policy, (3) the date we receive a Written Request

8

to cancel this Rider, (4) the Policy Anniversary when the older Insured reaches Attained Age 81, or (5) the date the Policy is Surrendered.

Other Riders

In addition to the Survivorship Additional Insurance Benefit Rider and Policy Split Option Rider, the following Riders are also available under the Policy. These Riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account.

•
Change of Insured: This Rider permits you to change one of the Insureds, subject to certain conditions and Evidence of Insurability. The Policy's Face Amount will remain the same, and the Monthly Deduction for the cost of insurance and any other benefits provided by Rider will be adjusted for the Attained Age and Premium Class of the new Insured as of the effective date of the change. As the change of an Insured is generally a taxable event, you should consult a tax adviser before making such a change.

•
Convertible Term Life Insurance: This Rider provides term insurance on either or both Insureds. This Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; (3) the Policy Anniversary nearest the Attained Age 100 of the covered Insured; or (4) exercise of the Policy Split Option Rider (if applicable). If the Policy is extended by the Final Policy Date Extension Rider, this Rider will terminate on the original Final Policy Date. This Rider and the Guaranteed Minimum Death Benefit Rider may not be issued on the same Policy.

•
Disability Waiver Benefit: This Rider provides that in the event of an Insured's total disability (as defined in the Rider), which begins while the Rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each Policy Processing Day during the first 5 Policy Years while the Insured is totally disabled (the amount of the payment will be based on the minimum annual premium). We will also waive all Monthly Deductions due after the commencement of and during the continuance of the total disability after the first 5 Policy Years. This Rider terminates on the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest an Insured's Attained Age 60 (except for benefits for a disability which began before that Policy Anniversary).

•
Final Policy Date Extension: This Rider extends the Final Policy Date 20 years past the original Final Policy Date. This benefit may be added only on or after the anniversary nearest the younger Insured's 90th birthday. There is no additional charge for this benefit. The death benefit after the original Final Policy Date will be the Policy Account Value. All other Riders in effect on the original Final Policy Date will terminate on the original Final Policy Date. Adding this benefit and/or continuing the Policy beyond an Insured's Attained Age 100 may have tax consequences and you should consult a tax adviser before doing so.

•
Four Year Survivorship Term Life Insurance: This Rider (not available for new Policies effective June 1, 2003) provides additional term insurance during the first four Policy Years upon due proof of the death of both Insureds. The amount of this term insurance is 1.25 multiplied by the Face Amount of the Policy.

•
Guaranteed Minimum Death Benefit: This Rider provides a guarantee that, if the Net Cash Surrender Value is not sufficient to cover the Monthly Deductions, and the Minimum Guarantee Premium has been paid, the Policy will not Lapse prior to the end of the death benefit guarantee period (as defined in the Rider). If this Rider is added, the Monthly Deduction will be increased by $0.01 per every $1,000 of Face Amount in force under the Policy. The Rider and the additional Monthly Deduction terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period. This Rider and the Convertible Term Life Insurance Rider may not be issued on the same Policy.

Illustrations

Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon each proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

Performance Data

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Policies or us. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred

9

investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount. Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standard & Poor's

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLACA and the Gartmore Variable Insurance Trust. Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P  500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLACA and Gartmore Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to NLACA, Gartmore Variable Insurance Trust, the Policy, or the S&P  500 Index Fund. S&P has no obligation to take the needs of NLACA, Gartmore Variable Insurance Trust, or the Owners of the Policy or the S&P  500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P  500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P  500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P  500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by NLACA, Gartmore Variable Insurance Trust, Owners of the Policy and the S&P  500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information

IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

Potential Conflicts of Interest

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously. Although neither we nor the Portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each Portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for

10

example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a Portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The Portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.

Safekeeping of Account Assets

We hold the Separate Account's assets physically segregated and apart from the general account. We maintain records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Reports to Owners

At least once each year, we will send you a report showing the following information as of the end of the report period:

•	the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value;

•	the current Net Cash Surrender Value;

•	the current death benefit;

•	the current amount of any Indebtedness;

•	any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions); and

•	any other information required by law.

We currently send these reports quarterly. In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee. We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each Portfolio in which you are invested.

Records

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

Experts

The consolidated  financial statements of Nationwide Life and Annuity Company of America as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005, and the financial statements of Nationwide Provident VLI Separate Account A as of and for the years ended December 31, 2005 and 2004 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 financial statements of Nationwide Life and Annuity Company of America contains an explanatory paragraph that states that Nationwide Life and Annuity Company of America adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 1601 Market Street, Philadelphia, PA  19103.

Actuarial matters included in the prospectus and/or SAI have been examined by Edward J. Zapisek, FSA, MAAA, Vice President and Actuary of NLACA.

Additional Information about the Company

We are a stock life insurance company and wholly owned subsidiary of Nationwide Life Insurance Company of America ("NLICA"), which was chartered by the Commonwealth of Pennsylvania in 1865. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a

11

Delaware insurance company on October 28, 1992. We are subject to regulation by the Insurance Department of the State of Delaware, as well as by the insurance departments of all other states and jurisdictions in which we do business. We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 49 states and the District of Columbia.

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

Sponsored Demutualization. On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

Support Agreement. On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA). Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.

NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of NLICA. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this support agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Policies.

Service Agreement. The Policies are administered by NLICA pursuant to a Service Agreement between NLICA and NLACA. NLICA also maintains records of transactions relating to the Policies and provides other services.

Additional Information about the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Providentmutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account A.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street NE, Washington, DC 20549.

Financial Statements

All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors of Nationwide Life and Annuity Company of
America and Policyholders of Nationwide Provident VLI Separate Account A:
We have audited the accompanying statement of assets and liabilities of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2005 and 2004 and the financial highlights for each of the years in the four year period ended December 31, 2005. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Account as of and for the year ended December 31, 2001, were audited by other auditors whose report thereon dated January 18, 2002, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for the years ended December 31, 2005 and 2004, and the financial highlights for each of the years in the four year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Philadelphia, PA
April 21, 2006

The Nationwide Provident VLI Separate Account A
      of Nationwide Life and Annuity Company of America
      Statement of Assets and Liabilities, December 31, 2005
________________________________________________________________________________

	Shares	Cost	Fair Value

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	259,493	$3,110,076	$3,074,992
Gartmore GVIT Money Market Fund Class IV	4,866,486	4,866,486	4,866,486
Gartmore GVIT Government Bond Fund Class IV	163,602	1,956,949	1,886,328
JP Morgan GVIT Balanced Fund Class IV	142,444	1,393,043	1,428,714
Gartmore GVIT Mid Cap Growth Fund Class IV	269,658	5,384,028	7,329,310
Dreyfus GVIT International Value Fund Class IV	279,168	3,366,587	4,634,188
Gartmore GVIT Growth Fund Class IV	247,285	2,391,701	2,831,413
Van Kampen GVIT Comstock Value — Class IV	556,384	5,388,941	6,415,113
Gartmore GVIT Small Company Fund Class IV	109,739	2,363,074	2,499,847
Gartmore GVIT Small Cap Value Fund Class IV	280,450	2,979,569	3,233,591
Gartmore GVIT Equity 500 Index Fund Class IV	3,006,632	25,188,471	26,187,765
Gartmore GVIT Government Bond Fund Class I	726	8,491	8,376
Gartmore GVIT Investor Destinations Aggressive Fund Class II	27,671	323,808	331,227
Gartmore GVIT Investor Destinations Conservative Fund Class II	5,023	52,330	51,584
Gartmore GVIT Investor Destinations Moderate Fund Class II	16,880	187,324	192,430
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	69,009	799,293	817,067
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	2,803	30,109	30,578
Gartmore GVIT Emerging Markets Fund Class I	32,546	363,591	425,700
Dreyfus GVIT Mid Cap Index Fund Class I	30,969	484,528	537,629
Federated GVIT High Income Bond Fund Class I	4,027	32,642	31,294
Gartmore GVIT Global Financial Services Fund Class I	8,467	106,984	107,187
Gartmore GVIT Global Health Sciences Fund Class I	58,036	611,265	600,091
Gartmore GVIT Global Technology and Communications Fund Class I	172,277	623,924	663,265
Gartmore GVIT Global Utilities Fund Class I	5,573	62,475	56,506
Gartmore GVIT Small Cap Growth Fund Class I	9,331	139,044	148,363
Gartmore GVIT U.S. Growth Leaders Fund Class I	28,871	323,431	311,522
Van Kampen GVIT Multi Sector Bond Fund Class I	4,854	47,891	47,425
Dreyfus GVIT International Value Fund Class III	173,283	2,452,216	2,869,565
Gartmore GVIT Emerging Markets Fund Class III	20,824	241,754	272,375
Gartmore GVIT Global Financial Services Fund Class III	884	10,749	11,200
Gartmore GVIT Global Health Sciences Fund Class III	99,964	1,031,948	1,035,626
Gartmore GVIT Global Technology and Communications Fund Class III	259,435	897,256	1,006,609
Gartmore GVIT Global Utilities Fund Class III	5,815	65,739	59,138
Federated GVIT High Income Bond — Class III	2,750	21,799	21,339
Fidelity Variable Insurance Products Funds:
Fidelity VIP Equity-Income Portfolio Initial Class	514,647	11,310,872	13,118,353
Fidelity VIP Growth Portfolio Initial Class	548,601	18,945,015	18,487,870
Fidelity VIP High Income Portfolio Initial Class	404,049	2,459,051	2,492,980
Fidelity VIP Overseas Portfolio Initial Class	302,766	4,069,950	6,240,008
Fidelity VIP Overseas Portfolio Initial Class R	169,834	2,723,419	3,495,175
Fidelity VIP Investment Grade Bond Portfolio Service Class	5,135	65,387	65,112
Fidelity VIP Equity-Income Portfolio Service Class	7,455	178,088	189,285
Fidelity VIP Growth Portfolio Service Class	5,432	170,249	182,298
Fidelity VIP Overseas Portfolio Service Class	385	6,222	7,901
Fidelity VIP Overseas Portfolio Service Class R	3,851	67,516	78,939
Fidelity Variable Insurance Products Funds II:
Fidelity VIP II Asset Manager Portfolio Initial Class	278,370	3,993,909	4,186,691
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	353,519	4,626,692	4,510,904
Fidelity VIP II Contrafund Portfolio Initial Class	654,564	14,859,789	20,311,112
Fidelity Variable Insurance Products Funds III:
Fidelity VIP III Mid Cap Portfolio Service Class	102,904	2,821,911	3,596,495
Fidelity VIP III Value Strategies Portfolio Service Class	19,434	249,779	271,490
Fidelity Variable Insurance Products Funds IV:
Fidelity VIP Natural Resources Portfolio — Service Class 2	1,716	31,319	32,425
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class	1,239	12,944	13,343
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	153,077	2,026,984	1,934,888
Neuberger Berman AMT Partners Portfolio	132,385	2,027,775	2,834,363
Neuberger Berman AMT Fasciano Portfolio Class S	729	9,755	10,322
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	1,945	35,740	39,445
Neuberger Berman AMT Socially Responsive Portfolio	3,779	47,342	56,349
Neuberger Berman AMT International Portfolio — Class S	515	5,753	6,011

The Nationwide Provident VLI Separate Account A
      of Nationwide Life and Annuity Company of America
      Statement of Assets and Liabilities, December 31, 2005 — continued
________________________________________________________________________________

	Shares	Cost	Fair Value

Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	66,426	793,710	799,102
Van Eck Worldwide Hard Assets Fund Initial Class	39,019	719,200	1,082,387
Van Eck Worldwide Emerging Markets Fund Initial Class	139,011	1,496,948	2,767,701
Van Eck Worldwide Real Estate Fund Initial Class	37,254	480,728	774,141
Van Eck Worldwide Bond Fund Class R	12,360	152,968	148,573
Van Eck Worldwide Hard Assets Fund Class R	10,764	224,086	298,493
Van Eck Worldwide Emerging Markets Fund Class R	36,454	541,160	725,073
Van Eck Worldwide Real Estate Fund Class R	16,418	278,360	340,189
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	261,462	4,288,831	6,191,416
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	100,808	1,255,030	1,445,590
Wells Fargo Opportunity Fund VT	51,850	875,819	1,255,806
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	44,765	1,564,853	1,661,221
Dreyfus Developing Leaders Portfolio Initial Shares	3,086	121,193	135,672
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	37,488	563,502	624,925
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	13,581	406,794	432,143
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	30,440	222,878	250,522
American Century VP Ultra Fund Class I	25,805	250,825	267,851
American Century VP Value Fund Class I	72,111	579,829	591,311
American Century VP Income and Growth Fund Class I	13,501	93,493	101,390
American Century VP International Fund Class III	37,218	269,279	306,306
American Century VP Mid Cap Value Fund — Class I	228	2,689	2,671
American Century VP Vista Fund — Class I	45	641	658
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	10,158	105,799	104,218
Janus Aspen Series:
Janus Aspen Forty Portfolio Service Shares	13,281	292,880	364,577
Janus Aspen International Growth Portfolio Service Shares	4,165	123,338	146,496
Janus Aspen Global Technology Portfolio Service Shares	14,127	52,621	55,942
Janus Aspen Balanced Portfolio Service Shares	2,628	65,278	69,956
Janus Aspen Risk Managed Core Portfolio Service Shares	1,502	20,324	18,715
Janus Aspen International Growth Portfolio Service II Shares	3,103	87,010	109,768
Janus Aspen Global Technology Portfolio Service II Shares	624	2,207	2,514
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	108,705	3,703,562	4,187,331
Oppenheimer Global Securities Fund VA Initial Class	17,423	465,826	581,585
Oppenheimer Main Street Fund VA Initial Class	110,112	2,141,380	2,399,335
Oppenheimer High Income Fund VA Initial Class	27,781	233,004	234,472
Oppenheimer Main Street Small Cap Fund VA Initial Class	112,140	1,570,775	1,926,568
Oppenheimer Global Securities Fund/ VA Class III	15,334	443,541	514,456
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	12,652	137,387	156,508
AIM V.I. Capital Appreciation Fund Series I	6,027	125,881	148,753
AIM V.I. Capital Development Fund Series I	12,559	180,237	202,079
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	11,150	126,425	125,993
Federated American Leaders Fund II Primary Shares	508	10,118	10,857
Federated Capital Appreciation Fund II Primary Shares	5,844	31,569	34,360
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	177,647	2,438,313	3,023,550
Franklin Rising Dividends Securities Fund Class I	42,134	717,182	763,055
Templeton Foreign Securities Fund Class I	27,459	365,022	434,958
Templeton Developing Markets Securities Fund — Class 3	2,186	22,788	23,825
Templeton Global Income Securities Fund — Class 3	409	5,815	5,801
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio Class A	22,324	515,096	555,416
AllianceBernstein Small/ Mid Cap Value Portfolio Class A	14,789	229,900	252,305

The Nationwide Provident VLI Separate Account A
      of Nationwide Life and Annuity Company of America
      Statement of Assets and Liabilities, December 31, 2005 — continued
________________________________________________________________________________

	Shares	Cost	Fair Value

MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	7,764	69,426	76,866
MFS Value Series Initial Class	21,811	235,393	273,073
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	3,550	85,778	93,534
Putnam VT International Equity Fund Class IB	4,331	64,740	70,426
Putnam VT Voyager Fund Class IB	3,417	88,383	97,544
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	5,796	105,706	107,811
Vanguard Total Bond Market Index Portfolio	3,258	36,647	36,526
Vanguard High Yield Bond Portfolio	6,500	56,383	55,839
Vanguard Mid Cap Index Portfolio	8,686	137,901	159,390
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	5,350	61,135	61,682
Van Kampen Emerging Markets Debt Portfolio Class I	8,017	70,502	72,473
Van Kampen U.S. Real Estate Portfolio Class I	112,048	1,995,480	2,586,075
T Rowe Price
T Rowe Price Blue Chip Growth Portfolio — Class II	1,652	15,422	15,761
T Rowe Price Equity Income Portfolio — Class II	584	13,076	12,715
T Rowe Price Limited Term Bond Portfolio — Class II	751	3,673	3,672
Total Investments			$196,565,523
Accounts Receivable			108

Total Assets			196,565,631
Accounts Payable			—

Net Assets			$196,565,631

Policyholders’ Equity			196,357,833
Attributable to Nationwide Life and Annuity Company of America			207,798

			$196,565,631

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005

											Gartmore
			Gartmore	Gartmore		Gartmore	Dreyfus		Van	Gartmore	GVIT	Gartmore
		Gartmore	GVIT	GVIT	JP Morgan	GVIT	GVIT	Gartmore	Kampen	GVIT	Small	GVIT
		GVIT	Money	Government	GVIT	Mid Cap	International	GVIT	GVIT	Small	Cap	Equity 500
		Nationwide	Market	Bond	Balanced	Growth	Value	Growth	Comstock	Company	Value	Index
		Fund	Fund	Fund	Fund	Fund	Fund	Fund	Value —	Fund	Fund	Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV

Investment Income
Dividends	$2,374,050	$27,802	$142,899	$70,902	$31,715	—	$53,651	$2,302	$98,152	—	$2,013	$417,965
Expenses
Mortality and expense risks	1,283,052	20,551	36,572	12,855	10,635	$47,965	28,451	19,365	42,407	$17,553	24,079	179,563
Investment Expense	603	—	—	—	—	—	—	—	—	—	—	—

Total expenses	1,283,655	20,551	36,572	12,855	10,635	47,965	28,451	19,365	42,407	17,553	24,079	179,563

Net investment income (loss)	1,090,395	7,251	106,327	58,047	21,080	(47,965)	25,200	(17,063)	55,745	(17,553)	(22,066)	238,402

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	2,306,244	—	—	3,473	—	—	150,613	—	157,032	296,822	374,751	—
Net realized (loss) gain from redemption of investment shares	203,133	(70,463)	—	(11,872)	2,586	178,976	99,607	83,349	105,657	(9,310)	220,595	(624,298)

Net realized (loss) gain on investments	2,509,377	(70,463)	—	(8,399)	2,586	178,976	250,220	83,349	262,689	287,512	595,346	(624,298)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	14,405,296	(300,402)	—	(68,058)	28,847	1,456,194	1,066,478	354,260	1,125,803	140,360	762,817	(415,074)
End of year	26,076,807	(35,084)	—	(70,621)	35,671	1,945,282	1,267,601	439,712	1,026,172	136,773	254,022	999,294

Net unrealized appreciation (depreciation) during the year	11,671,511	265,318	—	(2,563)	6,824	489,088	201,123	85,452	(99,631)	(3,587)	(508,795)	1,414,368

Net realized and unrealized gain (loss) on investments	14,180,888	194,855	—	(10,962)	9,410	668,064	451,343	168,801	163,058	283,925	86,551	790,070

Net increase in net assets resulting from operations	$15,271,283	$202,106	$106,327	$47,085	$30,490	$620,099	$476,543	$151,738	$218,803	$266,372	$64,485	$1,028,472

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

					Gartmore	Gartmore						Gartmore
		Gartmore	Gartmore	Gartmore	GVIT	GVIT				Gartmore		GVIT
		GVIT	GVIT	GVIT	Investor	Investor	Gartmore			GVIT		Global
	Gartmore	Investor	Investor	Investor	Destinations	Destinations	GVIT	Dreyfus	Federated	Global	Gartmore	Technology
	GVIT	Destinations	Destinations	Destinations	Moderately	Moderately	Emerging	GVIT	GVIT High	Financial	GVIT Global	and
	Government	Aggressive	Conservative	Moderate	Aggressive	Conservative	Markets	Mid Cap	Income Bond	Services	Health	Communications
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund	Index Fund	Fund	Fund	Sciences Fund	Fund
	Class I	Class II	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Class I

Investment Income
Dividends	$289	$4,097	$1,067	$3,665	$12,086	$642	$1,889	$5,291	$3,048	$1,477	—	—
Expenses
Mortality and expense risks	54	1,071	251	1,113	3,247	155	2,172	3,546	286	479	$3,599	$3,329

Total expenses	54	1,071	251	1,113	3,247	155	2,172	3,546	286	479	3,599	3,329

Net investment income (loss)	235	3,026	816	2,552	8,839	487	(283)	1,745	2,762	998	(3,599)	(3,329)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	14	4,648	963	2,672	12,206	448	34,323	30,845	—	9,314	64,300	—
Net realized (loss) gain from redemption of investment shares	(6)	1,603	14	3,646	5,356	153	13,855	20,543	(390)	76	1,040	(9,706)

Net realized (loss) gain on investments	8	6,251	977	6,318	17,562	601	48,178	51,388	(390)	9,390	65,340	(9,706)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(57)	5,688	83	6,471	10,839	631	16,299	53,197	483	2,962	8,435	32,426
End of year	(115)	7,419	(746)	5,106	17,774	469	62,109	53,101	(1,348)	203	(11,174)	39,341

Net unrealized appreciation (depreciation) during the year	(58)	1,731	(829)	(1,365)	6,935	(162)	45,810	(96)	(1,831)	(2,759)	(19,609)	6,915

Net realized and unrealized gain (loss) on investments	(50)	7,982	148	4,953	24,497	439	93,988	51,292	(2,221)	6,631	45,731	(2,791)

Net increase in net assets resulting from operations	$185	$11,008	$964	$7,505	$33,336	$926	$93,705	$53,037	$541	$7,629	$42,132	$(6,120)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005

		Gartmore	Gartmore				Gartmore	Gartmore
	Gartmore	GVIT	GVIT			Gartmore	GVIT	GVIT		Gartmore	Federated
	GVIT	Small	U.S.	Van Kampen	Dreyfus	GVIT	Global	Global	Gartmore GVIT	GVIT	GVIT	Fidelity VIP
	Global	Cap	Growth	GVIT Multi	GVIT	Emerging	Financial	Health	Global	Global	High	Equity-	Fidelity VIP
	Utilities	Growth	Leaders	Sector Bond	International	Markets	Services	Sciences	Technology and	Utilities	Income	Income	Growth
	Fund	Fund	Fund	Fund	Value Fund	Fund	Fund	Fund	Communications	Fund	Bond —	Portfolio	Portfolio
	Class I	Class I	Class I	Class I	Class III	Class III	Class III	Class III	Fund Class III	Class III	Class III	Initial Class	Initial Class

Investment Income
Dividends	$926	—	—	$1,167	$34,006	$1,081	$141	—	—	$1,115	$749	$210,119	$91,757
Expenses
Mortality and expense risks	263	$659	$1,104	203	18,480	1,322	54	$6,844	$6,047	352	56	87,338	125,584
Investment Expense	—	—	—	—	19	73	—	1	4	93	—	—	—

Total expenses	263	659	1,104	203	18,499	1,395	54	6,845	6,051	445	56	87,338	125,584

Net investment income (loss)	663	(659)	(1,104)	964	15,507	(314)	87	(6,845)	(6,051)	670	693	122,781	(33,827)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	7,356	—	39,418	256	85,023	22,247	950	109,303	—	7,937	—	461,743	—
Net realized (loss) gain from redemption of investment shares	(33)	5,335	594	39	26,611	9,771	8	2,358	879	782	8	119,097	(1,655,955)

Net realized (loss) gain on investments	7,323	5,335	40,012	295	111,634	32,018	958	111,661	879	8,719	8	580,840	(1,655,955)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	491	7,072	5,478	379	259,080	4,318	441	41,131	104,895	755	—	1,860,195	(3,032,275)
End of year	(5,969)	9,319	(11,909)	(466)	417,349	30,621	451	3,678	109,353	(6,601)	(460)	1,807,481	(457,145)

Net unrealized appreciation (depreciation) during the year	(6,460)	2,247	(17,387)	(845)	158,269	26,303	10	(37,453)	4,458	(7,356)	(460)	(52,714)	2,575,130

Net realized and unrealized gain (loss) on investments	863	7,582	22,625	(550)	269,903	58,321	968	74,208	5,337	1,363	(452)	528,126	919,175

Net increase in net assets resulting from operations	$1,526	$6,923	$21,521	$414	$285,410	$58,007	$1,055	$67,363	$(714)	$2,033	$241	$650,907	$885,348

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

				Fidelity
				VIP	Fidelity
			Fidelity	Investment	VIP	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity		Fidelity
	Fidelity		VIP	Grade	Equity-	VIP	VIP	VIP	VIP II	VIP II	Fidelity	VIP III
	VIP High	Fidelity VIP	Overseas	Bond	Income	Growth	Overseas	Overseas	Asset	Investment	VIP II	Mid Cap
	Income	Overseas	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Manager	Grade Bond	Contrafund	Portfolio
	Portfolio	Portfolio	Initial	Service	Service	Service	Service	Service	Portfolio	Portfolio	Portfolio	Service
	Initial Class	Initial Class	Class R	Class	Class	Class	Class	Class R	Initial Class	Initial Class	Initial Class	Class

Investment Income
Dividends	$372,613	$38,975	$19,769	$1,407	$1,836	$433	$52	$163	$114,223	$158,796	$53,835	—
Expenses
Mortality and expense risks	17,206	38,721	22,757	401	1,085	1,038	55	355	29,320	30,180	131,125	$20,417
Investment Expense	—	—	96	—	—	—	—	—	—	—	—	—

Total expenses	17,206	38,721	22,853	401	1,085	1,038	55	355	29,320	30,180	131,125	20,417

Net investment income (loss)	355,407	254	(3,084)	1,006	751	(605)	(3)	(192)	84,903	128,616	(77,290)	(20,417)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	30,502	14,827	859	4,245	—	47	146	1,464	95,939	3,365	39,388
Net realized (loss) gain from redemption of investment shares	9,834	238,123	81,839	(48)	1,013	741	468	1,584	(93,911)	(2,237)	124,590	67,712

Net realized (loss) gain on investments	9,834	268,625	96,666	811	5,258	741	515	1,730	(92,447)	93,702	127,955	107,100

Net unrealized appreciation (depreciation) of investments:
Beginning of year	350,113	1,443,568	306,243	779	8,554	3,810	929	1,809	49,478	42,201	2,618,249	364,519
End of year	33,929	2,170,058	771,756	(275)	11,197	12,049	1,679	11,423	192,782	(115,788)	5,451,323	774,584

Net unrealized appreciation (depreciation) during the year	(316,184)	726,490	465,513	(1,054)	2,643	8,239	750	9,614	143,304	(157,989)	2,833,074	410,065

Net realized and unrealized gain (loss) on investments	(306,350)	995,115	562,179	(243)	7,901	8,980	1,265	11,344	50,857	(64,287)	2,961,029	517,165

Net increase in net assets resulting from operations	$49,057	$995,369	$559,095	$763	$8,652	$8,375	$1,262	$11,152	$135,760	$64,329	$2,883,739	$496,748

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

				Neuberger
	Fidelity			Berman			Neuberger
	VIP III	Fidelity VIP	Fidelity VIP	AMT		Neuberger	Berman	Neuberger	Neuberger		Van Eck	Van Eck
	Value	Natural	Freedom	Limited	Neuberger	Berman	AMT	Berman	Berman	Van Eck	Worldwide	Worldwide	Van Eck
	Strategies	Resources	Fund 2010	Maturity	Berman	AMT	Mid Cap	AMT	AMT	Worldwide	Hard	Emerging	Worldwide
	Portfolio	Portfolio —	Portfolio —	Bond	AMT	Fasciano	Growth	Socially	International	Bond	Assets	Markets	Real Estate
	Service	Service	Service	Portfolio	Partners	Portfolio	Portfolio	Responsive	Portfolio —	Fund Initial	Fund Initial	Fund Initial	Fund Initial
	Class	Class 2	Class	Class I	Portfolio	Class S	Class I	Portfolio	Class S	Class	Class	Class	Class

Investment Income
Dividends	—	$118	$58	$54,822	$25,503	—	—	—	$7	$61,174	$2,600	$19,277	$15,526
Expenses
Mortality and expense risks	$2,019	52	36	12,877	17,221	$157	$162	$371	8	5,682	5,617	16,356	5,005

Total expenses	2,019	52	36	12,877	17,221	157	162	371	8	5,682	5,617	16,356	5,005

Net investment income (loss)	(2,019)	66	22	41,945	8,282	(157)	(162)	(371)	(1)	55,492	(3,017)	2,921	10,521

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	9,065	1,552	—	—	592	16	—	143	30	—	—	—	7,354
Net realized (loss) gain from redemption of investment shares	1,525	488	8	(8,075)	53,237	(205)	1,018	1,053	18	27,151	213,173	301,940	73,876

Net realized (loss) gain on investments	10,590	2,040	8	(8,075)	53,829	(189)	1,018	1,196	48	27,151	213,173	301,940	81,230

Net unrealized appreciation (depreciation) of investments:
Beginning of year	24,418	—	—	(72,700)	454,589	1,848	3,255	6,455	—	120,491	210,634	904,108	248,326
End of year	21,711	1,106	399	(92,096)	806,588	567	3,705	9,007	258	5,392	363,187	1,270,753	293,413

Net unrealized appreciation (depreciation) during the year	(2,707)	1,106	399	(19,396)	351,999	(1,281)	450	2,552	258	(115,099)	152,553	366,645	45,087

Net realized and unrealized gain (loss) on investments	7,883	3,146	407	(27,471)	405,828	(1,470)	1,468	3,748	306	(87,948)	365,726	668,585	126,317

Net increase in net assets resulting from operations	$5,864	$3,212	$429	$14,474	$414,110	$(1,627)	$1,306	$3,377	$305	$(32,456)	$362,709	$671,506	$136,838

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

					Alger						Dreyfus
		Van Eck	Van Eck	Van Eck	American	Strong				Dreyfus	Small Cap	Dreyfus
	Van Eck	Worldwide	Worldwide	Worldwide	Small	Mid Cap	Wells		Dreyfus	Developing	Stock	Stock
	Worldwide	Hard	Emerging	Real	Capitalization	Growth	Fargo	Wells	Appreciation	Leaders	Index	Index
	Bond	Assets	Markets	Estate	Portfolio	Fund II	Advantage	Fargo	Portfolio	Portfolio	Portfolio	Fund
	Fund	Fund	Fund	Fund	Class O	Investor	Discovery	Opportunity	Initial	Initial	Service	Initial
	Class R	Class R	Class R	Class R	Shares	Class	Fund VT	Fund VT	Shares	Shares	Shares	Shares

Investment Income
Dividends	$6,260	$414	$4,144	$5,277	—	—	—	—	$260	—	—	$5,868
Expenses
Mortality and expense risks	878	1,266	4,404	1,978	$39,727	$2,541	$7,229	$9,002	10,543	$815	$3,577	2,507
Investment Expense	8	96	39	49	—	—	—	—	—	—	—	—

Total expenses	886	1,362	4,443	2,027	39,727	2,541	7,229	9,002	10,543	815	3,577	2,507

Net investment income (loss)	5,374	(948)	(299)	3,250	(39,727)	(2,541)	(7,229)	(9,002)	(10,283)	(815)	(3,577)	3,361

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	—	—	2,500	—	—	—	—	—	—	1,182	—
Net realized (loss) gain from redemption of investment shares	353	9,820	37,478	13,605	(352,015)	310,016	9,662	76,061	4,477	191	15,720	7,387

Net realized (loss) gain on investments	353	9,820	37,478	16,105	(352,015)	310,016	9,662	76,061	4,477	191	16,902	7,387

Net unrealized appreciation (depreciation) of investments:
Beginning of year	5,450	12,218	55,420	26,266	628,660	386,472	—	364,695	38,314	6,069	39,008	20,391
End of year	(4,395)	74,407	183,913	61,829	1,902,585	—	190,560	379,987	96,368	14,479	61,423	25,349

Net unrealized appreciation (depreciation) during the year	(9,845)	62,189	128,493	35,563	1,273,925	(386,472)	190,560	15,292	58,054	8,410	22,415	4,958

Net realized and unrealized gain (loss) on investments	(9,492)	72,009	165,971	51,668	921,910	(76,456)	200,222	91,353	62,531	8,601	39,317	12,345

Net increase in net assets resulting from operations	$(4,118)	$71,061	$165,672	$54,918	$882,183	$(78,997)	$192,993	$82,351	$52,248	$7,786	$35,740	$15,706

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

				American		American		American		Janus Aspen	Janus Aspen
	American			Century VP	American	Century VP	American	Century VP	Janus Aspen	International	Global	Janus Aspen
	Century VP	American	American	Income and	Century VP	Mid Cap	Century VP	Inflation	Forty	Growth	Technology	Balanced
	International	Century VP	Century VP	Growth	International	Value	Vista	Protection	Portfolio	Portfolio	Portfolio	Portfolio
	Fund	Ultra Fund	Value Fund	Fund	Fund	Fund —	Fund —	Fund	Service	Service	Service	Service
	Class I	Class I	Class I	Class I	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares

Investment Income
Dividends	$934	—	$5,712	$1,721	$1,208	$7	—	$3,681	$29	$1,216	—	$1,341
Expenses
Mortality and expense risks	941	$1,549	4,380	697	1,382	2	$1	570	2,175	760	$173	438

Total expenses	941	1,549	4,380	697	1,382	2	1	570	2,175	760	173	438

Net investment income (loss)	(7)	(1,549)	1,332	1,024	(174)	5	(1)	3,111	(2,146)	456	(173)	903

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	—	66,094	—	—	20	—	39	—	—	—	—
Net realized (loss) gain from redemption of investment shares	8,363	4,607	3,940	4,591	2,964	(2)	1	148	10,035	24,608	15	1,500

Net realized (loss) gain on investments	8,363	4,607	70,034	4,591	2,964	18	1	187	10,035	24,608	15	1,500

Net unrealized appreciation (depreciation) of investments:
Beginning of year	10,102	17,350	56,599	9,572	5,074	—	—	909	40,218	6,122	918	2,871
End of year	27,644	17,026	11,482	7,897	37,027	(18)	17	(1,581)	71,697	23,158	3,321	4,678

Net unrealized appreciation (depreciation) during the year	17,542	(324)	(45,117)	(1,675)	31,953	(18)	17	(2,490)	31,479	17,036	2,403	1,807

Net realized and unrealized gain (loss) on investments	25,905	4,283	24,917	2,916	34,917	—	18	(2,303)	41,514	41,644	2,418	3,307

Net increase in net assets resulting from operations	$25,898	$2,734	$26,249	$3,940	$34,743	$5	$17	$808	$39,368	$42,100	$2,245	$4,210

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

		Janus Aspen	Janus Aspen
	Janus Aspen	International	Global	Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	AIM V.I.	AIM V.I.	AIM V.I.
	Risk	Growth	Technology	Capital	Global	Oppenheimer	Oppenheimer	Main Street	Global	Basic	Capital	Capital
	Managed	Portfolio	Portfolio	Appreciation	Securities	Main Street	High Income	Small Cap	Securities	Value	Appreciation	Development
	Core Portfolio	Service II	Service II	Fund VA	Fund VA	Fund VA	Fund VA	Fund VA	Fund/ VA	Fund	Fund	Fund
	Service Shares	Shares	Shares	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Class III	Series I	Series I	Series I

Investment Income
Dividends	$205	$890	—	$32,462	$5,100	$26,913	$10,586	—	$2,861	$142	$90	—
Expenses
Mortality and expense risks	95	493	$40	26,101	3,279	15,092	1,293	$12,484	2,648	1,049	888	$866
Investment Expense	—	1	3	—	—	—	—	—	121	—	—	—

Total expenses	95	494	43	26,101	3,279	15,092	1,293	12,484	2,769	1,049	888	866

Net investment income (loss)	110	396	(43)	6,361	1,821	11,821	9,293	(12,484)	92	(907)	(798)	(866)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	3,059	—	—	—	—	—	—	43,621	—	1,810	—	—
Net realized (loss) gain from redemption of investment shares	272	3,386	(787)	22,884	23,688	34,257	(495)	22,493	7,665	4,877	1,151	992

Net realized (loss) gain on investments	3,331	3,386	(787)	22,884	23,688	34,257	(495)	66,114	7,665	6,687	1,151	992

Net unrealized appreciation (depreciation) of investments:
Beginning of year	213	5,273	540	342,849	78,365	186,626	7,455	243,230	20,939	16,941	12,448	6,915
End of year	(1,609)	22,758	307	483,769	115,759	257,955	1,468	355,793	70,915	19,121	22,872	21,842

Net unrealized appreciation (depreciation) during the year	(1,822)	17,485	(233)	140,920	37,394	71,329	(5,987)	112,563	49,976	2,180	10,424	14,927

Net realized and unrealized gain (loss) on investments	1,509	20,871	(1,020)	163,804	61,082	105,586	(6,482)	178,677	57,641	8,867	11,575	15,919

Net increase in net assets resulting from operations	$1,619	$21,267	$(1,063)	$170,165	$62,903	$117,407	$2,811	$166,193	$57,733	$7,960	$10,777	$15,053

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

											MFS
	Federated	Federated	Federated				Templeton	Templeton			Investors
	Quality	American	Capital	Franklin	Franklin		Developing	Global			Growth	MFS
	Bond	Leaders	Appreciation	Small Cap	Rising	Templeton	Markets	Income	AllianceBernstein	AllianceBernstein	Stock	Value
	Fund II	Fund II	Fund II	Value	Dividends	Foreign	Securities	Securities	Growth and	Small/ Mid Cap	Series	Series
	Primary	Primary	Primary	Securities	Securities	Securities	Fund —	Fund —	Income Portfolio	Value Portfolio	Initial	Initial
	Shares	Shares	Shares	Fund Class I	Fund Class I	Fund Class I	Class 3	Class 3	Class A	Class A	Class	Class

Investment Income
Dividends	$3,557	$105	$310	$21,966	$6,105	$4,828	$50	$88	$8,784	$1,481	$219	$1,817
Expenses
Mortality and expense risks	759	54	205	18,386	4,521	2,785	22	10	4,000	1,487	471	1,804

Total expenses	759	54	205	18,386	4,521	2,785	22	10	4,000	1,487	471	1,804

Net investment income (loss)	2,798	51	105	3,580	1,584	2,043	28	78	4,784	(6)	(252)	13

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	610	—	—	15,137	3,635	—	—	—	—	8,945	—	5,414
Net realized (loss) gain from redemption of investment shares	(845)	574	87	55,516	20,686	23,416	70	(36)	13,734	4,937	1,228	7,377

Net realized (loss) gain on investments	(235)	574	87	70,653	24,321	23,416	70	(36)	13,734	13,882	1,228	12,791

Net unrealized appreciation (depreciation) of investments:
Beginning of year	1,474	1,046	2,494	448,540	44,697	58,167	—	—	35,365	23,269	5,301	36,161
End of year	(432)	739	2,791	585,237	45,873	69,936	1,037	(14)	40,320	22,405	7,440	37,680

Net unrealized appreciation (depreciation) during the year	(1,906)	(307)	297	136,697	1,176	11,769	1,037	(14)	4,955	(864)	2,139	1,519

Net realized and unrealized gain (loss) on investments	(2,141)	267	384	207,350	25,497	35,185	1,107	(50)	18,689	13,018	3,367	14,310

Net increase in net assets resulting from operations	$657	$318	$489	$210,930	$27,081	$37,228	$1,135	$28	$23,473	$13,012	$3,115	$14,323

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

					Vanguard				Van Kampen
	Putnam VT				Total	Vanguard	Vanguard	Van Kampen	Emerging	Van Kampen	T Rowe Price	T Rowe Price	T Rowe Price
	Growth &	Putnam VT	Putnam VT	Vanguard	Bond	High	Mid	Core Plus	Markets	U.S. Real	Blue Chip	Equity	Limited
	Income	International	Voyager	Equity	Market	Yield	Cap	Fixed Income	Debt	Estate	Growth	Income	Term Bond
	Fund	Equity Fund	Fund	Income	Index	Bond	Index	Portfolio	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —
	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

Investment Income
Dividends	$1,083	$390	$487	$1,583	$794	$3,294	$991	$1,984	$5,345	$28,145	$15	$94	$14
Expenses
Mortality and expense risks	571	379	601	758	240	460	1,079	408	380	15,918	32	30	2

Total expenses	571	379	601	758	240	460	1,079	408	380	15,918	32	30	2

Net investment income (loss)	512	11	(114)	825	554	2,834	(88)	1,576	4,965	12,227	(17)	64	12

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	—	—	3,628	141	—	—	407	1,136	62,167	—	508	—
Net realized (loss) gain from redemption of investment shares	991	7,075	613	325	(127)	(321)	4,170	289	435	133,593	19	(1)	—

Net realized (loss) gain on investments	991	7,075	613	3,953	14	(321)	4,170	696	1,571	195,760	19	507	—

Net unrealized appreciation (depreciation) of investments:
Beginning of year	5,445	3,355	4,748	3,872	130	1,014	10,544	888	1,268	430,708	—	—	—
End of year	7,756	5,686	9,161	2,105	(121)	(544)	21,489	547	1,971	590,595	339	(361)	(1)

Net unrealized appreciation (depreciation) during the year	2,311	2,331	4,413	(1,767)	(251)	(1,558)	10,945	(341)	703	159,887	339	(361)	(1)

Net realized and unrealized gain (loss) on investments	3,302	9,406	5,026	2,186	(237)	(1,879)	15,115	355	2,274	355,647	358	146	(1)

Net increase in net assets resulting from operations	$3,814	$9,417	$4,912	$3,011	$317	$955	$15,027	$1,931	$7,239	$367,874	$341	$210	$11

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005

											Gartmore
			Gartmore			Gartmore			Van	Gartmore	GVIT
		Gartmore	GVIT	Gartmore	JP Morgan	GVIT	Dreyfus	Gartmore	Kampen	GVIT	Small	Gartmore
		GVIT	Money	GVIT	GVIT	Mid Cap	GVIT	GVIT	GVIT	Small	Cap	GVIT
		Nationwide	Market	Government	Balanced	Growth	International	Growth	Comstock	Company	Value	Equity 500
		Fund	Fund	Bond Fund	Fund	Fund	Value Fund	Fund	Value –	Fund	Fund	Index Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV

From Operations
Net investment income (loss)	$1,090,395	$7,251	$106,327	$58,047	$21,080	$(47,965)	$25,200	$(17,063)	$55,745	$(17,553)	$(22,066)	$238,402
Net realized (loss) gain on investments	2,509,377	(70,463)	—	(8,399)	2,586	178,976	250,220	83,349	262,689	287,512	595,346	(624,298)
Net unrealized appreciation (depreciation) during the year	11,671,511	265,318	—	(2,563)	6,824	489,088	201,123	85,452	(99,631)	(3,587)	(508,795)	1,414,368

Net increase in net assets from operations	15,271,283	202,106	106,327	47,085	30,490	620,099	476,543	151,738	218,803	266,372	64,485	1,028,472

From Variable Life Policy Transactions
Policyholders’ net premiums	23,387,470	390,864	2,211,403	168,663	144,859	697,131	278,283	398,269	628,153	305,872	303,132	3,345,913
Cost of insurance and administrative charges	(14,788,264)	(314,393)	(793,342)	(173,467)	(159,399)	(445,850)	(215,385)	(282,208)	(293,144)	(240,301)	(265,347)	(2,688,378)
Surrenders and forfeitures	(6,506,067)	(171,149)	(430,327)	(115,259)	(25,847)	(242,537)	(111,699)	(82,869)	(69,128)	(124,091)	(97,699)	(1,214,747)
Transfers between portfolios and the Guaranteed Account	(239,335)	(90,105)	(1,680,004)	(18,368)	(79,908)	30,618	26,778	(206,457)	145,312	(186,303)	(495,739)	(861,355)
Net (withdrawals) repayments due to policy loans	(1,443,722)	(30,669)	(171,379)	(5,816)	(6,311)	(39,362)	(36,502)	(34,931)	(97,650)	(6,205)	(12,649)	(148,265)
Withdrawals due to death benefits	(1,371,449)	(26,615)	(17,338)	(3,020)	(102,298)	(70,503)	(824)	(18,071)	(12,286)	(22,167)	(12,262)	(92,851)

Net (decrease) increase in net assets derived from policy transactions	(961,367)	(242,067)	(880,987)	(147,267)	(228,904)	(70,503)	(59,349)	(226,267)	301,257	(273,195)	(580,564)	(1,659,683)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	26	—	—	—	—	—	(8,034)	—	—	—	—	—

Total increase (decrease) in net assets	14,309,942	(39,961)	(774,660)	(100,182)	(198,414)	549,596	409,160	(74,529)	520,060	(6,823)	(516,079)	(631,211)
Net Assets
Beginning of year	182,255,689	3,114,953	5,641,146	1,986,510	1,627,128	6,779,714	4,210,028	2,905,942	5,895,053	2,506,670	3,749,670	26,818,976

End of year	$196,565,631	$3,074,992	$4,866,486	$1,886,328	$1,428,714	$7,329,310	$4,619,188	$2,831,413	$6,415,113	$2,499,847	$3,233,591	$26,187,765

Changes in Units
Beginning units	765,683	8,189	31,186	6,430	4,707	13,175	9,741	24,437	38,183	16,049	20,539	65,552

Units purchased	206,726	1,221	17,162	741	637	2,198	925	3,750	6,387	2,592	2,770	9,678
Units sold	(183,518)	(1,880)	(21,941)	(1,309)	(1,146)	(2,136)	(1,100)	(6,034)	(4,425)	(4,036)	(5,682)	(13,099)

Ending units	788,891	7,530	26,407	5,862	4,198	13,237	9,566	22,153	40,145	14,605	17,627	62,131

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

					Gartmore	Gartmore
		Gartmore	Gartmore	Gartmore	GVIT	GVIT				Gartmore	Gartmore
	Gartmore	GVIT	GVIT	GVIT	Investor	Investor	Gartmore		Federated	GVIT	GVIT	Gartmore GVIT
	GVIT	Investor	Investor	Investor	Destinations	Destinations	GVIT	Dreyfus	GVIT High	Global	Global	Global
	Government	Destinations	Destinations	Destinations	Moderately	Moderately	Emerging	GVIT Mid	Income	Financial	Health	Technology and
	Bond	Aggressive	Conservative	Moderate	Aggressive	Conservative	Markets	Cap Index	Bond	Services	Sciences	Communications
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class I	Class II	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$235	$3,026	$816	$2,552	$8,839	$487	$(283)	$1,745	$2,762	$998	$(3,599)	$(3,329)
Net realized (loss) gain on investments	8	6,251	977	6,318	17,562	601	48,178	51,388	(390)	9,390	65,340	(9,706)
Net unrealized appreciation (depreciation) during the year	(58)	1,731	(829)	(1,365)	6,935	(162)	45,810	(96)	(1,831)	(2,759)	(19,609)	6,915

Net increase in net assets from operations	185	11,008	964	7,505	33,336	926	93,705	53,037	541	7,629	42,132	(6,120)

From Variable Life Policy Transactions
Policyholders’ net premiums	2,177	65,284	19,901	102,543	69,616	4,362	20,429	63,093	4,389	1,028	41,502	44,893
Cost of insurance and administrative charges	(984)	(15,652)	(5,867)	(42,142)	(44,150)	(2,616)	(12,072)	(23,426)	(8,395)	(1,568)	(11,076)	(12,626)
Surrenders and forfeitures	—	(3,152)	(41)	(3,509)	(61)	(78)	(1,250)	(5,894)	(7,753)	(136)	(3,964)	(2,671)
Transfers between portfolios and the Guaranteed Account	811	173,937	15,116	36,554	625,313	10,393	8,853	(122,585)	(1,394)	32,466	51,088	86,259
Net (withdrawals) repayments due to policy loans	—	—	—	(14,798)	(5,281)	—	(386)	—	—	—	(722)	(684)
Withdrawals due to death benefits	—	—	—	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	2,004	220,417	29,109	78,648	645,437	12,061	15,574	(88,812)	(13,153)	31,790	76,828	115,171

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(1)	(1)	(4)	(3)	15	(5)	(83)	(60)	(6)	(8)	(300)	(450)

Total increase (decrease) in net assets	2,188	231,424	30,069	86,150	678,788	12,982	109,196	(35,835)	(12,618)	39,411	118,660	108,601
Net Assets
Beginning of year	6,187	99,877	21,516	106,326	138,333	17,596	316,237	573,143	43,920	67,761	481,431	554,664

End of year	$8,375	$331,301	$51,585	$192,476	$817,121	$30,578	$425,433	$537,308	$31,302	$107,172	$600,091	$663,265

Changes in Units
Beginning units	59	698	191	839	913	117	1,058	2,608	315	312	1,923	2,086

Units purchased	29	1,641	315	1,120	3,554	123	399	431	50	97	566	787
Units sold	(9)	(179)	(56)	(507)	(328)	(20)	(406)	(760)	(166)	(8)	(239)	(392)

Ending units	79	2,160	450	1,452	4,139	220	1,051	2,279	199	401	2,250	2,481

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005

							Gartmore	Gartmore
	Gartmore	Gartmore	Gartmore			Gartmore	GVIT	GVIT		Gartmore
	GVIT	GVIT	GVIT	Van Kampen	Dreyfus	GVIT	Global	Global	Gartmore GVIT	GVIT	Federated
	Global	Small Cap	U.S. Growth	GVIT Multi	GVIT	Emerging	Financial	Health	Global	Global	GVIT High	Fidelity VIP	Fidelity VIP
	Utilities	Growth	Leaders	Sector Bond	International	Markets	Services	Sciences	Technology and	Utilities	Income	Equity-Income	Growth
	Fund	Fund	Fund	Fund	Value Fund	Fund	Fund	Fund	Communications	Fund	Bond-	Portfolio	Portfolio
	Class I	Class I	Class I	Class I	Class III	Class III	Class III	Class III	Fund Class III	Class III	Class III	Initial Class	Initial Class

From Operations
Net investment income (loss)	$663	$(659)	$(1,104)	$964	$15,507	$(314)	$87	$(6,845)	$(6,051)	$670	$693	$122,781	$(33,827)
Net realized (loss) gain on investments	7,323	5,335	40,012	295	111,634	32,018	958	111,661	879	8,719	8	580,840	(1,655,955)
Net unrealized appreciation (depreciation) during the year	(6,460)	2,247	(17,387)	(845)	158,269	26,303	10	(37,453)	4,458	(7,356)	(460)	(52,714)	2,575,130

Net increase in net assets from operations	1,526	6,923	21,521	414	285,410	58,007	1,055	67,363	(714)	2,033	241	650,907	885,348

From Variable Life Policy Transactions
Policyholders’ net premiums	4,432	23,663	34,267	5,879	381,463	51,158	690	112,219	111,380	6,199	8,317	1,308,830	2,403,404
Cost of insurance and administrative charges	(2,153)	(7,509)	(16,607)	(3,058)	(88,760)	(15,700)	(43)	(22,202)	(21,306)	(4,480)	(584)	(1,137,956)	(1,798,626)
Surrenders and forfeitures	—	4	(476)	—	(17,456)	(3,634)	—	(44)	1	(499)	—	(506,633)	(841,351)
Transfers between portfolios and the Guaranteed Account	(9,850)	67,659	221,184	24,971	131,967	95,781	3,548	67,321	99,807	23,717	13,365	(242,505)	(1,199,473)
Net (withdrawals) repayments due to policy loan	—	(486)	—	—	(25,308)	—	—	(11,812)	(9,644)	(2,122)	—	(101,039)	(67,791)
Withdrawals due to death benefits	—	—	—	—	(5,943)	—	—	—	—	—	—	(162,987)	(128,987)

Net (decrease) increase in net assets derived from policy transactions	(7,571)	83,331	238,368	27,792	375,963	127,605	4,195	145,482	180,238	22,815	21,098	(842,290)	(1,632,824)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(5)	(3)	—	(4)	405	7	(3)	16	(14)	(3)	(1)	—	—

Total increase (decrease) in net assets	(6,050)	90,251	259,889	28,202	661,778	185,619	5,247	212,861	179,510	24,845	21,338	(191,383)	(747,476)
Net Assets
Beginning of year	62,545	58,136	51,660	19,223	2,212,080	86,805	5,950	823,279	827,668	34,294	—	13,309,736	19,235,346

End of year	$56,495	$148,387	$311,549	$47,425	$2,873,858	$272,424	$11,197	$1,036,140	$1,007,178	$59,139	$21,338	$13,118,353	$18,487,870

Changes in Units
Beginning units	202	371	335	166	19,134	735	51	8,320	7,593	271	—	30,352	54,663

Units purchased	249	678	1,401	250	4,888	1,500	36	1,811	2,190	311	210	4,508	8,317
Units sold	(278)	(228)	(104)	(27)	(1,671)	(483)	—	(401)	(426)	(140)	(6)	(5,835)	(12,371)

Ending units	173	821	1,632	389	22,351	1,752	87	9,730	9,357	442	204	29,025	50,609

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

				Fidelity						Fidelity
				VIP	Fidelity				Fidelity	VIP II
				Investment	VIP	Fidelity	Fidelity	Fidelity	VIP II	Investment
	Fidelity VIP		Fidelity VIP	Grade	Equity-	VIP	VIP	VIP	Asset	Grade	Fidelity VIP	Fidelity VIP
	High	Fidelity VIP	Overseas	Bond	Income	Growth	Overseas	Overseas	Manager	Bond	II	III Mid Cap
	Income	Overseas	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Contrafund	Portfolio
	Portfolio	Portfolio	Initial	Service	Service	Service	Service	Service	Initial	Initial	Portfolio	Service
	Initial Class	Initial Class	Class R	Class	Class	Class	Class	Class R	Class	Class	Initial Class	Class

From Operations
Net investment income (loss)	$355,407	$254	$(3,084)	$1,006	$751	$(605)	$(3)	$(192)	$84,903	$128,616	$(77,290)	$(20,417)
Net realized (loss) gain on investments	9,834	268,625	96,666	811	5,258	741	515	1,730	(92,447)	93,702	127,955	107,100
Net unrealized appreciation (depreciation) during the year	(316,184)	726,490	465,513	(1,054)	2,643	8,239	750	9,614	143,304	(157,989)	2,833,074	410,065

Net increase in net assets from operations	49,057	995,369	559,095	763	8,652	8,375	1,262	11,152	135,760	64,329	2,883,739	496,748

From Variable Life Policy Transactions
Policyholders’ net premiums	258,252	399,074	540,665	18,328	69,352	77,261	259	46,190	357,871	546,533	1,876,328	342,739
Cost of insurance and administrative charges	(223,783)	(404,102)	(151,021)	(12,145)	(30,238)	(31,142)	(1,374)	(10,742)	(356,473)	(345,818)	(1,223,279)	(115,996)
Surrenders and forfeitures	(99,975)	(251,209)	(39,737)	—	(1,784)	(1,635)	—	—	(181,435)	(134,575)	(714,967)	(18,434)
Transfers between portfolios and the Guaranteed Account	(41,035)	(349,661)	(221,892)	19,161	24,475	15,805	(1,668)	11,965	(102,887)	64,689	(213,436)	765,381
Net (withdrawals) repayments due to policy loans	(3,543)	(67,653)	(26,696)	—	—	(130)	—	—	(13,574)	(14,441)	(134,890)	(16,346)
Withdrawals due to death benefits	(51,212)	(68,543)	—	—	—	—	—	—	(39,391)	(87,961)	(103,491)	—

Net (decrease) increase in net assets derived from policy transactions	(161,296)	(742,094)	101,319	25,344	61,805	60,159	(2,783)	47,413	(335,889)	28,427	(513,735)	957,344

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	6,629	206	(2)	—	—	(1)	(54)	—	—	—	95

Total increase (decrease) in net assets	(112,239)	259,904	660,620	26,105	70,457	68,534	(1,522)	58,511	(200,129)	92,756	2,370,004	1,454,187
Net Assets
Beginning of year	2,605,219	5,984,056	2,836,284	39,010	118,895	113,817	9,427	20,387	4,386,820	4,418,148	17,941,108	2,143,285

End of year	$2,492,980	$6,243,960	$3,496,904	$65,115	$189,352	$182,351	$7,905	$78,898	$4,186,691	$4,510,904	$20,311,112	$3,597,472

Changes in Units
Beginning units	11,505	20,194	25,554	359	869	889	61	184	15,741	16,216	56,509	10,362

Units purchased	1,535	1,764	6,248	359	724	759	2	530	1,609	2,991	8,704	5,291
Units sold	(2,086)	(4,428)	(5,153)	(128)	(275)	(291)	(20)	(111)	(2,565)	(2,726)	(8,889)	(1,238)

Ending units	10,954	17,530	26,649	590	1,318	1,357	43	603	14,785	16,481	56,324	14,415

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

			Fidelity	Neuberger
	Fidelity	Fidelity	VIP	Berman			Neuberger				Van Eck	Van Eck	Van Eck
	VIP III	VIP	Freedom	AMT		Neuberger	Berman	Neuberger	Neuberger	Van Eck	Worldwide	Worldwide	Worldwide
	Value	Natural	Fund	Limited	Neuberger	Berman	AMT	Berman	Berman	Worldwide	Hard	Emerging	Real
	Strategies	Resources	2010	Maturity	Berman	AMT	Mid Cap	AMT	AMT	Bond	Assets	Markets	Estate
	Portfolio	Portfolio	Portfolio	Bond	AMT	Fasciano	Growth	Socially	International	Fund	Fund	Fund	Fund
	Service	- Service	- Service	Portfolio	Partners	Portfolio	Portfolio	Responsive	Portfolio -	Initial	Initial	Initial	Initial
	Class	Class 2	Class	Class I	Portfolio	Class S	Class I	Portfolio	Class S	Class	Class	Class	Class

From Operations
Net investment income (loss)	$(2,019)	$66	$22	$41,945	$8,282	$(157)	$(162)	$(371)	$(1)	$55,492	$(3,017)	$2,921	$10,521
Net realized (loss) gain on investments	10,590	2,040	8	(8,075)	53,829	(189)	1,018	1,196	48	27,151	213,173	301,940	81,230
Net unrealized appreciation (depreciation) during the year	(2,707)	1,106	399	(19,396)	351,999	(1,281)	450	2,552	258	(115,099)	152,553	366,645	45,087

Net increase in net assets from operations	5,864	3,212	429	14,474	414,110	(1,627)	1,306	3,377	305	(32,456)	362,709	671,506	136,838

From Variable Life Policy Transactions
Policyholders’ net premiums	70,161	7,380	808	198,643	171,931	1,747	523	2,914	2,512	60,775	39,136	111,225	17,753
Cost of insurance and administrative charges	(24,289)	(1,133)	(579)	(120,749)	(203,171)	(8,550)	(720)	(2,817)	(173)	(78,288)	(41,910)	(179,248)	(45,058)
Surrenders and forfeitures	(606)	—	—	(27,086)	(100,668)	—	—	(1,499)	—	(29,642)	(31,941)	(66,572)	(63,463)
Transfers between portfolios and the Guaranteed Account	(41,468)	22,966	12,685	75,551	111,346	(30,662)	8,185	9,444	3,367	(10,329)	78,803	23,108	(27,015)
Net (withdrawals) repayments due to policy loans	(51)	—	—	(63,968)	(30,814)	—	—	—	—	(1,488)	2,288	(12,812)	1,003
Withdrawals due to death benefits	—	—	—	—	(8,346)	—	—	—	—	(15,650)	(1,630)	(41,577)	—

Net (decrease) increase in net assets derived from policy transactions	3,747	29,213	12,914	62,391	(59,722)	(37,465)	7,988	8,042	5,706	(74,622)	44,746	(165,876)	(116,780)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(13)	(1)	(1)	—	76	(5)	1	(5)	(1)	—	—	247	—

Total increase (decrease) in net assets	9,598	32,424	13,342	76,865	354,464	(39,097)	9,295	11,414	6,010	(107,078)	407,455	505,877	20,058
Net Assets
Beginning of year	262,009	—	—	1,858,023	2,479,899	49,432	30,204	44,936	—	906,180	674,932	2,261,824	754,083

End of year	$271,607	$32,424	$13,342	$1,934,888	$2,834,363	$10,335	$39,499	$56,350	$6,010	$799,102	$1,082,387	$2,767,701	$774,141

Changes in Units
Beginning units	1,333	—	—	7,960	12,318	284	147	316	—	3,256	2,120	10,718	3,198

Units purchased	672	258	130	1,561	1,856	58	139	88	52	274	981	2,146	154
Units sold	(578)	(17)	(5)	(1,336)	(2,099)	(293)	(63)	(31)	(2)	(699)	(964)	(3,058)	(724)

Ending units	1,427	241	125	8,185	12,075	49	223	373	50	2,831	2,137	9,806	2,628

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

					Alger						Dreyfus
		Van Eck	Van Eck	Van Eck	American	Strong				Dreyfus	Small	Dreyfus
	Van Eck	Worldwide	Worldwide	Worldwide	Small	Mid Cap	Wells		Dreyfus	Developing	Cap Stock	Stock
	Worldwide	Hard	Emerging	Real	Capitalization	Growth	Fargo	Wells	Appreciation	Leaders	Index	Index
	Bond	Assets	Markets	Estate	Portfolio	Fund II	Advantage	Fargo	Portfolio	Portfolio	Portfolio	Fund
	Fund	Fund	Fund	Fund	Class O	Investor	Discovery	Opportunity	Initial	Initial	Service	Initial
	Class R	Class R	Class R	Class R	Shares	Class	Fund VT	Fund VT	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$5,374	$(948)	$(299)	$3,250	$(39,727)	$(2,541)	$(7,229)	$(9,002)	$(10,283)	$(815)	$(3,577)	$3,361
Net realized (loss) gain on investments	353	9,820	37,478	16,105	(352,015)	310,016	9,662	76,061	4,477	191	16,902	7,387
Net unrealized appreciation (depreciation) during the year	(9,845)	62,189	128,493	35,563	1,273,925	(386,472)	190,560	15,292	58,054	8,410	22,415	4,958

Net increase in net assets from operations	(4,118)	71,061	165,672	54,918	882,183	(78,997)	192,993	82,351	52,248	7,786	35,740	15,706

From Variable Life Policy Transactions
Policyholders’ net premiums	43,812	32,850	135,268	71,577	620,420	55,399	125,053	108,124	204,241	19,564	149,805	157,125
Cost of insurance and administrative charges	(10,454)	(11,997)	(47,906)	(19,414)	(495,406)	(43,350)	(101,182)	(121,691)	(53,518)	(4,266)	(55,456)	(51,538)
Surrenders and forfeitures	(2,617)	(14,104)	(19,520)	(12,024)	(192,749)	(5,791)	(12,519)	(14,001)	(7,711)	—	(19,679)	(4,706)
Transfers between portfolios and the Guaranteed Account	36,455	110,196	72,218	36,616	(456,965)	(1,339,554)	1,243,355	(76,234)	120,731	27,410	156,905	83,029
Net (withdrawals) repayments due to policy loans	(3,585)	(277)	(6,861)	(2,949)	(35,801)	186	(2,110)	(8,447)	(12,778)	—	(70)	(17,649)
Withdrawals due to death benefits	—	—	—	—	(23,369)	—	—	(6,081)	—	—	—	—
Net (decrease) increase in net assets derived from policy transactions	63,611	116,668	133,199	73,806	(583,870)	(1,333,110)	1,252,597	(118,330)	250,965	42,708	231,505	166,261

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(7)	11	21	2	—	—	—	—	477	—	8	(5)

Total increase (decrease) in net assets	59,486	187,740	298,892	128,726	298,313	(1,412,107)	1,445,590	(35,979)	303,690	50,494	267,253	181,962
Net Assets
Beginning of year	89,113	110,804	426,353	211,539	5,893,103	1,412,107	—	1,291,785	1,357,531	85,378	357,879	250,255

End of year	$148,599	$298,544	$725,245	$340,265	$6,191,416	$0	$1,445,590	$1,255,806	$1,661,221	$135,872	$625,132	$432,217

Changes in Units
Beginning units	793	885	3,366	1,639	39,878	21,579	—	10,914	10,439	428	1,945	1,821

Units purchased	795	1,037	2,147	1,112	5,074	1,277	23,693	1,043	2,763	300	1,652	1,809
Units sold	(213)	(336)	(1,139)	(556)	(8,756)	(22,856)	(3,202)	(2,104)	(806)	(32)	(441)	(595)

Ending units	1,375	1,586	4,374	2,195	36,196	—	20,491	9,853	12,396	696	3,156	3,035

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

											Janus
								American	Janus	Janus Aspen	Aspen
	American			American	American	American		Century VP	Aspen	International	Global	Janus Aspen
	Century VP	American	American	Century VP	Century VP	Century VP	American	Inflation	Forty	Growth	Technology	Balanced
	International	Century VP	Century VP	Income and	International	Mid Cap	Century VP	Protection	Portfolio	Portfolio	Portfolio	Portfolio
	Fund	Ultra Fund	Value Fund	Growth Fund	Fund	Value Fund -	Vista Fund -	Fund	Service	Service	Service	Service
	Class I	Class I	Class I	Class I	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$(7)	$(1,549)	$1,332	$1,024	$(174)	$5	$(1)	$3,111	$(2,146)	$456	$(173)	$903
Net realized (loss) gain on investments	8,363	4,607	70,034	4,591	2,964	18	1	187	10,035	24,608	15	1,500
Net unrealized appreciation (depreciation) during the year	17,542	(324)	(45,117)	(1,675)	31,953	(18)	17	(2,490)	31,479	17,036	2,403	1,807

Net increase in net assets from operations	25,898	2,734	26,249	3,940	34,743	5	17	808	39,368	42,100	2,245	4,210

From Variable Life Policy Transactions
Policyholders’ net premiums	13,098	68,596	79,195	32,340	26,844	151	579	14,299	55,367	9,635	820	16,329
Cost of insurance and administrative charges	(5,525)	(42,112)	(53,612)	(20,272)	(14,523)	(100)	(91)	(5,913)	(27,290)	(5,268)	(1,380)	(7,644)
Surrenders and forfeitures	(280)	(33,569)	(16,332)	(9,153)	(3,388)	—	—	—	(6,632)	(1,235)	—	(5,886)
Transfers between portfolios and the Guaranteed Account	138,116	66,601	414	8,924	194,777	2,615	153	30,398	68,478	30,305	23,308	5,672
Net (withdrawals) repayments due to policy loans	(625)	—	(26,202)	(234)	(519)	—	—	—	(901)	(303)	(180)	—
Withdrawals due to death benefits	—	—	(54,772)	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	144,784	59,516	(71,309)	11,605	203,191	2,666	641	38,784	89,022	33,134	22,568	8,471

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	—	74	(6)	—	(1)	(1)	(10)	—	142	—	(4)

Total increase (decrease) in net assets	170,682	62,250	(44,986)	15,539	237,934	2,670	657	39,582	128,390	75,376	24,813	12,677
Net Assets
Beginning of year	79,840	205,601	636,297	85,877	68,403	—	—	64,637	236,187	71,120	31,129	57,309

End of year	$250,522	$267,851	$591,311	$101,416	$306,337	$2,670	$657	$104,219	$364,577	$146,496	$55,942	$69,986

Changes in Units
Beginning units	451	1,680	3,813	630	604	—	—	418	1,601	371	174	366

Units purchased	769	1,112	1,211	307	2,021	25	7	368	842	472	134	219
Units sold	(155)	(680)	(1,472)	(226)	(215)	(1)	(1)	(44)	(308)	(318)	(43)	(116)

Ending units	1,065	2,112	3,552	711	2,410	24	6	742	2,135	525	265	469

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

	Janus
	Aspen		Janus
	Risk	Janus Aspen	Aspen
	Managed	International	Global	Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	AIM V.I.	AIM V.I.	AIM V.I.
	Core	Growth	Technology	Capital	Global	Oppenheimer	Oppenheimer	Main Street	Global	Basic	Capital	Capital
	Portfolio	Portfolio	Portfolio	Appreciation	Securities	Main Street	High Income	Small Cap	Securities	Value	Appreciation	Development
	Service	Service II	Service II	Fund VA	Fund VA	Fund VA	Fund VA	Fund VA	Fund / VA	Fund	Fund	Fund
	Shares	Shares	Shares	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Class III	Series I	Series I	Series I

From Operations
Net investment income (loss)	$110	$396	$(43)	$6,361	$1,821	$11,821	$9,293	$(12,484)	$92	$(907)	$(798)	$(866)
Net realized (loss) gain on investments	3,331	3,386	(787)	22,884	23,688	34,257	(495)	66,114	7,665	6,687	1,151	992
Net unrealized appreciation (depreciation) during the year	(1,822)	17,485	(233)	140,920	37,394	71,329	(5,987)	112,563	49,976	2,180	10,424	14,927

Net increase in net assets from operations	1,619	21,267	(1,063)	170,165	62,903	117,407	2,811	166,193	57,733	7,960	10,777	15,053

From Variable Life Policy Transactions
Policyholders’ net premiums	4,625	14,168	1,873	472,328	24,938	256,127	23,793	193,951	123,921	33,242	12,981	19,148
Cost of insurance and administrative charges	(3,021)	(4,696)	(267)	(129,194)	(31,490)	(76,089)	(11,393)	(52,775)	(33,533)	(16,384)	(6,079)	(8,055)
Surrenders and forfeitures	—	(616)	2	(18,691)	(12,159)	(9,377)	(478)	(4,940)	(5,816)	(5,695)	(1,588)	(63)
Transfers between portfolios and the Guaranteed Account	12,349	29,682	(12,268)	265,858	27,701	172,146	68,604	112,244	169,509	23,133	20,534	115,365
Net (withdrawals) repayments due to policy loans	—	(887)	3	(39,050)	(105)	(11,934)	11	(11,994)	(1,789)	(1,918)	—	(1,649)
Withdrawals due to death benefits	—	—	—	—	—	—	—	(86,998)	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	13,953	37,651	(10,657)	551,251	8,885	330,873	80,537	149,488	252,292	32,378	25,848	124,746

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(3)	22	(1)	—	776	—	(8)	(3)	(16)	(7)	—	54

Total increase (decrease) in net assets	15,569	58,940	(11,721)	721,416	72,564	448,280	83,340	315,678	310,009	40,331	36,625	139,853
Net Assets
Beginning of year	3,146	50,935	14,255	3,465,915	509,021	1,951,055	151,180	1,611,481	204,557	116,194	112,128	62,286

End of year	$18,715	$109,875	$2,534	$4,187,331	$581,585	$2,399,335	$234,520	$1,927,159	$514,566	$156,525	$148,753	$202,139

Changes in Units
Beginning units	22	445	135	25,503	2,563	14,527	1,212	8,090	1,763	738	859	417

Units purchased	122	402	18	6,102	488	3,806	683	1,791	2,853	336	234	759
Units sold	(37)	(114)	(132)	(1,851)	(701)	(1,485)	(199)	(836)	(708)	(153)	(61)	(63)

Ending units	107	733	21	29,754	2,350	16,848	1,696	9,045	3,908	921	1,032	1,113

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

											MFS
	Federated	Federated	Federated		Franklin		Templeton	Templeton			Investors
	Quality	American	Capital	Franklin	Rising		Developing	Global			Growth	MFS
	Bond	Leaders	Appreciation	Small Cap	Dividends	Templeton	Markets	Income	AllianceBernstein	AllianceBernstein	Stock	Value
	Fund II	Fund II	Fund II	Value	Securities	Foreign	Securities	Securities	Growth and	Small Cap Value	Series	Series
	Primary	Primary	Primary	Securities	Fund	Securities	Fund -	Fund -	Income Portfolio	Portfolio	Initial	Initial
	Shares	Shares	Shares	Fund Class I	Class I	Fund Class I	Class 3	Class 3	Class A	Class A	Class	Class

From Operations
Net investment income (loss)	$2,798	$51	$105	$3,580	$1,584	$2,043	$28	$78	$4,784	$(6)	$(252)	$13
Net realized (loss) gain on investments	(235)	574	87	70,653	24,321	23,416	70	(36)	13,734	13,882	1,228	12,791
Net unrealized appreciation (depreciation) during the year	(1,906)	(307)	297	136,697	1,176	11,769	1,037	(14)	4,955	(864)	2,139	1,519

Net increase in net assets from operations	657	318	489	210,930	27,081	37,228	1,135	28	23,473	13,012	3,115	14,323
From Variable Life Policy Transactions

Policyholders’ net premiums	36,554	1,239	2,405	321,532	110,583	10,298	9,336	1,046	78,150	17,618	13,788	22,114
Cost of insurance and administrative charges	(14,032)	(786)	(833)	(108,216)	(55,256)	(12,934)	(769)	(365)	(42,275)	(13,872)	(4,110)	(9,023)
Surrenders and forfeitures	(1,148)	—	—	(69,644)	(56,653)	3	—	—	(64,523)	(2,919)	(605)	(2,715)
Transfers between portfolios and the Guaranteed Account	20,459	3,163	3,094	530,218	264,290	(82,642)	14,123	5,092	82,729	49,519	10,730	8,443
Net (withdrawals) repayments due to policy loans	(2,918)	(2,059)	—	(15,513)	(2,965)	(615)	—	—	(1,049)	(279)	(441)	—
Withdrawals due to death benefits	—	—	—	—	(52,646)	—	—	—	(53,630)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	38,915	1,557	4,666	658,377	207,353	(85,890)	22,690	5,773	(598)	50,067	19,362	18,819

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(9)	(4)	(5)	(20)	(12)	(67)	—	(2)	25	(6)	(7)	(8)

Total increase (decrease) in net assets	39,563	1,871	5,150	869,287	234,422	(48,729)	23,825	5,799	22,900	63,073	22,470	33,134
Net Assets
Beginning of year	86,462	8,982	29,235	2,154,847	528,739	483,211	—	—	532,978	189,311	54,394	239,998

End of year	$126,025	$10,853	$34,385	$3,024,134	$763,161	$434,482	$23,825	$5,799	$555,878	$252,384	$76,864	$273,132

Changes in Units
Beginning units	746	44	134	10,673	2,676	2,140	—	—	2,609	942	416	1,536

Units purchased	495	21	35	4,444	2,698	157	196	63	1,247	377	176	347
Units sold	(211)	(20)	(6)	(1,189)	(1,035)	(490)	(9)	(4)	(1,029)	(138)	(43)	(226)

Ending units	1,030	45	163	13,928	4,339	1,807	187	59	2,827	1,181	549	1,657

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

								Van	Van				T Rowe
					Vanguard			Kampen	Kampen	Van	T Rowe	T Rowe	Price
	Putnam VT	Putnam VT			Total	Vanguard		Core Plus	Emerging	Kampen	Price Blue	Price	Limited
	Growth &	International	Putnam VT	Vanguard	Bond	High	Vanguard	Fixed	Markets	U.S. Real	Chip	Equity	Term
	Income	Equity	Voyager	Equity	Market	Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Bond
	Fund	Fund	Fund	Income	Index	Bond	Index	Portfolio	Portfolio	Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$512	$11	$(114)	$825	$554	$2,834	$(88)	$1,576	$4,965	$12,227	$(17)	$64	$12
Net realized (loss) gain on investments	991	7,075	613	3,953	14	(321)	4,170	696	1,571	195,760	19	507	—
Net unrealized appreciation (depreciation) during the year	2,311	2,331	4,413	(1,767)	(251)	(1,558)	10,945	(341)	703	159,887	339	(361)	(1)

Net increase in net assets from operations	3,814	9,417	4,912	3,011	317	955	15,027	1,931	7,239	367,874	341	210	11

From Variable Life Policy Transactions
Policyholders’ net premiums	35,924	1,073	29,142	62,440	22,786	20,100	78,243	8,948	2,102	288,475	7,980	579	1,409
Cost of insurance and administrative charges	(11,774)	(2,186)	(8,448)	(17,771)	(4,298)	(11,425)	(22,909)	(7,667)	(2,967)	(78,878)	(874)	(92)	(50)
Surrenders and forfeitures	(588)	(1,325)	(1,411)	(707)	(682)	(90)	(1,801)	(2,938)	—	(7,827)	—	—	—
Transfers between portfolios and the Guaranteed Account	2,010	36,949	4,583	8,283	2,480	2,806	8,679	11,562	43,518	113,513	8,314	12,018	2,302
Net (withdrawals) repayments due to policy loans	(441)	—	(193)	—	—	(127)	—	(1,398)	—	(14,180)	—	—	—
Withdrawals due to death benefits	—	—	—	—	—	—	—	—	—	—	—	—	—
							—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	25,131	34,511	23,673	52,245	20,286	11,264	62,212	8,507	42,653	301,103	15,420	12,505	3,661

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(7)	(6)	(6)	19	(2)	(12)	3	(5)	(6)	25	(1)	(1)	(1)

Total increase (decrease) in net assets	28,938	43,922	28,579	55,275	20,601	12,207	77,242	10,433	49,886	669,002	15,760	12,714	3,671
Net Assets
Beginning of year	64,604	26,486	68,978	52,584	15,931	43,642	82,210	51,263	22,565	1,917,388	—	—	—

End of year	$93,542	$70,408	$97,557	$107,859	$36,532	$55,849	$159,452	$61,696	$72,451	$2,586,390	$15,760	$12,714	$3,671

Changes in Units
Beginning units	473	102	561	395	149	356	536	457	171	8,905	—	—	—

Units purchased	277	373	270	529	234	209	572	190	257	3,063	148	121	37
Units sold	(94)	(148)	(78)	(139)	(45)	(117)	(187)	(134)	(21)	(1,583)	(8)	(1)	(1)

Ending units	656	327	753	785	338	448	921	513	407	10,385	140	120	36

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004

			Gartmore			Gartmore				Gartmore
		Gartmore	GVIT	Gartmore	JP Morgan	GVIT Mid	Dreyfus	Gartmore	Comstock	GVIT	Gartmore	Gartmore
		GVIT	Money	GVIT	GVIT	Cap	GVIT	GVIT	GVIT	Small	GVIT Small	GVIT
		Nationwide	Market	Government	Balanced	Growth	International	Growth	Value	Company	Cap Value	Equity 500
		Fund	Fund	Bond Fund	Fund	Fund	Value Fund	Fund	Fund	Fund	Fund	Index Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV

From Operations
Net investment income (loss)	$1,194,707	$18,771	$12,576	$98,654	$20,818	$(39,743)	$73,275	$(10,068)	$31,186	$(17,518)	$(27,404)	$514,996
Net realized (loss) gain on investments	(1,124,510)	(207,661)	—	28,266	(10,012)	64,464	31,250	(56,263)	95,996	190,756	594,015	(833,646)
Net unrealized appreciation (depreciation) during the year	17,896,060	449,562	—	(77,634)	104,436	838,023	667,004	256,618	656,546	242,021	(38,702)	2,753,129

Net increase in net assets from operations	17,966,257	260,672	12,576	49,286	115,242	862,744	771,529	190,287	783,728	415,259	527,909	2,434,479

From Variable Life Policy Transactions
Policyholders’ net premiums	26,343,677	460,158	2,849,105	352,252	161,370	803,902	361,528	456,001	621,242	382,030	438,931	3,992,327
Cost of insurance and administrative charges	(15,093,427)	(336,294)	(864,731)	(172,138)	(169,076)	(436,069)	(266,206)	(302,141)	(274,926)	(265,306)	(298,496)	(2,867,914)
Surrenders and forfeitures	(6,518,666)	(204,936)	(250,121)	(86,860)	(32,026)	(184,462)	(198,045)	(65,956)	(53,616)	(114,716)	(73,269)	(1,120,089)
Transfers between portfolios and the Guaranteed Account	(309,204)	(434,819)	(2,299,688)	(247,537)	148,031	982,159	(705,542)	13,997	587,467	(356,327)	(1,102,538)	(490,707)
Net (withdrawals) repayments due to policy loans	(739,614)	7,874	(31,586)	(5,021)	(5,859)	(29,077)	14,932	(24,905)	(38,255)	(20,710)	(26,516)	(126,709)
Withdrawals due to death benefits	(348,693)	(11,796)	(11,805)	—	(3,413)	(7,607)	(1,746)	(5,314)	(3,591)	(3,482)	(3,329)	(90,475)

Net increase (decrease) in net assets derived from policy transactions	3,334,073	(519,813)	(608,826)	(159,304)	99,027	1,128,846	(795,079)	71,682	838,321	(378,511)	(1,065,217)	(703,567)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(1,258,102)	(41,692)	(32,304)	(39,018)	(35,291)	(80,584)	(41,047)	(63,122)	(83,503)	45,564	(14,549)	(30,547)

Total increase (decrease) in net assets	20,042,228	(300,833)	(628,554)	(149,036)	178,978	1,911,006	(64,597)	198,847	1,538,546	82,312	(551,857)	1,700,365
Net Assets
Beginning of year	162,213,461	3,415,786	6,269,700	2,135,546	1,448,150	4,868,708	4,274,625	2,707,095	4,356,507	2,424,358	4,301,527	25,118,611

End of year	$182,255,689	$3,114,953	$5,641,146	$1,986,510	$1,627,128	$6,779,714	$4,210,028	$2,905,942	$5,895,053	$2,506,670	$3,749,670	$26,818,976

Changes in Units
Beginning units	699,729	9,762	34,438	6,829	4,439	10,256	13,054	23,925	32,810	18,148	27,137	66,813

Units purchased	336,587	1,517	21,958	1,577	1,095	5,346	3,014	4,927	11,896	3,207	5,637	12,796
Units sold	(270,633)	(3,090)	(25,210)	(1,976)	(827)	(2,427)	(6,327)	(4,415)	(6,523)	(5,306)	(12,235)	(14,057)

Ending units	765,683	8,189	31,186	6,430	4,707	13,175	9,741	24,437	38,183	16,049	20,539	65,552

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

					Gartmore	Gartmore
		Gartmore	Gartmore	Gartmore	GVIT	GVIT			Federated	Gartmore	Gartmore	Gartmore
	Gartmore	GVIT	GVIT	GVIT	Investor	Investor	Gartmore		GVIT	GVIT	GVIT	GVIT
	GVIT	Investor	Investor	Investor	Destinations	Destinations	GVIT	Dreyfus	High	Global	Global	Global
	Government	Destinations	Destinations	Destinations	Moderately	Moderately	Emerging	GVIT Mid	Income	Financial	Health	Technology and
	Bond	Aggressive	Conservative	Moderate	Aggressive	Conservative	Markets	Cap Index	Bond	Services	Sciences	Communications
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class I	Class II	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$888	$709	$229	$993	$1,199	$169	$(860)	$(2,980)	$2,188	$555	$(2,365)	$(2,604)
Net realized (loss) gain on investments	(1,106)	1,448	188	1,226	2,999	167	155,989	185,023	331	5,374	(2,722)	(22,456)
Net unrealized appreciation (depreciation) during the year	585	5,551	32	4,559	7,667	444	(109,412)	(88,461)	324	3,298	9,736	32,112

Net increase in net assets from operations	367	7,708	449	6,778	11,865	780	45,717	93,582	2,843	9,227	4,649	7,052

From Variable Life Policy Transactions
Policyholders’ net premiums	3,451	25,671	12,578	56,652	51,471	4,049	54,783	124,136	10,478	3,822	21,876	33,097
Cost of insurance and administrative charges	(5,958)	(5,587)	(2,044)	(20,343)	(10,097)	(1,913)	(19,746)	(37,783)	(8,982)	(1,486)	(9,163)	(10,670)
Surrenders and forfeitures	(1,800)	—	(46)	(65)	(75)	—	(2,662)	(40,934)	(2,572)	(150)	(720)	—
Transfers between portfolios and the Guaranteed Account	(12,484)	69,731	7,546	30,327	34,383	9,706	(677,855)	(1,201,397)	32,191	28,324	412,542	472,627
Net withdrawals due to policy loans	—	—	—	—	—	—	(13)	—	—	—	(1,176)	(785)
Withdrawals due to death benefits	—	—	—	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(16,791)	89,815	18,034	66,571	75,682	11,842	(645,493)	(1,155,978)	31,115	30,510	423,359	494,269

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(6)	25	4	36	32	(39)	(255)	(411)	8	9	208	301

Total (decrease) increase in net assets	(16,430)	97,548	18,487	73,385	87,579	12,583	(600,031)	(1,062,807)	33,966	39,746	428,216	501,622
Net Assets
Beginning of year	22,617	2,329	3,029	32,941	50,754	5,013	916,268	1,635,950	9,954	28,015	53,215	53,042

End of year	$6,187	$99,877	$21,516	$106,326	$138,333	$17,596	$316,237	$573,143	$43,920	$67,761	$481,431	$554,664

Changes in Units
Beginning units	220	18	28	282	329	45	4,544	9,939	75	209	421	338

Units purchased	34	725	182	727	676	83	1,255	2,363	340	276	3,219	3,522
Units sold	(195)	(45)	(19)	(170)	(92)	(11)	(4,741)	(9,694)	(100)	(173)	(1,717)	(1,774)

Ending units	59	698	191	839	913	117	1,058	2,608	315	312	1,923	2,086

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

							Gartmore	Gartmore
	Gartmore		Gartmore			Gartmore	GVIT	GVIT		Gartmore		Fidelity
	GVIT	GVIT	GVIT	Van Kampen	Dreyfus	GVIT	Global	Global	Gartmore GVIT	GVIT		VIP
	Global	Small Cap	U.S. Growth	GVIT Multi	GVIT	Emerging	Financial	Health	Global	Global	Fidelity VIP	Growth	Fidelity VIP
	Utilities	Growth	Leaders	Sector Bond	International	Markets	Services	Sciences	Technology and	Utilities	Equity-Income	Portfolio	High Income
	Fund	Fund	Fund	Fund	Value Fund	Fund	Fund	Fund	Communications	Fund	Portfolio	Initial	Portfolio
	Class I	Class I	Class I	Class I	Class III	Class III	Class III	Class III	Fund Class III	Class III	Initial Class	Class	Initial Class

From Operations
Net investment income (loss)	$292	$(472)	$(228)	$737	$3,784	$332	$23	$(2,636)	$(2,728)	$142	$139,967	$(82,958)	$190,038
Net realized gain (loss) on investments	2,677	1,178	277	13	651	4,953	284	(553)	609	1,504	(175,774)	(2,037,399)	(88,524)
Net unrealized appreciation during the year	491	4,824	5,675	234	259,080	4,318	441	41,131	104,895	755	1,377,612	2,552,605	113,388

Net increase in net assets from operations	3,460	5,530	5,724	984	263,515	9,603	748	37,942	102,776	2,401	1,341,805	432,248	214,902

From Variable Life Policy Transactions
Policyholders’ net premiums	123	6,088	28,739	4,324	286,408	33,522	5,184	88,055	89,045	615	1,693,066	3,038,917	305,271
Cost of insurance and administrative charges	(353)	(3,540)	(3,312)	(1,830)	(24,181)	(2,294)	6	(7,546)	(7,331)	(620)	(1,196,595)	(2,006,754)	(244,503)
Surrenders and forfeitures	—	—	(502)	—	(547)	(3)	—	—	—	—	(572,296)	(702,176)	(63,376)
Transfers between portfolios and the Guaranteed Account	59,401	(29,265)	16,127	1,651	1,686,849	45,921	13	704,474	642,726	31,878	(3,242,496)	(2,730,709)	(193,107)
Net withdrawals due to policy loans	—	—	—	—	(3,520)	—	—	—	—	—	(44,644)	(103,373)	(6,546)
Withdrawals due to death benefits	—	—	—	—	—	—	—	—	—	—	(15,576)	(36,827)	(5,370)

Net increase (decrease) in net assets derived from policy transactions	59,171	(26,717)	41,052	4,145	1,945,009	77,146	5,203	784,983	724,440	31,873	(3,378,541)	(2,540,922)	(207,631)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(86)	47	72	(1)	3,556	56	(1)	354	452	20	(69,133)	(34,908)	(31,334)

Total increase (decrease) in net assets	62,545	(21,140)	46,848	5,128	2,212,080	86,805	5,950	823,279	827,668	34,294	(2,105,869)	(2,143,582)	(24,063)
Net Assets
Beginning of year	—	79,276	4,812	14,095	—	—	—	—	—	—	15,415,605	21,378,928	2,629,282

End of year	$62,545	$58,136	$51,660	$19,223	$2,212,080	$86,805	$5,950	$823,279	$827,668	$34,294	$13,309,736	$19,235,346	$2,605,219

Changes in Units
Beginning units	—	466	36	133	—	—	—	—	—	—	39,913	62,801	12,406

Units purchased	225	88	328	52	19,600	819	51	8,416	7,850	276	5,831	11,392	2,125
Units sold	(23)	(183)	(29)	(19)	(466)	(84)	—	(96)	(257)	(5)	(15,392)	(19,530)	(3,026)

Ending units	202	371	335	166	19,134	735	51	8,320	7,593	271	30,352	54,663	11,505

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

			Fidelity						Fidelity
			VIP	Fidelity				Fidelity	VIP II			Fidelity
			Investment	VIP	Fidelity	Fidelity	Fidelity	VIP II	Investment	Fidelity	Fidelity	VIP III
		Fidelity VIP	Grade	Equity-	VIP	VIP	VIP	Asset	Grade	VIP II	VIP III	Value
	Fidelity VIP	Overseas	Bond	Income	Growth	Overseas	Overseas	Manager	Bond	Contrafund	Mid Cap	Strategies
	Overseas	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Portfolio	Initial	Service	Service	Service	Service	Service	Initial	Initial	Initial	Service	Service
	Initial Class	Class R	Class	Class	Class	Class	Class R	Class	Class	Class	Class	Class

From Operations
Net investment income (loss)	$29,904	$(8,152)	$915	$80	$(495)	$33	$(48)	$90,574	$145,949	$(61,552)	$(8,936)	$(1,356)
Net realized (loss) gain on investments	(436,763)	1,197	236	2,097	917	848	84	(169,593)	169,924	(75,012)	25,034	2,888
Net unrealized appreciation (depreciation) during the year	1,147,365	306,243	237	6,740	2,124	13	1,809	279,143	(158,266)	2,389,263	338,496	22,827

Net increase in net assets from operations	740,506	299,288	1,388	8,917	2,546	894	1,845	200,124	157,607	2,252,699	354,594	24,359

From Variable Life Policy Transactions
Policyholders’ net premiums	569,862	391,898	13,847	54,929	50,457	1,896	13,881	418,669	550,436	1,959,437	193,304	70,071
Cost of insurance and administrative charges	(500,147)	(42,483)	(10,821)	(22,487)	(23,472)	(3,391)	(1,164)	(375,237)	(352,448)	(1,224,084)	(44,462)	(17,130)
Surrenders and forfeitures	(281,844)	(10,151)	(56)	(132)	(538)	(107)	—	(342,727)	(147,578)	(634,930)	(1,147)	(3,171)
Transfers between portfolios and the Guaranteed Account	(1,041,227)	2,199,060	6,643	54,789	54,381	3,532	5,816	62,317	92,179	1,986,192	1,432,010	136,604
Net withdrawals due to policy loans	(25,656)	(2,345)	—	—	—	—	—	(21,370)	(34,646)	(99,409)	(4,347)	—
Withdrawals due to death benefits	(3,863)	(97)	—	—	—	—	—	(19,563)	(271)	(106,300)	—	—

Net (decrease) increase in net assets derived from policy transactions	(1,282,875)	2,535,882	9,613	87,099	80,828	1,930	18,533	(277,911)	107,672	1,880,906	1,575,358	186,374

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(42,721)	1,114	1	60	42	4	9	(40,526)	(42,087)	(44,076)	789	—

Total (decrease) increase in net assets	(585,090)	2,836,284	11,002	96,076	83,416	2,828	20,387	(118,313)	223,192	4,089,529	1,930,741	210,733
Net Assets
Beginning of year	6,569,146	—	28,008	22,819	30,401	6,599	—	4,505,133	4,194,956	13,851,579	212,544	51,276

End of year	$5,984,056	$2,836,284	$39,010	$118,895	$113,817	$9,427	$20,387	$4,386,820	$4,418,148	$17,941,108	$2,143,285	$262,009

Changes in Units
Beginning units	29,957	—	267	184	243	48	—	16,555	15,920	48,872	1,425	329

Units purchased	6,564	26,564	232	865	841	41	198	2,040	3,868	17,711	9,918	1,336
Units sold	(16,327)	(1,010)	(140)	(180)	(195)	(28)	(14)	(2,854)	(3,572)	(10,074)	(981)	(332)

Ending units	20,194	25,554	359	869	889	61	184	15,741	16,216	56,509	10,362	1,333

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

	Neuberger
	Berman			Neuberger
	AMT		Neuberger	Berman	Neuberger		Van Eck	Van Eck	Van Eck		Van Eck
	Limited	Neuberger	Berman	AMT	Berman	Van Eck	Worldwide	Worldwide	Worldwide	Van Eck	Worldwide
	Maturity	Berman	AMT	Mid Cap	AMT	Worldwide	Hard	Emerging	Real	Worldwide	Hard
	Bond	AMT	Fasciano	Growth	Socially	Bond	Assets	Markets	Estate	Bond	Assets
	Portfolio	Partners	Portfolio	Portfolio	Responsive	Fund Initial	Fund Initial	Fund Initial	Fund Initial	Fund	Fund
	Class I	Portfolio	Class S	Class I	Portfolio	Class	Class	Class	Class	Class R	Class R

From Operations
Net investment income (loss)	$55,324	$(15,069)	$(163)	$(645)	$(247)	$72,374	$(1,522)	$(422)	$6,646	$(220)	$(298)
Net realized gain (loss) on investments	2,098	(59,454)	2,267	8,835	843	42,622	126,841	495,205	104,615	346	982
Net unrealized (depreciation) appreciation during the year	(55,512)	464,319	742	1,103	4,120	(44,486)	16,268	2,416	120,211	5,450	12,218

Net increase in net assets from operations	1,910	389,796	2,846	9,293	4,716	70,510	141,587	497,199	231,472	5,576	12,902

From Variable Life Policy Transactions
Policyholders’ net premiums	215,954	191,220	4,021	4,753	8,072	107,373	48,635	177,763	47,906	34,491	18,480
Cost of insurance and administrative charges	(135,191)	(200,440)	(11,652)	(14,548)	(1,767)	(88,841)	(44,130)	(241,702)	(59,831)	(1,265)	(3,516)
Surrenders and forfeitures	(97,492)	(45,843)	(3,560)	(34,111)	—	(39,218)	(24,219)	(256,394)	(44,598)	—	(9,017)
Transfers between portfolios and the Guaranteed Account	(6,175)	(61,742)	48,330	1,465	6,219	(63,031)	(198,733)	(785,971)	(140,354)	53,548	91,964
Net withdrawals due to policy loans	(31,703)	(1,922)	—	—	—	(307)	(3,150)	(8,521)	(1,281)	(3,262)	(23)
Withdrawals due to death benefits	(128)	(273)	—	—	—	(269)	(165)	(8,224)	(191)	—	—

Net (decrease) increase in net assets derived from policy transactions	(54,735)	(119,000)	37,139	(42,441)	12,524	(84,293)	(221,762)	(1,123,049)	(198,349)	83,512	97,888

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(26,240)	(46,925)	19	18	27	(36,926)	(47,802)	(19,306)	(32,188)	25	14

Total (decrease) increase in net assets	(79,065)	223,871	40,004	(33,130)	17,267	(50,709)	(127,977)	(645,156)	935	89,113	110,804
Net Assets
Beginning of year	1,937,088	2,256,028	9,428	63,334	27,669	956,889	802,909	2,906,980	753,148	—	—

End of year	$1,858,023	$2,479,899	$49,432	$30,204	$44,936	$906,180	$674,932	$2,261,824	$754,083	$89,113	$110,804

Changes in Units
Beginning units	8,088	13,015	75	454	225	3,624	3,044	18,748	4,547	—	—

Units purchased	1,800	1,259	311	286	107	628	727	1,955	838	855	1,020
Units sold	(1,928)	(1,956)	(102)	(593)	(16)	(996)	(1,651)	(9,985)	(2,187)	(62)	(135)

Ending units	7,960	12,318	284	147	316	3,256	2,120	10,718	3,198	793	885

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

			Alger					Dreyfus
	Van Eck	Van Eck	American	Strong Mid			Dreyfus	Small Cap
	Worldwide	Worldwide	Small	Cap	Strong	Dreyfus	Developing	Stock		American	American	American
	Emerging	Real	Capitalization	Growth	Opportunity	Appreciation	Leaders	Index	Dreyfus	Century VP	Century	Century
	Markets	Estate	Portfolio	Fund II	Fund II	Portfolio	Portfolio	Portfolio	Stock Index	International	VP Ultra	VP Value
	Fund	Fund	Class O	Investor	Investor	Initial	Initial	Service	Fund Initial	Fund	Fund	Fund
	Class R	Class R	Shares	Class	Class	Shares	Shares	Shares	Shares	Class I	Class I	Class I

From Operations
Net investment (loss) income	$(919)	$(538)	$(38,677)	$(9,236)	$(9,967)	$15,384	$(1,069)	$(853)	$2,241	$(72)	$(961)	$7,537
Net realized gain (loss) on investments	2,557	1,599	(398,472)	(6,811)	147,245	9,086	(12,378)	37,204	5,475	22,653	16,397	150,520
Net unrealized appreciation (depreciation) during the year	55,420	26,266	1,262,990	237,685	88,427	27,321	3,326	21,773	11,134	(10,020)	2,206	(61,758)

Net increase (decrease) in net assets from operations	57,058	27,327	825,841	221,638	225,705	51,791	(10,121)	58,124	18,850	12,561	17,642	96,299

From Variable Life Policy Transactions
Policyholders’ net premiums	86,365	49,249	821,947	260,100	162,955	124,303	31,575	100,810	89,563	7,994	39,084	167,356
Cost of insurance and administrative charges	(11,511)	(5,696)	(545,345)	(150,784)	(193,089)	(28,953)	(5,569)	(38,934)	(30,402)	(5,553)	(32,098)	(56,152)
Surrenders and forfeitures	(4,212)	(3,395)	(182,926)	(36,679)	(110,170)	(4,699)	(62)	(73,756)	(1,552)	(3,058)	(6,853)	(10,096)
Transfers between portfolios and the Guaranteed Account	299,005	144,279	(466,477)	(35,953)	(348,682)	1,120,395	43,852	154,238	48,815	(28,225)	90,504	(657,999)
Net (withdrawals) repayments due to policy loans	(223)	(261)	(2,915)	(10,029)	(17,181)	(1,809)	—	—	—	104	—	(3,427)
Withdrawals due to death benefits	(54)	—	(7,798)	—	—	(50)	—	—	—	—	—	—

Net increase (decrease) in net assets derived from policy transactions	369,370	184,176	(383,514)	26,655	(506,167)	1,209,187	69,796	142,358	106,424	(28,738)	90,637	(560,318)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(75)	36	(17,674)	(7,029)	(89,985)	(21,587)	65	195	24	(20,856)	(21,376)	(24,917)

Total increase (decrease) in net assets	426,353	211,539	424,653	241,264	(370,447)	1,239,391	59,740	200,677	125,298	(37,033)	86,903	(488,936)
Net Assets
Beginning of year	—	—	5,468,450	1,170,843	1,662,232	118,140	25,638	157,202	124,957	116,873	118,698	1,125,233

End of year	$426,353	$211,539	$5,893,103	$1,412,107	$1,291,785	$1,357,531	$85,378	$357,879	$250,255	$79,840	$205,601	$636,297

Changes in Units
Beginning units	—	—	42,993	20,857	15,132	782	180	1,170	1,023	842	764	7,961

Units purchased	3,675	1,798	7,787	5,374	2,227	10,257	2,119	1,584	1,455	311	1,703	4,118
Units sold	(309)	(159)	(10,902)	(4,652)	(6,445)	(600)	(1,871)	(809)	(657)	(702)	(787)	(8,266)

Ending units	3,366	1,639	39,878	21,579	10,914	10,439	428	1,945	1,821	451	1,680	3,813

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

								Janus
			American			Janus		Aspen		Janus
	American		Century	Janus Aspen	Janus Aspen	Aspen	Janus	Risk	Janus Aspen	Aspen
	Century VP	American	VP	Capital	International	Global	Aspen	Managed	International	Global
	Income and	Century VP	Inflation	Appreciation	Growth	Technology	Balanced	Core	Growth	Technology
	Growth	International	Protection	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Fund	Fund	Fund	Service	Service	Service	Service	Service	Service II	Service II
	Class I	Class III	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$379	$(152)	$767	$(1,508)	$699	$(206)	$775	$29	$(9)	$(31)
Net realized gain (loss) on investments	4,457	180	45	17,165	9,313	1,733	3,241	216	623	(1)
Net unrealized appreciation (depreciation) during the year	4,585	5,074	884	19,203	(11,915)	(4,091)	1,035	203	5,273	540

Net increase (decrease) in net assets from operations	9,421	5,102	1,696	34,860	(1,903)	(2,564)	5,051	448	5,887	508

From Variable Life Policy Transactions
Policyholders’ net premiums	34,869	24,668	1,994	46,817	17,605	1,524	16,383	804	21,798	3,486
Cost of insurance and administrative charges	(23,835)	(1,203)	(2,855)	(23,368)	(14,173)	(1,639)	(11,514)	(290)	(1,075)	(73)
Surrenders and forfeitures	(8,990)	(14)	—	(2,237)	(37,295)	(29)	(26,738)	—	(3,203)	—
Transfers between portfolios and the Guaranteed Account	25,381	39,800	51,416	37,657	(2,475)	1,144	13,492	1,967	27,475	10,316
Net repayments (withdrawals) due to policy loans	—	—	—	—	82	200	—	—	(13)	(3)
Withdrawals due to death benefits	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets derived from policy transactions	27,425	63,251	50,555	58,869	(36,256)	1,200	(8,377)	2,481	44,982	13,726

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(13)	50	10	(22,928)	(21,218)	(21,012)	6	1	66	21

Total increase (decrease) in net assets	36,833	68,403	52,261	70,801	(59,377)	(22,376)	(3,320)	2,930	50,935	14,255
Net Assets
Beginning of year	49,044	—	12,376	165,386	130,497	53,505	60,629	216	—	—

End of year	$85,877	$68,403	$64,637	$236,187	$71,120	$31,129	$57,309	$3,146	$50,935	$14,255

Changes in Units
Beginning units	403	—	120	1,211	840	199	511	2	—	—

Units purchased	483	619	323	1,000	2,118	164	181	23	629	136
Units sold	(256)	(15)	(25)	(610)	(2,587)	(189)	(326)	(3)	(184)	(1)

Ending units	630	604	418	1,601	371	174	366	22	445	135

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

										Federated	Federated	Federated
	Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer		AIM V.I.	AIM V.I.	Quality	American	Capital
	Capital	Global	Oppenheimer	Oppenheimer	Main Street	Global	AIM V.I.	Capital	Capital	Bond	Leaders	Appreciation
	Appreciation	Securities	Main Street	High Income	Small Cap	Securities	Basic Value	Appreciation	Development	Fund II	Fund II	Fund II
	Fund VA	Fund VA	Fund VA	Fund VA	Fund VA	Fund/ VA	Fund	Fund	Fund	Primary	Primary	Primary
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Class III	Series I	Series I	Series I	Shares	Shares	Shares

From Operations
Net investment (loss) income	$(12,508)	$10,179	$(4,811)	$1,377	$(5,846)	$(589)	$(712)	$(757)	$(262)	$793	$34	$(25)
Net realized gain (loss) on investments	33,326	160,591	13,548	207	7,954	(211)	1,607	477	540	53	83	368
Net unrealized appreciation (depreciation) during the year	165,244	(82,082)	132,035	6,312	241,861	20,939	9,002	6,237	6,662	1,063	485	1,191

Net increase in net assets from operations	186,062	88,688	140,772	7,896	243,969	20,139	9,897	5,957	6,940	1,909	602	1,534

From Variable Life Policy Transactions
Policyholders’ net premiums	506,967	73,150	199,257	30,637	134,176	109,410	26,970	12,934	40,639	28,333	979	4,251
Cost of insurance and administrative charges	(102,096)	(52,728)	(49,345)	(5,071)	(27,301)	(6,383)	(9,711)	(4,635)	(2,263)	(8,687)	(379)	(1,072)
Surrenders and forfeitures	(16,744)	(38,173)	(7,478)	(132)	(614)	(55)	(249)	—	—	(1,441)	—	—
Transfers between portfolios and the Guaranteed Account	828,184	(635,309)	1,283,831	88,394	1,212,133	81,275	11,517	4,285	13,849	45,126	2,875	4,623
Net (withdrawals) repayments due to policy loans	(3,342)	78	(2,521)	(260)	(1,709)	(3)	—	—	(1,661)	(3,186)	—	—
Withdrawals due to death benefits	(40)	(6)	—	—	—	—	(1,070)	—	—	—	—	—

Net increase (decrease) in net assets derived from policy transactions	1,212,929	(652,988)	1,423,744	113,568	1,316,685	184,244	27,457	12,584	50,564	60,145	3,475	7,802

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(21,556)	(24,592)	(21,521)	40	711	174	4	—	32	18	—	7

Total increase (decrease) in net assets	1,377,435	(588,892)	1,542,995	121,504	1,561,365	204,557	37,358	18,541	57,536	62,072	4,077	9,343
Net Assets
Beginning of year	2,088,480	1,097,913	408,060	29,676	50,116	—	78,836	93,587	4,750	24,390	4,905	19,892

End of year	$3,465,915	$509,021	$1,951,055	$151,180	$1,611,481	$204,557	$116,194	$112,128	$62,286	$86,462	$8,982	$29,235

Changes in Units
Beginning units	15,884	7,636	3,164	267	301	—	540	759	37	184	20	89

Units purchased	12,485	1,934	12,426	1,009	8,192	1,980	284	141	426	683	26	80
Units sold	(2,866)	(7,007)	(1,063)	(64)	(403)	(217)	(86)	(41)	(46)	(121)	(2)	(35)

Ending units	25,503	2,563	14,527	1,212	8,090	1,763	738	859	417	746	44	134

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

						MFS
	Franklin	Franklin				Investors						Vanguard
	Small	Rising	Templeton			Growth	MFS	Putnam VT				Total	Vanguard
	Cap Value	Dividends	Foreign	AllianceBernstein	AllianceBernstein	Stock	Value	Growth	Putnam VT	Putnam VT	Vanguard	Bond	High
	Securities	Securities	Securities	Growth and	Small Cap Value	Series	Series	& Income	International	Voyager	Equity	Market	Yield
	Fund	Fund	Fund	Income Portfolio	Portfolio	Initial	Initial	Fund	Equity Fund	Fund	Income	Index	Bond
	Class I	Class I	Class I	Class A	Class A	Class	Class	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio

From Operations
Net investment (loss) income	$(7,255)	$(36)	$6,332	$4,767	$(1,023)	$(316)	$(425)	$310	$534	$(322)	$166	$386	$1,735
Net realized gain (loss) on investments	36,214	12,610	220,229	20,188	24,956	156	4,780	7,248	8,598	1,118	1,267	(32)	451
Net unrealized appreciation (depreciation) during the year	331,867	30,795	(118,935)	10,764	7,479	3,969	23,228	639	(3,669)	2,547	2,726	83	75

Net increase in net assets from operations	360,826	43,369	107,626	35,719	31,412	3,809	27,583	8,197	5,463	3,343	4,159	437	2,261

From Variable Life Policy Transactions
Policyholders’ net premiums	302,840	75,773	121,952	123,525	18,491	2,293	22,466	25,898	7,243	25,166	21,040	7,630	15,095
Cost of insurance and administrative charges	(60,390)	(26,861)	(40,762)	(50,068)	(18,838)	(1,448)	(7,827)	(11,039)	(9,188)	(11,659)	(7,125)	(2,534)	(8,920)
Surrenders and forfeitures	(7,152)	(8,026)	(41,660)	(38,276)	(37,342)	—	(2,495)	(38,918)	(3,577)	(3,415)	(333)	(121)	(145)
Transfers between portfolios and the Guaranteed Account	507,980	253,941	(1,509,797)	189,596	67,905	9,879	69,245	26,828	(48,631)	7,219	22,985	2,627	14,115
Net (withdrawals) repayments due to policy loans	(4,320)	(3,139)	(23)	(27)	(12)	—	—	—	—	—	—	—	—
Withdrawals due to death benefits	—	—	—	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets derived from policy transactions	738,958	291,688	(1,470,290)	224,750	30,204	10,724	81,389	2,769	(54,153)	17,311	36,567	7,602	20,145

Amounts contributed/(withdrawn) by Nationwide Life and Annuity Company of America, including seed money and reimbursements	467	172	(661)	192	13	8	43	16	(15)	13	12	(1)	(5)

Total increase (decrease) in net assets	1,100,251	335,229	(1,363,325)	260,661	61,629	14,541	109,015	10,982	(48,705)	20,667	40,738	8,038	22,401
Net Assets
Beginning of year	1,054,596	193,510	1,846,536	272,317	127,682	39,853	130,983	53,622	75,191	48,311	11,846	7,893	21,241

End of year	$2,154,847	$528,739	$483,211	$532,978	$189,311	$54,394	$239,998	$64,604	$26,486	$68,978	$52,584	$15,931	$43,642

Changes in Units
Beginning units	6,259	967	11,323	1,379	798	331	1,063	397	534	410	100	76	186

Units purchased	5,993	2,164	2,257	6,174	653	99	577	429	83	280	357	98	247
Units sold	(1,579)	(455)	(11,440)	(4,944)	(509)	(14)	(104)	(353)	(515)	(129)	(62)	(25)	(77)

Ending units	10,673	2,676	2,140	2,609	942	416	1,536	473	102	561	395	149	356

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

				Van Kampen
	Vanguard	Van Kampen Core	Van Kampen	U.S. Real
	Mid Cap	Plus Fixed	Emerging Markets	Estate
	Index	Income Portfolio	Debt Portfolio	Portfolio
	Portfolio	Class I	Class I	Class I

From Operations
Net investment (loss) income	$(181)	$1,431	$1,834	$13,653
Net realized gain on investments	3,282	331	1,852	121,073
Net unrealized appreciation (depreciation) during the year	7,463	148	(2,257)	358,898

Net increase in net assets from operations	10,564	1,910	1,429	493,624

From Variable Life Policy Transactions
Policyholders’ net premiums	39,903	10,756	4,698	232,334
Cost of insurance and administrative charges	(11,370)	(5,704)	(9,811)	(49,970)
Surrenders and forfeitures	(46)	(233)	(3,239)	(3,985)
Transfers between portfolios and the Guaranteed Account	15,872	8,520	(35,185)	345,573
Net repayments (withdrawals) due to policy loans	—	2,006	—	(2,189)
Withdrawals due to death benefits	—	—	—	—

Net increase (decrease) in net assets derived from policy transactions	44,359	15,345	(43,537)	521,763

Amounts contributed/(withdrawn) by Nationwide Life and Annuity Company of America, including seed money and reimbursements	22	(2)	48	217

Total increase (decrease) in net assets	54,945	17,253	(42,060)	1,015,604
Net Assets
Beginning of year	27,265	34,010	64,625	901,784

End of year	$82,210	$51,263	$22,565	$1,917,388

Changes in Units
Beginning units	212	309	529	5,551

Units purchased	417	280	310	5,030
Units sold	(93)	(132)	(668)	(1,676)

Ending units	536	457	171	8,905

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements
December 31, 2005 and 2004

1.	Organization
The Nationwide Provident VLI Separate Account A (Separate Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Delaware law and commenced operations on February 1, 1995. NLACA is a wholly-owned subsidiary of Nationwide Life Insurance Company of America. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).
The Policies are distributed principally through personal producing general agents and brokers.
NLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of one hundred and twenty-one Subaccounts:
Gartmore Variable Insurance Trust:

Gartmore GVIT Nationwide Fund Class IV
Gartmore GVIT Money Market Fund Class IV
Gartmore GVIT Government Bond Fund Class IV
JP Morgan GVIT Balanced Fund Class IV
Gartmore GVIT Mid Cap Growth Fund Class IV
Dreyfus GVIT International Value Fund Class IV
Gartmore GVIT Growth Fund Class IV
Van Kampen GVIT Comstock Value — Class IV (Formerly Comstock GVIT Value Fund Class IV)
Gartmore GVIT Small Company Fund Class IV
Gartmore GVIT Small Cap Value Fund Class IV
Gartmore GVIT Equity 500 Index Fund Class IV
Gartmore GVIT Government Bond Fund Class I
Gartmore GVIT Investor Destinations Aggressive Fund Class II
Gartmore GVIT Investor Destinations Conservative Fund Class II
Gartmore GVIT Investor Destinations Moderate Fund Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II
Gartmore GVIT Emerging Markets Fund Class I
Dreyfus GVIT Mid Cap Index Fund Class I
Federated GVIT High Income Bond Fund Class I
Gartmore GVIT Global Financial Services Fund Class I
Gartmore GVIT Global Health Sciences Fund Class I
Gartmore GVIT Global Technology and Communications Fund Class I
Gartmore GVIT Global Utilities Fund Class I
Gartmore GVIT Small Cap Growth Fund Class I
Gartmore GVIT U.S. Growth Leaders Fund Class I
Van Kampen GVIT Multi Sector Bond Fund Class I
Dreyfus GVIT International Value Fund Class III
Gartmore GVIT Emerging Markets Fund Class III
Gartmore GVIT Global Financial Services Fund Class III
Gartmore GVIT Global Health Sciences Fund Class III
Gartmore GVIT Global Technology and Communications Fund Class III
Gartmore GVIT Global Utilities Fund Class III
Federated GVIT High Income Bond — Class III

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

1.	Organization, continued
Fidelity Variable Insurance Products Funds:

Fidelity VIP Equity-Income Portfolio Initial Class
Fidelity VIP Growth Portfolio Initial Class
Fidelity VIP High Income Portfolio Initial Class
Fidelity VIP Overseas Portfolio Initial Class
Fidelity VIP Overseas Portfolio Initial Class R
Fidelity VIP Investment Grade Bond Portfolio Service Class
Fidelity VIP Equity-Income Portfolio Service Class
Fidelity VIP Growth Portfolio Service Class
Fidelity VIP Overseas Portfolio Service Class
Fidelity VIP Overseas Portfolio Service Class R
Fidelity Variable Insurance Products Funds II:

Fidelity VIP II Asset Manager Portfolio Initial Class
Fidelity VIP II Investment Grade Bond Portfolio Initial Class
Fidelity VIP II Contrafund Portfolio Initial Class
Fidelity Variable Insurance Products Funds III:

Fidelity VIP III Mid Cap Portfolio Service Class
Fidelity VIP III Value Strategies Portfolio Service Class
Fidelity Variable Insurance Products Funds IV:

Fidelity VIP Natural Resources Portfolio — Service Class 2
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class
Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond Portfolio Class I
Neuberger Berman AMT Partners Portfolio
Neuberger Berman AMT Fasciano Portfolio Class S
Neuberger Berman AMT Mid Cap Growth Portfolio Class I
Neuberger Berman AMT Socially Responsive Portfolio
Neuberger Berman AMT International Portfolio — Class S
Van Eck Worldwide InsuranceTrust:

Van Eck Worldwide Bond Fund Initial Class
Van Eck Worldwide Hard Assets Fund Initial Class
Van Eck Worldwide Emerging Markets Fund Initial Class
Van Eck Worldwide Real Estate Fund Initial Class
Van Eck Worldwide Bond Fund Class R
Van Eck Worldwide Hard Assets Fund Class R
Van Eck Worldwide Emerging Markets Fund Class R
Van Eck Worldwide Real Estate Fund Class R
The Alger American Fund:

Alger American Small Capitalization Portfolio Class O Shares
Wells Fargo Advantage Variable Trust Funds: (Formerly Strong Variable Insurance Funds)

Wells Fargo Advantage Discovery Fund VT (Formerly Strong Mid Cap Growth Fund II Investor
Class)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

1.	Organization, continued
Wells Fargo Advantage Variable Trust Funds: (Formerly Strong Opportunity Fund II)

Wells Fargo Opportunity Fund VT (Formerly Strong Opportunity Fund II Investor Class)
Dreyfus Variable Investment Fund:

Dreyfus Appreciation Portfolio Initial Shares
Dreyfus Developing Leaders Portfolio Initial Shares
Dreyfus Investment Portfolios:

Dreyfus Small Cap Stock Index Portfolio Service Shares
Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund Initial Shares
American Century Variable Portfolios, Inc.:

American Century VP International Fund Class I
American Century VP Ultra Fund Class I
American Century VP Value Fund Class I
American Century VP Income and Growth Fund Class I
American Century VP International Fund Class III
American Century VP Mid Cap Value Fund — Class I
American Century VP Vista Fund — Class I
American Century Variable Portfolios II, Inc.:

American Century VP Inflation Protection Fund Class II
Janus Aspen Series:

Janus Aspen Forty Portfolio Service Shares (Formerly Janus Aspen Capital Appreciation Portfolio
Service Shares)
Janus Aspen International Growth Portfolio Service Shares
Janus Aspen Global Technology Portfolio Service Shares
Janus Aspen Balanced Portfolio Service Shares
Janus Aspen Risk Managed Core Portfolio Service Shares
Janus Aspen International Growth Portfolio Service II Shares
Janus Aspen Global Technology Portfolio Service II Shares
Oppenheimer Variable Account Funds:

Oppenheimer Capital Appreciation Fund VA Initial Class
Oppenheimer Global Securities Fund VA Initial Class
Oppenheimer Main Street Fund VA Initial Class
Oppenheimer High Income Fund VA Initial Class
Oppenheimer Main Street Small Cap Fund VA Initial Class
Oppenheimer Global Securities Fund/ VA Class III
AIM Variable Insurance Funds:

AIM V.I. Basic Value Fund Series I
AIM V.I. Capital Appreciation Fund Series I
AIM V.I. Capital Development Fund Series I

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

1.	Organization, continued
Federated Insurance Series:

Federated Quality Bond Fund II Primary Shares
Federated American Leaders Fund II Primary Shares
Federated Capital Appreciation Fund II Primary Shares
Franklin Templeton Variable Insurance Products Trust:

Franklin Small Cap Value Securities Fund Class I
Franklin Rising Dividends Securities Fund Class I
Templeton Foreign Securities Fund Class I
Templeton Developing Markets Securities Fund — Class 3
Templeton Global Income Securities Fund — Class 3
AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein Growth and Income Portfolio Class A
AllianceBernstein Small/ Mid Cap Value Portfolio Class A
(Formerly AllianceBernstein Small Cap Value Portfolio Class A)
MFS Variable Insurance Trust:

MFS Investors Growth Stock Series Initial Class
MFS Value Series Initial Class
Putnam Variable Trust:

Putnam VT Growth & Income Fund Class IB
Putnam VT International Equity Fund Class IB
Putnam VT Voyager Fund Class IB
Vanguard Variable Insurance Fund:

Vanguard Equity Income Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Mid Cap Index Portfolio
Van Kampen — The Universal Institutional Funds, Inc.:

Van Kampen Core Plus Fixed Income Portfolio Class I
Van Kampen Emerging Markets Debt Portfolio Class I
Van Kampen U.S. Real Estate Portfolio Class I
T Rowe Price

T Rowe Price Blue Chip Growth Portfolio — Class II
T Rowe Price Equity Income Portfolio — Class II
T Rowe Price Limited Term Bond Portfolio — Class II
Effective following the close of business on April 8, 2005, a portfolio of the Strong Opportunity Fund II merged with and into a portfolio of the Wells Fargo Advantage Variable Trust Funds, as follows:

trong Opportunity Fund II	Wells Fargo Advantage Variable Trust Funds

Strong Opportunity Fund II Investor Class	Wells Fargo Opportunity Fund VT
Also effective following the close of business on April 8, 2005, due to the merger of the Strong Variable Insurance Funds into the portfolio of the Wells Fargo Advantage Variable Trust Funds, the Strong Mid

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

1.	Organization, continued
Cap Growth Fund II Investor Class is no longer available within the separate account. The assets of the Policyowners invested in this sub-account were liquidated and exchanged into the Wells Fargo Advantage Discovery Fund VT.
The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).
Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders’ net premiums in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of NLACA.
Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of NLACA’s general account.
A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.	Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

Investment Valuation:
The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2005. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:
Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:
The operations of the Separate Account are included in the Federal income tax return of NLACA. Under the provisions of the policies, NLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. NLACA does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

2.	Summary of Significant Accounting Policies, continued

Estimates:
The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

3.	Death Benefits
Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by NLACA’s general account.

4.	Policy Loans
Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.
At the time the loan is granted, the amount of the loan is transferred from the Separate Account to NLACA’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by NLACA’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5.	Expense and Related Party Transactions

Deductions from Premiums
NLACA makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0 - 4% of premium payments depending on the insured state of residence), (2) sales charges and (3) Federal tax charges (1.5 - 6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets.

Mortality and Expense Charges
In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by NLACA. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation.

Cost of Insurance
Each subaccount is also charged monthly by NLACA for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

5.	Expense and Related Party Transactions, continued

Administrative Charges
Additional recurring monthly deductions may be made for (1) administrative charges ($7.50), (2) first year policy charges ($5 - $17.50) and (3) supplementary charges (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01 - $1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02 -  $3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01 - $3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01 - $8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03 - $.15 per $1,000 of rider coverage). A face amount increase charge is made upon an increase in face amount ($60-$100 plus $0.50-$1 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating units and are included in the statements of changes in net assets.
The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.
If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $2.00-$5 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges totaled $878,241 and $2,023,662 for the years ended December 31, 2005 and 2004, respectively. These charges are included with administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.
Upon the transfer of the Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount, certain Subaccounts charge a fee of 1% of the amount transferred. These amounts are shown as an investment expense in the statements of operations. These charges totaled $603 for the year ended December 31, 2005.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

5.	Expense and Related Party Transactions, continued
NLACA, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by NLACA (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay NLACA more than others. NLACA also may receive 12b-1 fees.

(6)	Financial Highlights
NLACA offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders’ equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the five year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for policy expense rate, unit fair value and total return.

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	7,530	$285.97 to $457.02	$3,069,583	0.90%	0.65% to 0.75%	6.64% to 6.75%
Gartmore GVIT Money Market Fund Class IV	26,407	$153.86 to $279.5	$4,860,632	2.77%	0.65% to 0.75%	2.05% to 2.16%
Gartmore GVIT Government Bond Fund Class IV	5,862	$219.66 to $366.78	$1,879,861	3.68%	0.65% to 0.75%	2.41% to 2.51%
JP Morgan GVIT Balanced Fund Class IV	4,198	$265.64 to $419.02	$1,423,164	2.04%	0.65% to 0.75%	1.86% to 1.96%
Gartmore GVIT Mid Cap Growth Fund Class IV	13,237	$440.2 to $694.39	$7,329,033	0.00%	0.65% to 0.75%	9% to 9.11%
Dreyfus GVIT International Value Fund Class IV	9,566	$309.5 to $535.27	$4,606,016	1.24%	0.65% to 0.75%	11.14% to 11.25%
Gartmore GVIT Growth Fund Class IV	22,153	$96.54 to $194.56	$2,828,625	0.08%	0.65% to 0.75%	5.71% to 5.81%
Van Kampen GVIT Comstock Value — Class IV	40,145	$132.05 to $266.14	$6,409,463	1.64%	0.65% to 0.75%	3.58% to 3.68%
Gartmore GVIT Small Company Fund Class IV	14,605	$145.44 to $293.12	$2,494,300	0.00%	0.65% to 0.75%	11.48% to 11.59%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Small Cap Value Fund Class IV	17,627	$150.43 to $303.18	$3,228,450	0.06%	0.65% to 0.75%	2.3% to 2.4%
Gartmore GVIT Equity 500 Index Fund Class IV	62,131	$306.83 to $577.39	$26,185,422	1.60%	0.65% to 0.75%	3.97% to 4.07%
Gartmore GVIT Government Bond Fund Class I	79	$107.86	$8,375	3.85%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	2,160	$153.26 to $309.89	$331,302	2.72%	0.65% to 0.75%	7.13% to 7.23%
Gartmore GVIT Investor Destinations Conservative Fund Class II	450	$113.51 to $225.52	$51,585	2.99%	0.65% to 0.75%	2.54% to 2.64%
Gartmore GVIT Investor Destinations Moderate Fund Class II	1,452	$132.51 to $265.41	$192,477	2.40%	0.65% to 0.75%	4.56% to 4.66%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	4,139	$144.4 to $291.05	$817,122	2.58%	0.65% to 0.75%	6.27% to 6.38%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	220	$122.94 to $245.01	$30,577	2.78%	0.65% to 0.75%	3.71% to 3.81%
Gartmore GVIT Emerging Markets Fund Class I	1,051	$253.06 to $507.47	$425,433	0.57%	0.65% to 0.75%	31.65% to 31.78%
Dreyfus GVIT Mid Cap Index Fund Class I	2,279	$167.83 to $336.56	$537,309	1.03%	0.65% to 0.75%	11.26% to 11.37%
Federated GVIT High Income Bond Fund Class I	199	$122.85 to $246.36	$31,302	7.58%	0.65% to 0.75%	1.62% to 1.72%
Gartmore GVIT Global Financial Services Fund Class I	401	$177.36 to $355.67	$107,172	2.09%	0.65% to 0.75%	10.32% to 10.43%
Gartmore GVIT Global Health Sciences Fund Class I	2,250	$144.22 to $289.2	$600,315	0.00%	0.65% to 0.75%	7.63% to 7.74%
Gartmore GVIT Global Technology and Communications Fund Class I	2,481	$141.87 to $284.51	$663,640	0.00%	0.65% to 0.75%	-1.26% to -1.16%
Gartmore GVIT Global Utilities Fund Class I	173	$162.86 to $326.59	$56,495	2.17%	0.65% to 0.75%	5.6% to 5.7%
Gartmore GVIT Small Cap Growth Fund Class I	821	$151.76 to $304.33	$148,387	0.00%	0.65% to 0.75%	7.29% to 7.39%
Gartmore GVIT U.S. Growth Leaders Fund Class I	1,632	$165.37 to $331.63	$311,549	0.00%	0.65% to 0.75%	11.13% to 11.24%
Van Kampen GVIT Multi Sector Bond Fund Class I	389	$113.44 to $227.49	$47,425	3.96%	0.65% to 0.75%	1.42% to 1.52%
Dreyfus GVIT International Value Fund Class III	22,351	$128.58	$2,873,858	1.36%	0.75%	11.22%
Gartmore GVIT Emerging Markets Fund Class III	1,752	$155.54	$272,423	0.58%	0.75%	31.67%
Gartmore GVIT Global Financial Services Fund Class III	87	$129.58	$11,196	1.83%	0.75%	10.34%
Gartmore GVIT Global Health Sciences Fund Class III	9,730	$106.49	$1,036,140	0.00%	0.75%	7.62%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Global Technology and Communications Fund Class III	9,357	$107.64	$1,007,178	0.00%	0.75%	-1.25%
Gartmore GVIT Global Utilities Fund Class III	442	$133.89	$59,139	2.34%	0.75%	5.69%
Federated GVIT High Income Bond — Class III	204	$104.89	$21,337	5.66%	0.75%	4.89%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	29,025	$315.99 to $567.14	$13,114,075	1.63%	0.65% to 0.75%	5.08% to 5.18%
Fidelity VIP Growth Portfolio Initial Class	50,609	$266.59 to $519.65	$18,483,809	0.50%	0.65% to 0.75%	5.01% to 5.12%
Fidelity VIP High Income Portfolio Initial Class	10,954	$155.27 to $313.11	$2,485,703	14.76%	0.65% to 0.75%	1.94% to 2.04%
Fidelity VIP Overseas Portfolio Initial Class	17,530	$194.06 to $426.9	$6,238,309	0.67%	0.65% to 0.75%	18.16% to 18.28%
Fidelity VIP Overseas Portfolio Initial Class R	26,649	$131.22	$3,496,903	0.64%	0.75%	18.23%
Fidelity VIP Investment Grade Bond Portfolio Service Class	590	$110.06	$65,115	2.54%	0.75%	1.32%
Fidelity VIP Equity-Income Portfolio Service Class	1,318	$143.51	$189,352	1.23%	0.75%	4.97%
Fidelity VIP Growth Portfolio Service Class	1,357	$134.34	$182,351	0.31%	0.75%	4.89%
Fidelity VIP Overseas Portfolio Service Class	43	$184.05	$7,905	0.69%	0.75%	18.09%
Fidelity VIP Overseas Portfolio Service Class R	603	$130.98	$78,898	0.32%	0.75%	18.04%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	14,785	$211.91 to $422.01	$4,182,172	2.71%	0.65% to 0.75%	3.27% to 3.37%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	16,481	$194.77 to $390.36	$4,504,525	3.61%	0.65% to 0.75%	1.43% to 1.53%
Fidelity VIP II Contrafund Portfolio Initial Class	56,324	$270.14 to $545.53	$20,309,245	0.28%	0.65% to 0.75%	16.07% to 16.18%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	14,415	$203.63 to $408.34	$3,597,472	0.00%	0.65% to 0.75%	17.32% to 17.44%
Fidelity VIP III Value Strategies Portfolio Service Class	1,427	$171.27 to $343.45	$271,607	0.00%	0.65% to 0.75%	1.79% to 1.89%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP Natural Resources Portfolio — Service Class 2	241	$134.47	$32,424	0.92%	0.75%	34.47%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP Freedom Fund 2010 Portfolio — Service Class	125	$107.52	$13,342	0.71%	0.75%	7.52%	(a)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	8,185	$155.71 to $308.81	$1,929,740	2.87%	0.65% to 0.75%	0.69% to 0.79%
Neuberger Berman AMT Partners Portfolio	12,075	$133.66 to $269.37	$2,827,702	0.97%	0.65% to 0.75%	17.17% to 17.28%
Neuberger Berman AMT Fasciano Portfolio Class S	49	$142.27 to $285.3	$10,336	0.00%	0.65% to 0.75%	2.13% to 2.23%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	223	$160.18 to $321.22	$39,499	0.00%	0.65% to 0.75%	12.89% to 13.01%
Neuberger Berman AMT Socially Responsive Portfolio	373	$146.83 to $294.44	$56,350	0.00%	0.65% to 0.75%	6.06% to 6.17%
Neuberger Berman AMT International Portfolio — Class S	50	$116.92	$6,010	0.31%	0.75%	16.92%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	2,831	$176.31 to $347.64	$792,570	7.24%	0.65% to 0.75%	-3.75% to -3.66%
Van Eck Worldwide Hard Assets Fund Initial Class	2,137	$265.62 to $583.29	$1,063,982	0.29%	0.65% to 0.75%	50.54% to 50.69%
Van Eck Worldwide Emerging Markets Fund Initial Class	9,806	$176.56 to $356.56	$2,762,021	0.79%	0.65% to 0.75%	31.01% to 31.14%
Van Eck Worldwide Real Estate Fund Initial Class	2,628	$210.54 to $424.32	$765,016	2.12%	0.65% to 0.75%	20.11% to 20.23%
Van Eck Worldwide Bond Fund Class R	1,375	$108.1	$148,599	5.15%	0.75%	-3.83%
Van Eck Worldwide Hard Assets Fund Class R	1,586	$188.44	$298,544	0.23%	0.75%	50.49%
Van Eck Worldwide Emerging Markets Fund Class R	4,374	$165.76	$725,245	0.69%	0.75%	30.88%
Van Eck Worldwide Real Estate Fund Class R	2,195	$154.98	$340,265	1.95%	0.75%	20.11%
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	36,196	$117.56 to $237.4	$6,189,252	0.00%	0.65% to 0.75%	16.01% to 16.13%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	—	$53.03 to $106.59	—	0.00%	0.65% to 0.75%	-5.59% to -5.56%	(c)
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	20,491	$61.11 to $122.91	$1,439,772	0.00%	0.65% to 0.75%	15.23% to 15.31%	(c)
Wells Fargo Opportunity Fund VT	9,853	$117.78 to $236.89	$1,251,105	0.00%	0.65% to 0.75%	7.08% to 7.19%	(d)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	12,396	$110.48 to $221.78	$1,657,225	0.02%	0.65% to 0.75%	3.6% to 3.7%
Dreyfus Developing Leaders Portfolio Initial Shares	696	$148.97 to $298.73	$135,804	0.00%	0.65% to 0.75%	5.01% to 5.12%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	3,156	$171.81 to $347.44	$625,132	0.00%	0.65% to 0.75%	6.43% to 6.54%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	3,035	$139.16 to $279.06	$432,217	1.70%	0.65% to 0.75%	3.91% to 4.02%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	1,065	$128.55 to $258.04	$244,523	0.60%	0.65% to 0.75%	12.41% to 12.52%
American Century VP Ultra Fund Class I	2,112	$111.54 to $223.9	$263,525	0.00%	0.65% to 0.75%	1.4% to 1.51%
American Century VP Value Fund Class I	3,552	$132.29 to $265.55	$585,788	0.92%	0.65% to 0.75%	4.25% to 4.36%
American Century VP Income and Growth Fund Class I	711	$141.6 to $290.27	$101,417	1.83%	0.65% to 0.75%	3.85% to 3.95%
American Century VP International Fund Class III	2,410	$127.07	$306,337	0.62%	0.75%	12.26%
American Century VP Mid Cap Value Fund — Class I	24	$112.66	$2,670	0.86%	0.75%	12.66%	(a)
American Century VP Vista Fund — Class I	6	$114.07	$658	0.00%	0.75%	14.07%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	742	$108.74 to $218.07	$104,219	4.35%	0.65% to 0.75%	0.8% to 0.9%
Janus Aspen Series:
Janus Aspen Forty Portfolio Service Shares	2,135	$137.04 to $275.08	$358,614	0.01%	0.65% to 0.75%	11.72% to 11.83%
Janus Aspen International Growth Portfolio Service Shares	525	$160.06 to $321.3	$137,956	0.96%	0.65% to 0.75%	30.96% to 31.09%
Janus Aspen Global Technology Portfolio Service Shares	265	$114.32 to $229.48	$53,423	0.00%	0.65% to 0.75%	10.72% to 10.83%
Janus Aspen Balanced Portfolio Service Shares	469	$126.06 to $252.79	$69,986	2.14%	0.65% to 0.75%	6.86% to 6.97%
Janus Aspen Risk Managed Core Portfolio Service Shares	107	$157.11 to $315.05	$18,715	1.46%	0.65% to 0.75%	10.09% to 10.2%
Janus Aspen International Growth Portfolio Service II Shares	733	$149.9	$109,874	1.30%	0.75%	31.03%
Janus Aspen Global Technology Portfolio Service II Shares	21	$116.38	$2,534	0.00%	0.75%	10.5%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	29,754	$115 to $230.85	$4,183,419	0.87%	0.65% to 0.75%	4.32% to 4.42%
Oppenheimer Global Securities Fund VA Initial Class	2,350	$148.17 to $297.43	$575,116	1.03%	0.65% to 0.75%	13.46% to 13.57%
Oppenheimer Main Street Fund VA Initial Class	16,848	$117.34 to $235.55	$2,394,795	1.25%	0.65% to 0.75%	5.19% to 5.29%
Oppenheimer High Income Fund VA Initial Class	1,696	$122.2 to $245.04	$234,520	5.86%	0.65% to 0.75%	1.55% to 1.65%
Oppenheimer Main Street Small Cap Fund VA Initial Class	9,045	$178.47 to $357.88	$1,927,159	0.00%	0.65% to 0.75%	9.1% to 9.21%
Oppenheimer Global Securities Fund/ VA Class III	3,908	$131.66	$514,567	0.78%	0.75%	13.49%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	921	$150.43 to $301.67	$156,525	0.10%	0.65% to 0.75%	4.95% to 5.05%
AIM V.I. Capital Appreciation Fund Series I	1,032	$140.98 to $282.71	$148,736	0.07%	0.65% to 0.75%	8.02% to 8.13%
AIM V.I. Capital Development Fund Series I	1,113	$161.43 to $323.72	$202,077	0.00%	0.65% to 0.75%	8.79% to 8.9%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	1,030	$108.35 to $210.05	$126,025	3.32%	0.65% to 0.75%	0.54% to 0.64%
Federated American Leaders Fund II Primary Shares	45	$142.38 to $285.53	$10,853	1.20%	0.65% to 0.75%	4.24% to 4.34%
Federated Capital Appreciation Fund II Primary Shares	163	$129.31 to $259.31	$34,385	0.98%	0.65% to 0.75%	1.15% to 1.26%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	13,928	$177.08 to $355.1	$3,024,134	0.83%	0.65% to 0.75%	8.18% to 8.28%
Franklin Rising Dividends Securities Fund Class I	4,339	$139.14 to $279.03	$763,161	0.92%	0.65% to 0.75%	2.91% to 3.01%
Templeton Foreign Securities Fund Class I	1,807	$170.81 to $342.53	$434,482	1.20%	0.65% to 0.75%	9.65% to 9.76%
Templeton Developing Markets Securities Fund — Class 3	187	$127.41	$23,825	0.80%	0.75%	27.41%	(a)
Templeton Global Income Securities Fund — Class 3	59	$98.32	$5,800	3.21%	0.75%	-1.68%	(a)
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	2,827	$142.55 to $285.86	$555,879	1.51%	0.65% to 0.75%	4.09% to 4.19%
AllianceBernstein Small/ Mid Cap Value Portfolio Class A	1,181	$172.49 to $345.91	$252,384	0.70%	0.65% to 0.75%	6.12% to 6.22%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	549	$129.7 to $260.09	$76,864	0.33%	0.65% to 0.75%	3.71% to 3.81%
MFS Value Series Initial Class	1,657	$148.93 to $298.66	$273,132	0.73%	0.65% to 0.75%	5.87% to 5.97%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	656	$142.4 to $285.56	$93,542	1.38%	0.65% to 0.75%	4.44% to 4.55%
Putnam VT International Equity Fund Class IB	327	$163.55 to $327.98	$70,408	0.67%	0.65% to 0.75%	11.36% to 11.47%
Putnam VT Voyager Fund Class IB	753	$128.99 to $258.67	$97,556	0.59%	0.65% to 0.75%	4.91% to 5.01%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	785	$137.29	$107,859	1.90%	0.95%	3.16%
Vanguard Total Bond Market Index Portfolio	338	$108.74	$36,531	2.97%	0.95%	1.44%
Vanguard High Yield Bond Portfolio	448	$124.72	$55,849	6.68%	0.95%	1.78%
Vanguard Mid Cap Index Portfolio	921	$173.17	$159,452	0.84%	0.95%	12.9%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	513	$109.1 to $218.79	$61,696	3.53%	0.65% to 0.75%	3.44% to 3.54%
Van Kampen Emerging Markets Debt Portfolio Class I	407	$138.23 to $277.19	$72,451	9.53%	0.65% to 0.75%	11.41% to 11.53%
Van Kampen U.S. Real Estate Portfolio Class I	10,385	$202.17 to $405.42	$2,586,390	1.24%	0.65% to 0.75%	16.18% to 16.3%
T Rowe Price T Rowe Price Blue Chip Growth Portfolio — Class II	140	$112.59	$15,760	0.20%	0.75%	12.59%	(a)
T Rowe Price Equity Income Portfolio — Class II	120	$105.84	$12,713	1.25%	0.75%	5.84%	(a)
T Rowe Price Limited Term Bond Portfolio — Class II	36	$100.77	$3,671	1.73%	0.75%	0.77%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	8,189	$268.17 to $428.14	3,110,263	1.27%	0.65% to 0.75%	8.93% to 9.04%
Gartmore GVIT Money Market Fund Class IV	31,186	$150.76 to $273.60	5,635,683	0.93%	0.65% to 0.75%	0.18% to 0.28%
Gartmore GVIT Government Bond Fund Class IV	6,430	$214.50 to $357.80	1,980,299	5.53%	0.65% to 0.75%	2.49% to 2.60%
JP Morgan GVIT Balanced Fund Class IV	4,707	$260.80 to $410.97	1,621,768	2.02%	0.65% to 0.75%	7.73% to 7.84%
Gartmore GVIT Mid Cap Growth Fund Class IV	13,175	$403.85 to $636.42	6,779,657	0.00%	0.65% to 0.75%	14.47% to 14.58%
Dreyfus GVIT International Value Fund Class IV	9,741	$278.49 to $481.16	4,197,396	2.30%	0.65% to 0.75%	19.14% to 19.26%
Gartmore GVIT Growth Fund Class IV	24,437	$91.33 to $183.87	2,902,393	0.33%	0.65% to 0.75%	7.35% to 7.46%
Comstock GVIT Value Fund Class IV	38,183	$127.49 to $256.68	5,889,778	1.36%	0.65% to 0.75%	16.54% to 16.66%
Gartmore GVIT Small Company Fund Class IV	16,049	$130.46 to $262.67	2,501,827	0.00%	0.65% to 0.75%	18.13% to 18.25%
Gartmore GVIT Small Cap Value Fund Class IV	20,539	$147.05 to $296.07	3,744,812	0.00%	0.65% to 0.75%	16.42% to 16.54%
Gartmore GVIT Equity 500 Index Fund Class IV	65,552	$295.12 to $554.80	26,816,059	2.71%	0.65% to 0.75%	9.76% to 9.87%
Gartmore GVIT Government Bond Fund Class I	59	$105.24	6,188	5.81%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	698	$143.06 to $288.99	99,877	1.98%	0.65% to 0.75%	13.17% to 13.29%
Gartmore GVIT Investor Destinations Conservative Fund Class II	191	$110.71 to $219.72	21,515	2.98%	0.65% to 0.75%	3.87% to 3.97%
Gartmore GVIT Investor Destinations Moderate Fund Class II	839	$126.73 to $253.58	106,327	2.25%	0.65% to 0.75%	8.72% to 8.83%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	913	$135.87 to $273.59	138,333	1.97%	0.65% to 0.75%	11.26% to 11.37%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	117	$118.54 to $236.01	17,596	2.65%	0.65% to 0.75%	6.36% to 6.46%
Gartmore GVIT Emerging Markets Fund Class I	1,058	$192.22 to $385.09	316,236	0.58%	0.65% to 0.75%	19.84% to 19.96%
Dreyfus GVIT Mid Cap Index Fund Class I	2,608	$150.84 to $302.19	573,144	0.44%	0.65% to 0.75%	14.87% to 14.98%
Federated GVIT High Income Bond Fund Class I	315	$120.89 to $242.19	43,920	7.50%	0.65% to 0.75%	9.27% to 9.38%
Gartmore GVIT Global Financial Services Fund Class I	312	$160.77 to $322.07	67,761	1.56%	0.65% to 0.75%	20.09% to 20.21%
Gartmore GVIT Global Health Sciences Fund Class I	1,923	$133.99 to $268.43	481,336	0.00%	0.65% to 0.75%	7.05% to 7.16%
Gartmore GVIT Global Technology and Communications Fund Class I	2,086	$143.68 to $287.84	554,598	0.00%	0.65% to 0.75%	3.53% to 3.64%
Gartmore GVIT Global Utilities Fund Class I	202	$154.23 to $308.98	62,544	1.94%	0.65% to 0.75%	29.00% to 29.13%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Small Cap Growth Fund Class I	371	$141.45 to $283.38	58,136	0.00%	0.65% to 0.75%	12.57% to 12.68%
Gartmore GVIT U.S. Growth Leaders Fund Class I	335	$148.81 to $298.12	51,659	0.00%	0.65% to 0.75%	11.57% to 11.68%
Van Kampen GVIT Multi Sector Bond Fund Class I	166	$111.86 to $224.09	19,223	5.12%	0.65% to 0.75%	5.74% to 5.84%
Dreyfus GVIT International Value Fund Class III	19,134	$115.61	2,212,080	0.96%	0.75%	15.61%	(a)
Gartmore GVIT Emerging Markets Fund Class III	735	$118.13	86,805	1.31%	0.75%	18.13%	(a)
Gartmore GVIT Global Financial Services Fund Class III	51	$117.43	5,950	1.50%	0.75%	17.43%	(a)
Gartmore GVIT Global Health Sciences Fund Class III	8,320	$98.95	823,279	0.00%	0.75%	-1.05%	(a)
Gartmore GVIT Global Technology and Communications Fund Class III	7,593	$109.01	827,668	0.00%	0.75%	9.01%	(a)
Gartmore GVIT Global Utilities Fund Class III	271	$126.69	34,293	2.06%	0.75%	26.69%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	30,352	$300.72 to $539.20	13,302,814	1.70%	0.65% to 0.75%	10.70% to 10.81%
Fidelity VIP Growth Portfolio Initial Class	54,663	$253.87 to $494.37	19,233,050	0.28%	0.65% to 0.75%	2.61% to 2.71%
Fidelity VIP High Income Portfolio Initial Class	11,505	$152.33 to $306.86	2,598,635	8.25%	0.65% to 0.75%	8.77% to 8.88%
Fidelity VIP Overseas Portfolio Initial Class	20,194	$164.23 to $360.93	5,977,013	1.17%	0.65% to 0.75%	12.79% to 12.90%
Fidelity VIP Overseas Portfolio Initial Class R	25,554	$110.99	2,836,285	0.00%	0.75%	10.99%	(a)
Fidelity VIP Investment Grade Bond Portfolio Service Class	359	$108.63	39,010	3.62%	0.75%	3.54%
Fidelity VIP Equity-Income Portfolio Service Class	869	$136.72	118,895	0.90%	0.75%	10.55%
Fidelity VIP Growth Portfolio Service Class	889	$128.08	113,816	0.12%	0.75%	2.49%
Fidelity VIP Overseas Portfolio Service Class	61	$155.86	9,427	1.09%	0.75%	12.64%
Fidelity VIP Overseas Portfolio Service Class R	184	$110.96	20,387	0.00%	0.75%	10.96%	(a)
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	15,741	$205.20 to $408.25	4,382,589	2.76%	0.65% to 0.75%	4.68% to 4.79%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	16,216	$192.02 to $384.47	4,411,354	4.09%	0.65% to 0.75%	3.67% to 3.78%
Fidelity VIP II Contrafund Portfolio Initial Class	56,509	$232.75 to $469.55	17,937,427	0.31%	0.65% to 0.75%	14.61% to 14.73%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	10,362	$173.56 to $347.70	2,143,285	0.00%	0.65% to 0.75%	23.84% to 23.96%
Fidelity VIP III Value Strategies Portfolio Service Class	1,333	$168.25 to $337.07	262,009	0.00%	0.65% to 0.75%	13.14% to 13.25%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	7,960	$154.65 to $306.40	1,852,952	3.62%	0.65% to 0.75%	0.03% to 0.13%
Neuberger Berman AMT Partners Portfolio	12,318	$114.08 to $229.68	2,474,409	0.01%	0.65% to 0.75%	18.09% to 18.20%
Neuberger Berman AMT Fasciano Portfolio Class S	284	$139.30 to $279.07	49,432	0.00%	0.65% to 0.75%	11.04% to 11.15%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	147	$141.89 to $284.25	30,205	0.00%	0.65% to 0.75%	15.44% to 15.55%
Neuberger Berman AMT Socially Responsive Portfolio	316	$138.44 to $277.34	44,936	0.00%	0.65% to 0.75%	12.43% to 12.55%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	3,256	$183.19 to $360.84	897,544	8.38%	0.65% to 0.75%	8.34% to 8.44%
Van Eck Worldwide Hard Assets Fund Initial Class	2,120	$176.44 to $387.08	662,825	0.44%	0.65% to 0.75%	23.30% to 23.42%
Van Eck Worldwide Emerging Markets Fund Initial Class	10,718	$134.77 to $271.88	2,246,531	0.68%	0.65% to 0.75%	24.95% to 25.08%
Van Eck Worldwide Real Estate Fund Initial Class	3,198	$175.29 to $352.93	746,569	1.56%	0.65% to 0.75%	35.19% to 35.33%
Van Eck Worldwide Bond Fund Class R	793	$112.41	89,113	0.00%	0.75%	12.41%	(a)
Van Eck Worldwide Hard Assets Fund Class R	885	$125.22	110,803	0.00%	0.75%	25.22%	(a)
Van Eck Worldwide Emerging Markets Fund Class R	3,366	$126.65	426,353	0.00%	0.75%	26.65%	(a)
Van Eck Worldwide Real Estate Fund Class R	1,639	$129.03	211,540	0.00%	0.75%	29.03%	(a)
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	39,878	$101.33 to $204.44	5,888,832	0.00%	0.65% to 0.75%	15.70% to 15.82%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	21,579	$56.17 to $112.87	1,406,814	0.00%	0.65% to 0.75%	18.27% to 18.38%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II Investor Class	10,914	$109.99 to $221.01	1,287,464	0.00%	0.65% to 0.75%	17.34% to 17.45%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	10,439	$106.64 to $213.86	1,354,182	2.74%	0.65% to 0.75%	4.26% to 4.37%
Dreyfus Developing Leaders Portfolio Initial Shares	428	$141.85 to $284.18	85,314	0.09%	0.65% to 0.75%	10.51% to 10.62%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	1,945	$161.42 to $326.11	357,880	0.47%	0.65% to 0.75%	20.97% to 21.10%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	1,821	$133.92 to $268.29	250,255	1.97%	0.65% to 0.75%	9.81% to 9.92%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	451	$114.35 to $229.32	74,549	0.54%	0.65% to 0.75%	14.07% to 14.18%
American Century VP Ultra Fund Class I	1,680	$109.99 to $220.58	201,378	0.00%	0.65% to 0.75%	9.85% to 9.96%
American Century VP Value Fund Class I	3,813	$126.89 to $254.47	631,137	1.53%	0.65% to 0.75%	13.48% to 13.59%
American Century VP Income and Growth Fund Class I	630	$136.35 to $279.22	85,877	1.26%	0.65% to 0.75%	12.15% to 12.26%
American Century VP International Fund Class III	604	$113.19	68,403	0.00%	0.75%	13.19%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	418	$107.88 to $216.11	64,637	2.98%	0.65% to 0.75%	5.02% to 5.12%
Janus Aspen Series:
Janus Aspen Capital Appreciation Portfolio Service Shares	1,601	$122.66 to $245.98	230,902	0.02%	0.65% to 0.75%	17.09% to 17.20%
Janus Aspen International Growth Portfolio Service Shares	371	$122.23 to $245.11	64,779	0.99%	0.65% to 0.75%	17.80% to 17.92%
Janus Aspen Global Technology Portfolio Service Shares	174	$103.25 to $207.06	28,875	0.00%	0.65% to 0.75%	-0.19% to -0.09%
Janus Aspen Balanced Portfolio Service Shares	366	$117.97 to $236.33	57,309	1.95%	0.65% to 0.75%	7.48% to 7.59%
Janus Aspen Risk Managed Core Portfolio Service Shares	22	$142.71 to $285.90	3,146	2.21%	0.65% to 0.75%	16.59% to 16.70%
Janus Aspen International Growth Portfolio Service II Shares	445	$114.40	50,935	0.73%	0.75%	14.40%	(a)
Janus Aspen Global Technology Portfolio Service II Shares	135	$105.32	14,256	0.00%	0.75%	5.32%	(a)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	25,503	$110.25 to $221.08	3,462,259	0.27%	0.65% to 0.75%	6.14% to 6.24%
Oppenheimer Global Securities Fund VA Initial Class	2,563	$130.60 to $261.89	504,155	1.92%	0.65% to 0.75%	18.27% to 18.39%
Oppenheimer Main Street Fund VA Initial Class	14,527	$111.56 to $223.72	1,946,814	0.31%	0.65% to 0.75%	8.64% to 8.75%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer High Income Fund VA Initial Class	1,212	$120.33 to $241.06	151,180	2.49%	0.65% to 0.75%	8.15% to 8.26%
Oppenheimer Main Street Small Cap Fund VA Initial Class	8,090	$163.58 to $327.70	1,611,482	0.00%	0.65% to 0.75%	18.53% to 18.65%
Oppenheimer Global Securities Fund/ VA Class III	1,763	$116.02	204,558	0.00%	0.75%	16.02%	(a)
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	738	$143.34 to $287.16	116,194	0.00%	0.65% to 0.75%	10.24% to 10.35%
AIM V.I. Capital Appreciation Fund Series I	859	$130.51 to $261.45	112,119	0.00%	0.65% to 0.75%	5.83% to 5.94%
AIM V.I. Capital Development Fund Series I	417	$148.39 to $297.27	62,283	0.00%	0.65% to 0.75%	14.64% to 14.75%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	746	$107.76 to $208.71	86,462	2.08%	0.65% to 0.75%	2.85% to 2.95%
Federated American Leaders Fund II Primary Shares	44	$136.59 to $273.64	8,983	1.22%	0.65% to 0.75%	8.96% to 9.07%
Federated Capital Appreciation Fund II Primary Shares	134	$127.83 to $256.10	29,235	0.58%	0.65% to 0.75%	6.59% to 6.70%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	10,673	$163.69 to $327.93	2,154,847	0.28%	0.65% to 0.75%	23.16% to 23.29%
Franklin Rising Dividends Securities Fund Class I	2,676	$135.21 to $270.87	528,739	0.67%	0.65% to 0.75%	10.42% to 10.53%
Templeton Foreign Securities Fund Class I	2,140	$155.77 to $312.07	483,211	1.27%	0.65% to 0.75%	17.98% to 18.10%
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	2,609	$136.96 to $274.37	532,977	1.36%	0.65% to 0.75%	10.63% to 10.74%
AllianceBernstein Small Cap Value Portfolio Class A	942	$162.55 to $325.64	189,311	0.19%	0.65% to 0.75%	18.41% to 18.53%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	416	$125.06 to $250.53	54,394	0.00%	0.65% to 0.75%	8.37% to 8.48%
MFS Value Series Initial Class	1,536	$140.68 to $281.83	239,998	0.53%	0.65% to 0.75%	14.32% to 14.43%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	473	$136.34 to $273.14	64,605	1.19%	0.65% to 0.75%	10.28% to 10.39%
Putnam VT International Equity Fund Class IB	102	$146.87 to $294.22	26,487	1.92%	0.65% to 0.75%	15.33% to 15.44%
Putnam VT Voyager Fund Class IB	561	$122.96 to $246.32	68,979	0.21%	0.65% to 0.75%	4.25% to 4.35%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	395	$133.09	52,584	1.58%	0.95%	12.25%
Vanguard Total Bond Market Index Portfolio	149	$107.20	15,931	4.09%	0.95%	3.22%
Vanguard High Yield Bond Portfolio	356	$122.54	43,642	6.20%	0.95%	7.50%
Vanguard Mid Cap Index Portfolio	536	$153.38	82,210	0.62%	0.95%	19.18%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	457	$105.48 to $211.31	51,263	3.76%	0.65% to 0.75%	3.59% to 3.69%
Van Kampen Emerging Markets Debt Portfolio Class I	171	$124.06 to $248.54	22,565	4.35%	0.65% to 0.75%	9.24% to 9.35%
Van Kampen U.S. Real Estate Portfolio Class I	8,905	$174.02 to $348.61	1,917,387	1.65%	0.65% to 0.75%	35.38% to 35.51%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund	9,762	$246.18 to $392.64	$3,370,316	1.27%	0.65% to 0.75%	26.51% to 26.64%	(b)
Gartmore GVIT Money Market Fund	34,438	$150.49 to $272.84	$6,232,359	0.74%	0.65% to 0.75%	-0.01% to 0.09%	(b)
Gartmore GVIT Government Bond Fund (Class IV)	6,829	$209.28 to $348.75	$2,091,462	8.11%	0.65% to 0.75%	2.41% to 2.51%	(b)
JP Morgan GVIT Balanced Fund	4,439	$242.08 to $381.09	$1,408,529	4.54%	0.65% to 0.75%	17.48% to 17.60%	(b)
Gartmore GVIT Mid Cap Growth Fund	10,256	$352.80 to $555.42	$4,787,495	0.00%	0.65% to 0.75%	37.77% to 37.91%	(b)
Dreyfus GVIT International Value Fund	13,054	$233.75 to $403.45	$4,227,252	2.53%	0.65% to 0.75%	37.48% to 37.62%	(b)
Gartmore GVIT Growth Fund	23,925	$85.07 to $171.11	$2,670,344	0.03%	0.65% to 0.75%	30.73% to 30.86%	(b)
Comstock GVIT Value Fund	32,810	$109.39 to $220.03	$4,333,822	1.42%	0.65% to 0.75%	30.48% to 30.61%	(b)
Gartmore GVIT Small Company Fund	18,148	$110.44 to $222.13	$2,402,723	0.00%	0.65% to 0.75%	43.96% to 44.10%	(b)
Gartmore GVIT Small Cap Value Fund	27,137	$126.31 to $254.05	$4,282,722	0.00%	0.65% to 0.75%	49.63% to 49.78%	(b)
Gartmore GVIT Equity 500 Index Fund	66,813	$268.87 to $504.95	$25,055,638	1.88%	0.65% to 0.75%	27.37% to 27.50%	(b)
Gartmore GVIT Government Bond Fund (Class I)	220	$102.68	$22,611	2.65%	0.75%	2.68%	(a)
Gartmore GVIT Investor Destinations Aggressive Fund	18	$126.41 to $255.09	$2,328	0.84%	0.65% to 0.75%	26.41% to 27.55%	(a)
Gartmore GVIT Investor Destinations Conservative Fund	28	$106.58 to $211.32	$3,028	1.22%	0.65% to 0.75%	5.66% to 6.58%	(a)
Gartmore GVIT Investor Destinations Moderate Fund	282	$116.57 to $233.02	$32,930	1.15%	0.65% to 0.75%	16.51% to 16.57%	(a)
Gartmore GVIT Investor Destinations Moderately Aggressive Fund	329	$122.13 to $245.67	$50,752	0.61%	0.65% to 0.75%	22.13% to 22.83%	(a)
Gartmore GVIT Investor Destinations Moderately Conservative Fund	45	$111.45 to $221.68	$4,970	0.81%	0.65% to 0.75%	10.84% to 11.45%	(a)
Gartmore GVIT Emerging Markets Fund	4,544	$160.40 to $321.01	$916,142	0.22%	0.65% to 0.75%	60.40% to 60.51%	(a)
Dreyfus GVIT Mid Cap Index Fund	9,939	$131.32 to $262.82	$1,635,749	0.32%	0.65% to 0.75%	31.32% to 31.41%	(a)
Federated GVIT High Income Bond Fund	75	$110.63 to $221.42	$9,953	3.83%	0.65% to 0.75%	10.63% to 10.71%	(a)
Gartmore GVIT Global Financial Services Fund	209	$133.87 to $267.92	$28,009	0.24%	0.65% to 0.75%	33.87% to 33.96%	(a)
Gartmore GVIT Global Health Sciences Fund	421	$125.16 to $250.49	$53,201	0.00%	0.65% to 0.75%	25.16% to 25.24%	(a)
Gartmore GVIT Global Technology and Communications Fund	338	$138.78 to $277.74	$53,029	0.00%	0.65% to 0.75%	38.78% to 38.87%	(a)
GVIT Small Cap Growth Fund	466	$125.66 to $251.49	$79,276	0.00%	0.65% to 0.75%	25.66% to 25.74%	(a)
Gartmore GVIT U.S. Growth Leaders Fund	36	$133.38 to $266.94	$4,812	0.00%	0.65% to 0.75%	33.38% to 33.47%	(a)
Van Kampen GVIT Multi Sector Bond Fund	133	$105.79 to $211.72	$14,092	2.86%	0.65% to 0.75%	5.79% to 5.86%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Funds (Initial Class):
Equity-Income Portfolio	39,913	$271.66 to $486.61	$15,357,013	1.82%	0.65% to 0.75%	29.36% to 29.49%
Growth Portfolio	62,801	$247.42 to $481.33	$21,344,755	0.26%	0.65% to 0.75%	31.86% to 31.99%
High Income Portfolio	12,406	$140.04 to $281.83	$2,593,228	7.13%	0.65% to 0.75%	26.31% to 26.44%
Overseas Portfolio	29,957	$145.61 to $319.69	$6,530,165	0.86%	0.65% to 0.75%	42.30% to 42.44%
Asset Manager Portfolio	16,555	$196.03 to $389.60	$4,460,213	3.66%	0.65% to 0.75%	17.09% to 17.21%
Investment Grade Bond Portfolio	15,920	$185.21 to $370.47	$4,148,008	4.12%	0.65% to 0.75%	4.42% to 4.52%
Contrafund Portfolio	48,872	$203.07 to $409.27	$13,806,416	0.46%	0.65% to 0.75%	27.50% to 27.63%
Mid Cap Growth Portfolio	1,425	$140.15 to $280.49	$212,496	0.00%	0.65% to 0.75%	40.15% to 40.24%	(a)
Value Strategies Portfolio	329	$148.72 to $297.64	$51,265	0.00%	0.65% to 0.75%	48.72% to 48.82%	(a)
Fidelity Variable Insurance Products Funds (Service Shares):
Investment Grade Bond Portfolio	267	$104.91	$28,005	0.00%	0.75%	4.91%
Equity-Income Portfolio	184	$123.67	$22,813	0.00%	0.75%	23.67%	(a)
Growth Portfolio	243	$124.96	$30,392	0.00%	0.75%	24.96%
Overseas Portfolio	48	$138.37	$6,598	0.00%	0.75%	38.37%
Neuberger Berman Advisers
Management Trust:
Limited Maturity Bond Portfolio	8,088	$154.61 to $306.01	$1,905,864	3.99%	0.65% to 0.75%	1.66% to 1.76%
Partners Portfolio	13,015	$96.60 to $194.31	$2,206,826	0.00%	0.65% to 0.75%	34.08% to 34.21%
Fasciano Portfolio	75	$125.45 to $251.07	$9,428	0.00%	0.65% to 0.75%	25.45% to 25.53%	(a)
Mid Cap Growth Portfolio	454	$122.91 to $245.99	$63,334	0.00%	0.65% to 0.75%	22.91% to 22.99%	(a)
Socially Responsive Portfolio	225	$123.13 to $246.42	$27,668	0.00%	0.65% to 0.75%	23.13% to 23.21%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	3,624	$169.10 to $332.74	$913,031	1.70%	0.65% to 0.75%	17.28% to 17.40%
Van Eck Worldwide Hard Assets Portfolio	3,044	$143.39 to $314.25	$751,010	0.47%	0.65% to 0.75%	44.00% to 44.14%
Van Eck Worldwide Emerging Markets Portfolio	18,748	$107.86 to $217.37	$2,885,775	0.11%	0.65% to 0.75%	53.04% to 53.19%
Van Eck Worldwide Real Estate Portfolio	4,547	$129.66 to $260.80	$719,887	2.08%	0.65% to 0.75%	33.50% to 33.63%
Alger American Fund:
Alger American Small Capitalization Portfolio	42,993	$87.58 to $176.52	$5,453,837	0.00%	0.65% to 0.75%	41.28% to 41.42%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	20,857	$47.50 to $95.34	$1,159,501	0.00%	0.65% to 0.75%	33.21% to 33.34%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	15,132	$93.74 to $188.17	$1,574,673	0.08%	0.65% to 0.75%	35.98% to 36.12%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	782	$102.29 to $204.91	$92,514	1.74%	0.65% to 0.75%	20.26% to 20.38%
Developing Leaders Portfolio	180	$128.37 to $256.90	$25,632	0.04%	0.65% to 0.75%	28.37% to 28.45%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	1,170	$133.44 to $269.30	$157,142	0.24%	0.65% to 0.75%	33.44% to 34.65%	(a)
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund	1,023	$121.95 to $244.07	$124,924	1.03%	0.65% to 0.75%	21.95% to 22.03%	(a)
American Century Variable Portfolios, Inc. (Class I):
VP International Fund	842	$100.25 to $200.84	$91,584	0.80%	0.65% to 0.75%	23.58% to 23.70%
VP Ultra Fund	764	$100.13 to $200.60	$93,585	0.00%	0.65% to 0.75%	23.97% to 24.09%
VP Value Fund	7,961	$111.82 to $224.02	$1,097,119	0.00%	0.65% to 0.75%	28.00% to 28.12%
American Century Variable Portfolios II, Inc. (Class II):
VP Income and Growth Fund	403	$121.58 to $248.73	$49,005	0.00%	0.65% to 0.75%	21.58% to 24.36%	(a)
VP Inflation Protection Portfolio	120	$102.72 to $205.58	$12,370	0.03%	0.65% to 0.75%	2.72% to 2.79%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	1,211	$104.76 to $209.88	$138,984	0.35%	0.65% to 0.75%	19.34% to 19.45%
International Growth Portfolio	840	$103.76 to $207.86	$104,319	1.63%	0.65% to 0.75%	33.53% to 33.66%
Global Technology Portfolio	199	$103.44 to $207.23	$27,258	0.00%	0.65% to 0.75%	45.38% to 45.53%
Balanced Portfolio	511	$109.76 to $219.66	$60,601	1.74%	0.65% to 0.75%	9.76% to 9.83%	(a)
Risk Managed Large Cap Core Portfolio	2	$122.41 to $244.98	$216	0.00%	0.65% to 0.75%	22.41% to 22.49%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	15,884	$103.87 to $208.09	$2,062,450	0.06%	0.65% to 0.75%	29.97% to 30.10%
Global Securities Fund VA	7,636	$110.42 to $221.21	$1,070,015	0.33%	0.65% to 0.75%	41.95% to 42.09%
Main Street Fund VA	3,164	$102.69 to $205.71	$382,215	0.92%	0.65% to 0.75%	25.77% to 25.90%
High Income Fund VA	267	$111.26 to $222.67	$29,665	0.00%	0.65% to 0.75%	11.26% to 11.33%	(a)
Main Street Small Cap Fund VA	301	$138.01 to $276.20	$50,116	0.00%	0.65% to 0.75%	38.01% to 38.10%	(a)
AIM Variable Insurance Funds, Inc. (Series I):
AIM V.I. Basic Value Fund	540	$130.03 to $260.23	$78,812	0.05%	0.65% to 0.75%	30.03% to 30.11%	(a)
AIM V.I. Capital Appreciation Fund	759	$123.32 to $246.80	$93,563	0.00%	0.65% to 0.75%	23.32% to 23.40%	(a)
AIM V.I. Capital Development Fund	37	$129.44 to $259.06	$4,750	0.00%	0.65% to 0.75%	29.44% to 29.53%	(a)
Federated Insurance Series:
Quality Bond Fund II	184	$104.78 to $202.73	$24,385	0.00%	0.65% to 0.75%	1.36% to 4.78%	(a)
American Leaders Fund II	20	$125.36 to $250.89	$4,905	0.00%	0.65% to 0.75%	25.36% to 25.44%	(a)
Capital Appreciation Fund II	89	$119.93 to $240.02	$19,892	0.00%	0.65% to 0.75%	19.93% to 20.01%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund	6,259	$132.91 to $265.99	$1,054,463	0.00%	0.65% to 0.75%	32.91% to 33.00%	(a)
Franklin Rising Dividends Securities Fund	967	$122.45 to $245.07	$193,503	0.13%	0.65% to 0.75%	22.45% to 22.53%	(a)
Templeton Foreign Securities Fund	11,323	$132.03 to $264.23	$1,846,249	0.05%	0.65% to 0.75%	32.03% to 32.12%	(a)
AllianceBernstein Variable Products Series Fund (Class A):
Growth and Income Portfolio	1,379	$123.80 to $247.76	$272,300	0.00%	0.65% to 0.75%	23.80% to 23.88%	(a)
Small Cap Value Portfolio	798	$137.28 to $274.73	$127,682	0.18%	0.65% to 0.75%	37.28% to 37.37%	(a)
MFS Variable Insurance Trust:
Investors Growth Stock Series	331	$115.40 to $230.95	$39,853	0.00%	0.65% to 0.75%	15.40% to 15.48%	(a)
Value Series	1,063	$123.06 to $246.29	$130,959	0.00%	0.65% to 0.75%	23.06% to 23.14%	(a)
Putnam Variable Trust:
Growth and Income Fund	397	$123.63 to $247.43	$53,600	0.00%	0.65% to 0.75%	23.63% to 23.71%	(a)
International Equity Fund	534	$127.35 to $254.87	$75,184	0.00%	0.65% to 0.75%	27.35% to 27.43%	(a)
Voyager Fund	410	$117.95 to $236.05	$48,308	0.00%	0.65% to 0.75%	17.95% to 18.03%	(a)
Vanguard Variable Insurance Fund:
Equity Income Portfolio	100	$118.57	$11,834	0.00%	0.95%	18.57%	(a)
Total Bond Market Index Portfolio	76	$103.86	$7,888	0.00%	0.95%	3.86%	(a)
High Yield Bond Portfolio	186	$113.99	$21,219	0.00%	0.95%	13.99%	(a)
Mid Cap Index Portfolio	212	$128.70	$27,236	0.00%	0.95%	28.70%	(a)
Van Kampen — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	309	$101.83 to $203.79	$33,999	0.00%	0.65% to 0.75%	1.83% to 1.89%	(a)
Emerging Markets Debt Portfolio	529	$113.57 to $227.29	$64,612	0.00%	0.65% to 0.75%	13.57% to 13.65%	(a)
U.S. Real Estate Portfolio	5,551	$128.54 to $257.26	$901,673	0.00%	0.65% to 0.75%	28.54% to 28.63%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2002			For the Year Ended December 31, 2002

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Market Street Fund:
All Pro Broad Equity Portfolio	13,099	$194.59 to $310.04	$3,516,818	0.95%	0.65% to 0.75%	-23.78% to -23.71%
Money Market Portfolio	35,270	$150.51 to $272.60	$6,521,200	1.36%	0.65% to 0.75%	0.60% to 0.70%
Bond Portfolio	7,441	$204.36 to $340.21	$2,120,147	4.44%	0.65% to 0.75%	8.25% to 8.36%
Balanced Portfolio	4,452	$206.05 to $324.05	$1,210,142	2.96%	0.65% to 0.75%	-10.94% to -10.85%
Mid Cap Growth Portfolio	10,053	$256.07 to $402.73	$3,421,063	0.00%	0.65% to 0.75%	-22.96% to -22.88%
International Portfolio	11,477	$170.02 to $293.16	$2,968,632	1.13%	0.65% to 0.75%	-11.76% to -11.67%
All Pro Large Cap Growth Portfolio	22,846	$65.08 to $130.76	$1,997,521	0.00%	0.65% to 0.75%	-28.65% to -28.58%
All Pro Large Cap Value Portfolio	27,117	$83.84 to $168.46	$2,726,517	2.58%	0.65% to 0.75%	-15.08% to -14.99%
All Pro Small Cap Growth Portfolio	16,831	$76.71 to $154.15	$1,580,119	0.00%	0.65% to 0.75%	-36.87% to -36.81%
All Pro Small Cap Value Portfolio	24,480	$84.41 to $169.61	$2,660,400	7.46%	0.65% to 0.75%	-16.11% to -16.03%
Equity 500 Index Portfolio	64,947	$211.09 to $396.04	$19,445,083	1.21%	0.65% to 0.75%	-22.90% to -22.82%
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio	42,532	$210.01 to $375.80	$12,853,747	1.70%	0.65% to 0.75%	-17.57% to -17.49%
Growth Portfolio	60,446	$187.64 to $364.68	$15,837,229	0.25%	0.65% to 0.75%	-30.63% to -30.56%
High Income Portfolio	11,820	$110.86 to $222.89	$2,057,289	10.32%	0.65% to 0.75%	2.67% to 2.77%
Overseas Portfolio	40,168	$102.33 to $224.44	$5,974,154	0.78%	0.65% to 0.75%	-20.88% to -20.80%
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio	17,042	$167.41 to $332.39	$4,026,250	3.87%	0.65% to 0.75%	-9.41% to -9.32%
Investment Grade Bond Portfolio	15,528	$177.38 to $354.44	$3,897,417	3.57%	0.65% to 0.75%	9.52% to 9.63%
Contrafund Portfolio	51,429	$159.27 to $320.67	$11,453,502	0.82%	0.65% to 0.75%	-10.03% to -9.94%
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	11,943	$152.09 to $300.71	$2,479,664	4.46%	0.65% to 0.75%	4.55% to 4.66%
Partners Portfolio	12,979	$72.05 to $144.77	$1,672,755	0.55%	0.65% to 0.75%	-24.71% to -24.63%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	3,741	$144.18 to $283.43	$854,943	0.00%	0.65% to 0.75%	20.75% to 20.87%
Van Eck Worldwide Hard Assets Portfolio	3,484	$99.58 to $218.02	$602,260	0.86%	0.65% to 0.75%	-3.57% to -3.48%
Van Eck Worldwide Emerging Markets Portfolio	23,684	$70.48 to $141.90	$2,274,692	0.18%	0.65% to 0.75%	-3.63% to -3.53%
Van Eck Worldwide Real Estate Portfolio	4,163	$97.13 to $195.16	$494,125	2.67%	0.65% to 0.75%	-5.20% to -5.10%
Alger American Fund:
Alger American Small Capitalization Portfolio	47,966	$61.99 to $124.82	$4,189,679	0.00%	0.65% to 0.75%	-26.78% to -26.70%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	22,337	$35.65 to $71.50	$932,849	0.00%	0.65% to 0.75%	-38.01% to -37.95%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	14,222	$68.93 to $138.24	$1,112,112	0.54%	0.65% to 0.75%	-27.11% to -27.00%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	407	$85.05 to $170.22	$34,606	2.40%	0.65% to 0.75%	-17.34% to - 17.25%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2002			For the Year Ended December 31, 2002

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

American Century Variable Portfolios, Inc.:
VP International Portfolio	558	$81.12 to $162.36	$50,790	0.00%	0.65% to 0.75%	-20.97% to - 20.89%	(a)
VP Ultra Portfolio	35	$80.77 to $161.66	$2,812	1.61%	0.65% to 0.75%	-23.29% to - 23.21%	(a)
VP Value Portfolio	200	$87.36 to $174.84	$21,982	0.00%	0.65% to 0.75%	-13.27% to - 13.19%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	465	$87.79 to $175.70	$45,126	0.43%	0.65% to 0.75%	-16.56% to - 16.47%	(a)
International Growth Portfolio	160	$77.70 to $155.51	$15,445	2.05%	0.65% to 0.75%	-26.31% to - 26.24%	(a)
Global Technology Portfolio	218	$71.15 to $142.40	$22,410	0.00%	0.65% to 0.75%	-41.37% to - 41.32%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	591	$79.92 to $159.95	$66,733	0.00%	0.65% to 0.75%	-27.41% to - 27.33%	(a)
Global Securities Fund VA	932	$77.79 to $155.68	$101,238	0.00%	0.65% to 0.75%	-22.72% to - 22.64%	(a)
Main Street Growth & Income Fund VA	1,607	$81.64 to $163.40	$153,765	0.00%	0.65% to 0.75%	-19.40% to - 19.32%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2001			For the Year Ended December 31, 2001

				Net*
		Unit Fair Value	Average	Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Net Assets	Income Ratio	Lowest to Highest	Lowest to Highest

Market Street Fund, Inc.:
All Pro Broad Equity Portfolio	12,827.18	$255.57 to $406.39	$4,430,318	2.51%	0.65% to 0.76%	-13.53% to -13.44%
Money Market Portfolio	31,838.81	$149.76 to $270.70	$5,656,344	3.46%	0.65% to 0.78%	2.88% to 2.99%
Bond Portfolio	6,269.09	$188.97 to $313.96	$1,465,207	5.61%	0.52% to 0.73%	6.62% to 6.72%
Balanced Portfolio	3,543.50	$231.61 to $363.51	$1,173,873	3.92%	0.65% to 0.76%	-7.73% to -7.63%
Mid Cap Growth Portfolio	9,159.21	$332.71 to $522.22	$3,830,110	13.83%	0.65% to 0.77%	-4.61% to -4.51%
International Portfolio	12,079.51	$192.86 to $331.89	$3,500,182	4.05%	0.65% to 0.76%	-12.79% to -12.70%
All Pro Large Cap Growth Portfolio	18,250.95	$ 91.30 to $183.08	$2,174,982	0.05%	0.65% to 0.76%	-22.29% to -22.21%
All Pro Large Cap Value Portfolio	16,454.77	$ 98.82 to $198.17	$1,454,310	0.66%	0.65% to 0.76%	-1.49% to -1.39%
All Pro Small Cap Growth Portfolio	13,061.24	$121.64 to $243.93	$1,959,654	0.00%	0.66% to 0.76%	-16.56% to -16.47%
All Pro Small Cap Value Portfolio	15,800.53	$100.73 to $201.99	$1,547,778	0.43%	0.65% to 0.77%	11.94% to 12.05%
Equity 500 Index Portfolio	60,401.30	$274.05 to $513.13	$23,099,228	0.18%	0.65% to 0.75%	-12.91% to -12.82%
Variable Insurance Products Fund:
Equity-Income Portfolio	39,630.44	$255.02 to $455.43	$14,537,372	1.68%	0.65% to 0.75%	-5.67% to -5.57%
Growth Portfolio	54,615.49	$270.76 to $525.16	$20,923,339	0.08%	0.65% to 0.75%	-18.27% to -18.19%
High Income Portfolio	9,842.59	$108.09 to $216.88	$1,923,007	12.55%	0.65% to 0.77%	-12.39% to -12.31%
Overseas Portfolio	35,626.99	$129.46 to $283.37	$7,233,128	5.16%	0.65% to 0.75%	-21.76% to -21.68%
Variable Insurance Products Fund II:
Asset Manager Portfolio	16,190.56	$184.98 to $366.55	$4,187,069	4.16%	0.65% to 0.75%	-4.81% to -4.71%
Investment Grade Bond Portfolio	11,696.49	$162.12 to $323.31	$2,328,540	4.85%	0.65% to 0.75%	7.65% to 7.76%
Contrafund Portfolio	49,046.90	$177.19 to $356.04	$12,145,707	0.77%	0.65% to 0.75%	-12.90% to -12.81%
Neuberger Berman Advisers
Management Trust:
Limited Maturity Bond Portfolio	6,687.29	$145.61 to $287.34	$1,443,792	4.93%	0.66% to 0.78%	7.97% to 8.07%
Partners Portfolio	13,689.70	$ 95.79 to $192.09	$2,254,840	0.40%	0.65% to 0.75%	-3.56% to -3.46%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	2,271.17	$119.53 to $234.50	$493,214	4.33%	0.64% to 0.75%	-5.82% to -5.73%
Van Eck Worldwide Hard Assets Portfolio	3,176.88	$103.37 to $225.87	$631,138	1.18%	0.65% to 0.76%	-11.12% to -11.04%
Van Eck Worldwide Emerging Markets Portfolio	21,333.13	$ 73.20 to $147.09	$2,103,493	0.00%	0.65% to 0.77%	-2.55% to -2.45%
Van Eck Worldwide Real Estate Portfolio	2,339.70	$102.56 to $205.66	$288,305	2.83%	0.65% to 0.74%	4.55% to 4.65%
Alger American Fund:
Alger American Small Capitalization Portfolio	41,558.42	$ 84.75 to $170.29	$4,997,767	0.05%	0.66% to 0.76%	-30.04% to -29.97%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2001			For the Year Ended December 31, 2001

Net*
		Unit Fair Value	Average	Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Net Assets	Income Ratio	Lowest to Highest	Lowest to Highest

Strong Variable Insurance Funds, Inc.:		$ 57.52 to
Strong Mid Cap Growth Fund II	17,401.09	$115.23	$913,945	0.00%	0.65% to 0.77%	-31.29% to -31.22%
Strong Opportunity Fund II, Inc.:		$ 94.56 to
Strong Opportunity Fund II	7,342.10	$189.45	$420,040	0.80%	0.60% to 0.76%	-4.77% to -4.67%

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values on redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**	These ratios represent the range of annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

***	These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)	Note that these funds were added during the year and the total returns are not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate is representative of all units issued and outstanding at period end.

(b)	Effective following the close of business on April 26, 2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund.

(c)	Effective the close of business on April 8, 2005, Strong Variable Insurance Funds Inc merged with Wells Fargo Advantage Variable Trust Funds. As a result of the merger, at the close of business on April 8, 2005, this fund replaced the corresponding Strong Variable Insurance Fund (See Note 1). Performance for the funds are reported separately.

(d)	Effective the close of business on April 8, 2005 Strong Variable Insurance Funds Inc merged with Wells Fargo Advantage Variable Trust Funds. Subaccount performance prior to the close of business on April 8, 2005 reflects performance for the corresponding Strong Variable Insurance Fund (See Note 1).

Nationwide Life And
Annuity Company
of America
Financial Statements
For the Years Ended December 31, 2005, 2004 and 2003
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholder
Nationwide Life and Annuity Company of America:
We have audited the accompanying balance sheets of Nationwide Life and Annuity Company of America (the Company) (a wholly owned subsidiary of Nationwide Life Insurance Company of America) as of December 31, 2005 and 2004, and the related statements of income, shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Company of America as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.
As discussed in note 2 to the financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1,Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.
/s/ KPMG LLP
Philadelphia, PA
April 21, 2006

Nationwide Life and Annuity Company of America
Statements of Income
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2005	2004	2003

Revenues:
Policy charges	$25.6	$27.4	$28.3
Life insurance premiums	3.9	5.6	4.3
Net investment income	19.8	19.5	20.5
Net realized (losses) gains on investments	(0.6)	—	3.4

Total Revenues	48.7	52.5	56.5

Benefits and expenses:
Interest credited to policyholder account values	11.7	12.4	13.6
Other benefits and claims	9.7	7.6	9.5
Policyholder dividends on participating policies	0.9	0.9	1.1
Amortization of deferred policy acquisition costs	3.2	3.1	2.8
Amortization of value of business acquired	4.4	5.2	8.0
Other operating expenses	9.4	9.7	9.3

Total Benefits and Expenses	39.3	38.9	44.3

Income before federal income tax expense	9.4	13.6	12.2
Federal income tax expense	1.9	4.9	3.2

Cumulative effect of adoption of accounting principles, net of tax	—	(0.1)	—

Net Income	$7.5	$8.6	$9.0

See accompanying notes to financial statements, including note 11 which describes related party transactions.

Nationwide Life and Annuity Company of America
Balance Sheets
(in millions, except par value amounts)

	December 31,
	2005	2004

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $280.9 in 2005; $315.4 in 2004)	$277.6	$319.2
Equity securities (cost $0.6 in 2005; $0.6 in 2004)	1.2	1.1
Mortgage loans on real estate, net	63.0	68.8
Policy loans	14.0	12.9
Other long-term investments	0.1	0.1
Short-term investments	15.5	13.5

Total Investments	371.4	415.6

Cash	1.7	—
Accrued investment income	4.0	4.2
Deferred policy acquisition costs	13.1	11.4
Value of business acquired	51.3	53.4
Other intangible assets	9.3	9.4
Other assets	15.9	15.2
Assets held in separate accounts	570.6	639.5

Total Assets	$1,037.3	$1,148.7

Liabilities and Shareholder’s Equity
Future policy benefits and claims	$369.7	$397.0
Other liabilities	3.7	21.6
Liabilities related to separate accounts	570.6	639.5

Total Liabilities	944.0	1,058.1

Commitments and contingencies (notes 9 and 12)

Shareholder’s equity:
Common stock, $10.00 par value. Authorized 0.5 shares; .25 shares issued and outstanding	2.5	2.5
Additional paid-in capital	67.4	67.4
Retained earnings	25.3	19.8
Accumulated other comprehensive (loss) income	(1.9)	0.9

Total Shareholder’s Equity	93.3	90.6

Total Liabilities and Shareholder’s Equity	$1,037.3	$1,148.7

See accompanying notes to financial statements, including note 11 which describes related party transactions.

Nationwide Life and Annuity Company of America
Statements of Shareholder’s Equity
(in millions)

				Accumulated
				Other
		Additional		Comprehensive	Total
	Common	Paid-In	Retained	Income	Shareholder’s
	Stock	Capital	Earnings	(Loss)	Equity

Balance as of January 1, 2003	$2.5	$69.3	$2.2	$1.5	$75.5
Comprehensive income:
Net income	—	—	9.0	—	9.0
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(1.4)	(1.4)

Total comprehensive income					7.6

Purchase accounting adjustments	—	(1.9)	—	—	(1.9)

Balance as of December 31, 2003	$2.5	$67.4	$11.2	$0.1	$81.2

Balance as of January 1, 2004	$2.5	$67.4	$11.2	$0.1	$81.2
Comprehensive income:
Net income	—	—	8.6	—	8.6
Net unrealized gains on securities available-for-sale arising during the period, net of tax	—	—	—	0.8	0.8

Total comprehensive income					9.4

Balance as of December 31, 2004	$2.5	$67.4	$19.8	$0.9	$90.6

Balance as of January 1, 2005	$2.5	$67.4	$19.8	$0.9	$90.6
Comprehensive income:
Net income	—	—	7.5	—	7.5
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(2.8)	(2.8)

Total comprehensive income					4.7

Cash dividend paid to parent	—	—	(2.0)	—	(2.0)

Balance as of December 31, 2005	$2.5	$67.4	$25.3	$(1.9)	$93.3

See accompanying notes to financial statements, including note 11 which describes related party transactions.

Nationwide Life and Annuity Company of America
Statements of Cash Flows
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31, 2005	December 31, 2004	December 31, 2003

		REVISED,
		SEE NOTE 2
Cash flows from operating activities
Net income	$7.5	$8.6	$9.0
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to policyholder account balances	11.7	12.4	13.6
Capitalization of deferred policy acquisition costs	(5.0)	(7.7)	(8.0)
Amortization of deferred policy acquisition costs and value of business acquired	7.6	8.3	10.8
Amortization and depreciation	2.8	4.0	5.2
Realized losses (gains) on investments	0.6	—	(3.4)
Decrease in accrued investment income	0.2	1.4	0.6
(Increase) decrease in other assets	(0.7)	(2.8)	0.2
Increase in policy liabilities	86.4	95.4	86.0
(Decrease) increase in other liabilities	(11.4)	11.6	(1.3)

Net cash provided by operating activities	99.7	131.2	112.7

Cash flows from investing activities
Proceeds from maturity of securities available-for-sale	24.5	42.2	73.4
Proceeds from sale of securities available-for-sale	19.8	128.5	30.6
Proceeds from repayments of mortgage loans on real estate	16.1	19.5	11.1
Repayments (withdrawals) of policy loans and proceeds from sale of other invested assets, net	(1.1)	0.3	2.9
Cost of securities available-for-sale acquired	(12.2)	(158.0)	(85.6)
Cost of mortgage loans on real estate acquired	(11.2)	(23.0)	(14.7)
Short-term investments, net	(7.1)	(7.8)	—
Collateral (paid) received -securities lending, net	(5.0)	5.6	—
Cost of other invested assets acquired	—	—	(0.2)
Other, net	5.1	(2.6)	—

Net cash provided by (used in) investing activities	28.9	4.7	17.5

Cash flows from financing activities
Investment and universal life insurance product deposits	27.8	35.6	38.4
Investment and universal life insurance product withdrawals	(152.7)	(171.5)	(168.6)
Cash dividend to parent	(2.0)	—	—

Net cash used in financing activities	(126.9)	(135.9)	(130.2)

Net increase in cash	1.7	—	—
Cash, beginning of period	—	—	—

Cash, end of period	$1.7	$—	$—

See accompanying notes to financial statements, including note 11 which describes related party transactions.

Nationwide Life and Annuity Company of America
(a wholly owned subsidiary of Nationwide Life Insurance Company of America)
Notes to Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life and Annuity Company of America (NLACA or the Company) is a stock life insurance company and a wholly owned subsidiary of Nationwide Life Insurance Company of America (NLICA). NLICA, with its subsidiaries, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002. Prior to October 1, 2002, NLACA and NLICA were known as Providentmutual Life and Annuity Company of America and Provident Mutual Life Insurance Company (Provident Mutual), respectively.
The Company sells individual variable and traditional life insurance products. The Company also maintains blocks of individual variable and fixed annuity products. The Company distributes its products through a variety of distribution channels, principally personal producing general agents and brokers. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 19 states accounted for 84% of the Company’s sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2005. One single producer accounted for 10% of the Company’s sales for the twelve months ended December 31, 2005. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. The Company no longer sells individual fixed and variable annuity products as of October 1, 2002.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. The Company separately prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). The State of Delaware has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. NLACA has no statutory accounting practices that differ from NAIC SAP or the accounting practices prescribed by the State of Delaware. Certain items in the 2004 footnotes have been reclassified to conform to the 2005 presentation. In the current presentation the Company included the change in Collateral payable - securities lending as cash flows from investing activities, which in 2004 were previously included with cash flows from operating activities in the amount of $5.6 million.
In preparing the financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.
The most significant estimates include those used in determining the balance and amortization of DAC for investment products, traditional products and universal life insurance products, the balance and

Notes to Financial Statements — (Continued)
amortization of VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments, other intangible assets and accruals related to federal income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required if such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate.
The fair value of fixed maturity and marketable equity marketable securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not able to be priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company’s internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate “structured product” pricing matrix has been developed to value, as appropriate, using the same methodology described above. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 80.5% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.1% from the above described matrices and 1.4% from other sources.
Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy, for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last

Notes to Financial Statements — (Continued)
revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the amount and length of time the security’s fair value has been below amortized cost or cost, specific credit issues and financial prospects related to the issuer, the Company’s intent to hold or dispose of the security and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount.
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for expected losses incurred as of the balance sheet date, but not yet specifically identified by loan. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for invested real estate properties. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Policy loans are reported at unpaid principal balances.
Notes to Financial Statements — (Continued)
Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized gains and losses on investments.
(b) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts are determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(c) Deferred Policy Acquisition Costs
The Company has deferred the costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index, the Company’s policy regarding the

Notes to Financial Statements — (Continued)
reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
(d) Value of Business Acquired and Other Intangible Assets
As a result of the acquisition by NFS in 2002 and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.
VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA was supported by an independent valuation study commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.
Intangible assets include the Company’s independent agency force and state licenses. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts.
The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions

Notes to Financial Statements — (Continued)
used in the valuation process. An after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.
Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (ranging from 10 to 27 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(a). VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.
For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.
For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
The interest on the unamortized VOBA balance (interest rates range from 4.50% to 6.50%) during the twelve months ended December 31, 2005, 2004 and 2003 was $3.2 million, $3.4 million and $4.1 million, respectively.
The intangible asset relating to the independent agency force is amortized over its estimated useful life of 20 years, primarily based on the cash flows generated by the asset.
(e) Separate Accounts
Separate account assets and liabilities represent policyholders’/contractholders’ funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate

Notes to Financial Statements — (Continued)
accounts is not reflected in the statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.
(f) Future Policy Benefits
The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, is the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values, and investment rates consistent with the Company’s dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners’ Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required if such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate, as discussed in note 2(a).
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using an interest rate of 4.5%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at higher/lower interest rates, which would have resulted in the use of a higher/lower discount rate, as discussed in note 2(a).
(g) Participating Business
Participating business represented approximately 6.3% as of December 31, 2005 (6.7% as of December 31, 2004 and 6.8% as of December 31, 2003) of the Company’s life insurance in force, 13.1% as of December 31, 2005 (12.6% as of December 31, 2004 and 12.9% as of December 31, 2003) of the number of life insurance policies in force, and 14.8% in 2005 (19.2% in 2004 and 14.3% in 2003) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in “Future policy benefits and claims” in the accompanying balance sheets.
(h) Federal Income Tax
NLICA and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return and NLICA’s non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return group have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.
The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the

Notes to Financial Statements — (Continued)
appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(i) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis.
(j) Recently Issued Accounting Pronouncements
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1,Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the Financial Accounting Standards Board (FASB). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior

Notes to Financial Statements — (Continued)
periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FASB Staff Position (FSP) Emerging Issues Task Force (EITF) 03-1-a,Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44,Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1,The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1,Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.
On March 2004, the EITF reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1,The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. Effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued SOP 03-1,Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts to address many topics. The most significant topic to the Company is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion

Notes to Financial Statements — (Continued)
of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $0.1 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statement of income:

(in millions)

January 1,
2004

Increase in future policy benefits
GMDB claim reserves	$(0.2)
Less: deferred federal income taxes	0.1

Cumulative effect of adoption of accounting principle, net of tax	$(0.1)

(3)	Investments
The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2005 and 2004 were:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in millions)	Cost	Gains	Losses	Value

December 31, 2005
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$11.3	$—	$0.1	$11.2
Obligations of states and political subdivisions	0.5	—	—	0.5
Corporate securities:
Public	115.9	1.0	2.5	114.4
Private	51.0	0.2	0.8	50.4
Mortgage-backed securities — U.S. Government backed	89.4	0.2	1.0	88.6
Asset-backed securities	12.8	—	0.3	12.5

Total fixed maturity securities	280.9	1.4	4.7	277.6
Equity securities	0.6	0.6	—	1.2

Total	$281.5	$2.0	$4.7	$278.8

Notes to Financial Statements — (Continued)

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in millions)	Cost	Gains	Losses	Value

December 31, 2004
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$9.5	$—	$—	$9.5
Agencies not backed by full faith and credit of U.S. Government	5.0	0.1	—	5.1
Obligations of states and political subdivisions	0.5	—	—	0.5
Corporate securities:
Public	130.2	2.5	0.6	132.1
Private	57.8	1.1	0.3	58.6
Mortgage-backed securities — U.S. Government backed	95.8	1.3	0.3	96.8
Asset-backed securities	16.6	0.1	0.1	16.6

Total fixed maturity securities	315.4	5.1	1.3	319.2
Equity securities	0.6	0.5	—	1.1

Total	$316.0	$5.6	$1.3	$320.3

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2005, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Amortized	Fair
(in millions)	Cost	Value

Fixed maturity securities available-for-sale:
Due in one year or less	$5.8	$5.8
Due after one year through five years	118.4	115.7
Due after five years through ten years	39.9	39.5
Due after ten years	14.6	15.5

Subtotal	178.7	176.5
Mortgage-backed securities — U.S. Government backed	89.4	88.6
Asset-backed securities	12.8	12.5

Total	$280.9	$277.6

Notes to Financial Statements — (Continued)
The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31, 2005 and 2004:

(in millions)	2005	2004

Net unrealized (losses) gains, before adjustments and taxes	$(2.7)	$4.3
Adjustment to VOBA	1.1	(1.2)
Adjustment to policy acquisition costs	(0.1)	—
Adjustment to future policy benefits and claims	(1.2)	(1.7)
Deferred federal income tax benefit (expense)	1.0	(0.5)

Net unrealized gains	$(1.9)	$0.9

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the twelve months ended December 31, 2005, 2004 and 2003:

(in millions)	2005	2004	2003

Securities available-for-sale:
Fixed maturity securities	$(7.1)	$—	$(1.3)
Equity securities	0.1	(0.4)	0.9

Net change	$(7.0)	$(0.4)	$(0.4)

The analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position, as of December 31, 2005 and 2004 follows:

	Less than or Equal to
	One Year		More than One Year

		Gross	Estimated	Gross
	Estimated	Unrealized	Fair	Unrealized
(in millions)	Fair Value	Losses	Value	Losses

December 31, 2005
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$4.0	$0.1	$3.3	$—
Corporate securities:
Public	73.3	1.6	28.1	0.9
Private	22.0	0.4	11.9	0.4
Mortgage-backed securities — U.S. Government backed	60.5	0.8	5.3	0.2
Asset-backed securities	7.6	0.1	4.9	0.2

Total fixed maturity securities	167.4	3.0	53.5	1.7
Equity securities	—	—	—	—

Total	$167.4	$3.0	$53.5	$1.7

% of gross unrealized loss		63.8%		36.2%

Notes to Financial Statements — (Continued)

	Less than or Equal to
	One Year		More than One Year

		Gross	Estimated	Gross
	Estimated	Unrealized	Fair	Unrealized
(in millions)	Fair Value	Losses	Value	Losses

December 31, 2004
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$9.1	$—	$—	$—
Corporate securities:
Public	30.0	0.4	8.2	0.2
Private	12.3	—	6.9	0.3
Mortgage-backed securities — U.S. Government backed	36.0	0.3	2.1	—
Asset-backed securities	9.5	0.1	—	—

Total fixed maturity securities	96.9	0.8	17.2	0.5
Equity securities	—	—	—	—

Total	$96.9	$0.8	$17.2	$0.5

% of gross unrealized loss		61.5%		38.5%

Proceeds from the sale of securities available-for-sale during the twelve months ended December 31, 2005, 2004, 2003 were $19.8 million, $128.5 million and $30.6 million, respectively. During the twelve months ended December 31, 2005, gross gains of $0.2 million and gross losses of $0.1 million were realized on those sales. During the twelve months ended December 31, 2004, gross gains of $3.8 million and gross losses of $0.7 million were realized on these sales. During the twelve months ended December 31, 2003, gross gains of $3.4 million and gross losses of $0.3 million were realized on those sales.
The Company had no real estate investments for the twelve months ended December 31, 2005, 2004 and 2003 that were non-income producing.
The recorded investment of mortgage loans on real estate considered to be impaired was $0 million as of December 31, 2005 ($0.8 million as of December 31, 2004), which includes the related valuation allowance of $0.0 million ($0.1 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. As of December 31, 2005, the average recorded investment in impaired mortgage loans on real estate was $0 million ($0.8 million for the twelve months ended December 31, 2004 and $0 million for the twelve months ended December 31, 2003) and interest income recognized on those loans totaled $0 million in 2005 ($0.1 million for the twelve months ended December 31, 2004 and $0 million for the twelve months ended December 31, 2003), which is equal to interest income recognized using a cash-basis method of income recognition.
Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2005, 2004 and 2003 was as follows:

(in millions)	2005	2004	2003

Allowance, beginning of period	$0.3	$0.2	$0.9
Net additions (reductions) charged (credited) to allowance	(0.1)	0.1	(0.7)

Allowance, end of period	$0.2	$0.3	$0.2

During 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current

Notes to Financial Statements — (Continued)
composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $0.7 million, relating primarily to the unallocated allowance for losses inherent in the portfolio as of December 31, 2003.
An analysis of investment income (loss) by investment type follows for the twelve months ended December 31, 2005, 2004 and 2003:

(in millions)	2005	2004	2003

Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$14.5	$15.4	$17.1
Equity securities	0.1	—	0.1
Mortgage loans on real estate	4.4	3.6	3.6
Policy loans	0.6	0.6	0.6
Short-term investments	0.4	0.2	0.1
Other	0.1	0.2	(0.2)

Gross investment income	20.1	20.0	21.3
Less investment expenses	0.3	0.5	0.8

Net investment income	$19.8	$19.5	$20.5

An analysis of net realized gains (losses) on investments by investment type follows for the twelve months ended December 31, 2005, 2004 and 2003.

(in millions)	2005	2004	2003

Realized gains (losses) on sale of securities available-for-sale
Fixed maturity securities — gains	$0.2	$3.2	$3.3
Fixed maturity securities — losses	(0.1)	(0.7)	(0.3)
Equity securities	—	0.6	0.1
Other-than-temporary impairments of securities available-for-sale:
Fixed maturity securities	(0.2)	(1.9)	(0.3)
Real estate	—	—	(0.1)
Mortgage loans on real estate	(0.5)	(1.2)	0.4
Other	—	—	0.3

Net realized gains (losses) on investments	$(0.6)	$—	$3.4

Fixed maturity securities with an amortized cost of $5.9 million and $6.0 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $0.6 million and $5.5 million, respectively. As of December 31, 2005 and 2004, the Company held collateral of $0.6 million and $5.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

Notes to Financial Statements — (Continued)

(4)	Deferred Policy Acquisition Costs
A reconciliation of the DAC asset for the twelve months ended December 31, 2005, 2004 and 2003 is as follows:

(in millions)	2005	2004	2003

Balance at beginning of period	$11.4	$6.9	$1.6
Expenses deferred	5.0	7.7	8.0
Amortization of DAC	(3.2)	(3.1)	(2.8)

	13.2	11.5	6.8
Effect on DAC from unrealized gains/losses	(0.1)	(0.1)	0.1

Balance at end of period	$13.1	$11.4	$6.9

(5)	Value of Business Acquired and Other Intangible Assets
A reconciliation of VOBA for the twelve months ended December 31, 2005, 2004 and 2003 is as follows:

(in millions)	2005	2004	2003

Balance at beginning of period	$53.4	$57.6	$65.1
Amortization of VOBA allocated to:
Net realized gains/losses on investments	0.2	—	—
Amortization of value of business acquired	(4.6)	(5.2)	(8.0)

	49.0	52.4	57.1
Change in unrealized gain/loss on available-for-sale securities	2.3	1.0	0.5

Balance at end of period	$51.3	$53.4	$57.6

Intangible assets as of December 31, 2005 and 2004 are summarized as follows:

	December 31,	December 31,	December 31,
	2005 and 2004	2005	2004
	Gross Carrying	Accumulated	Accumulated	Useful
(in millions)	Amount	Amortization	Amortization	Life

Amortizing intangible assets:
VOBA	$69.9	$19.7	$15.3	28 years
Independent agency force	5.9	0.3	0.2	20 years

Total	75.8	20.0	15.5
Non-amortizing intangible assets:
State insurance licenses	3.7	0.0	0.0	Indefinite

Total	3.7	0.0	0.0

Grand total	$79.5	$20.0	$15.5

The state insurance licenses have indefinite lives and therefore are not amortized.

Notes to Financial Statements — (Continued)
The actual amortization for the year ended December 31, 2005 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

		Intangible
		Assets with
(in millions)	VOBA	Finite Lives	Total

2005	$4.4	$0.1	$4.5
2006	$6.3	$0.2	$6.5
2007	$5.9	$0.2	$6.1
2008	$5.1	$0.3	$5.4
2009	$4.3	$0.3	$4.6
2010	$3.7	$0.3	$4.0
The Company completed its annual impairment testing and concluded there were no impairment losses on existing intangible assets in 2005 or 2004.
There was no goodwill pushed-down to the Company as a result of the acquisition of NLICA by NFS. The Company recorded an adjustment to the fair values of certain items that were estimated at the time of closing to the final fair value calculations in 2003. These adjustments resulted in a decrease in additional paid in capital of $1.9 million, net of tax in 2003.

(6)	Federal Income Tax
The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2005 and 2004 were as follows:

(in millions)	2005	2004

Deferred tax assets
Fixed maturity securities	$2.8	$0.1
Future policy benefits	21.6	24.2
DAC	2.0	3.7
Other	0.3	0.2

Total gross deferred tax assets	26.7	28.2
Deferred tax liabilities
VOBA	18.0	18.7
Other assets and other liabilities	3.2	3.3
Other	0.4	1.1

Total gross deferred tax liabilities	21.6	23.1

Net deferred tax asset	$5.1	$5.1

A valuation allowance is required to be established for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the benefit of the deferred tax asset will be realized through the generation of future income. Therefore, no such valuation allowance has been established.
The Company’s current federal income tax liability was $1.8 million and $0.3 million as of December 31, 2005 and 2004, respectively.

Notes to Financial Statements — (Continued)
Federal income tax expense, including a $0.1 million 2004 benefit related to cumulative effect of adoption of accounting principles, for the twelve months ended December 31, 2005, 2004 and 2003 was as follows:

(in millions)	2005	2004	2003

Current	$0.4	$0.7	$3.3
Deferred	1.5	4.1	(0.1)

	$1.9	$4.8	$3.2

Total federal income tax expense for the twelve months ended December 31, 2005, 2004 and 2003 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

	2005		2004		2003

(in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$3.3	35.0	$4.7	35.0	$4.3	35.0
Tax exempt interest and dividends received deduction	(1.4)	(14.8)	(0.4)	(3.3)	(1.1)	(9.2)
Other, net	—	—	0.5	4.1	—	—

Total	$1.9	20.2	$4.8	35.8	$3.2	25.8

The federal income tax paid (refunded) during the twelve months ended December 31, 2005, 2004 and 2003 was $(1.1) million, $2.7 million, and ($0.7) million, respectively.
As of December 31, 2005, the Company has a balance of $37,000 in its Policyholder Surplus Account (PSA). The Jobs Creation Act of 2004 suspends PSAs from 2005-2007 and direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 will be treated as zero. As a result, to the extent the Company makes distributions in excess of $37,000, by 2007, this liability will be eliminated forever.

(7)	Comprehensive Income (Loss)
Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder’s equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the twelve months ended December 31, 2005, 2004 and 2003 were as follows:

(in millions)	2005	2004	2003

Unrealized gains (losses) on securities available-for-sale arising during the period:
Gross	$(6.9)	$0.8	$2.5
Adjustment to VOBA	2.3	1.0	0.5
Adjustment to policy acquisition costs	(0.1)	(0.1)	0.1
Adjustment to future policy benefits and claims	0.5	0.7	(2.4)
Related federal income tax expense	1.5	(0.8)	(0.3)

Net unrealized gains (losses)	(2.7)	1.6	0.4

Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
Gross	(0.1)	(1.2)	(2.8)
Related federal income tax benefit (expense)	—	0.4	1.0

Net reclassification adjustment	(0.1)	(0.8)	(1.8)

Other comprehensive income (loss) on securities available-for-sale	$(2.8)	$0.8	$(1.4)

Notes to Financial Statements — (Continued)

(8)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, and several others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company’s estimate of the fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value estimates and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company’s internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate “structured product” pricing matrix has been developed to value, as appropriate, using the same methodology described above. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing

Notes to Financial Statements — (Continued)

complex securitized investments with variable cash flows. As of December 31, 2005, 80.5% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.1% from the above described matrix and 1.4% from other sources.

Mortgage loans on real estate, net: The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices of underlying securities. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

Investment contracts: For investment contracts without defined maturities, fair values are the amounts payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Collateral received — securities lending: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

Notes to Financial Statements — (Continued)
Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2005 and 2004:

	2005		2004

	Carrying	Estimated	Carrying	Estimated
(in millions)	Amount	Fair Value	Amount	Fair Value

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$277.6	$277.6	$319.2	$319.2
Equity securities	1.2	1.2	1.1	1.1
Mortgage loans on real estate, net	63.0	62.9	68.8	69.1
Policy loans	14.0	14.0	12.9	12.9
Short-term investments	15.5	15.5	13.5	13.5
Assets held in separate accounts	570.6	570.6	639.5	639.5

Liabilities
Investment contracts	277.6	258.5	308.6	289.3
Policy reserves on life insurance contracts	92.1	83.0	88.4	79.6
Collateral received — securities lending	0.6	0.6	5.6	5.6
Liabilities related to separate accounts	570.6	535.1	639.5	598.8

(9)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it mitigates those risks:
Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities,both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower

Notes to Financial Statements — (Continued)
prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/ Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers these factors in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. The Company had no commitments on mortgage loans on real estate extending into 2006 that were outstanding as of December 31, 2005. The Company also had no commitments to purchase fixed maturity securities outstanding and no outstanding limited partnership commitments as of December 31, 2005.
Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005 87.0% (85.1% as of December 31, 2004) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value. This could result in additional GMDB claims. As of December 31, 2005, the net amount at risk, defined as the excess of the death benefit over the account

Notes to Financial Statements — (Continued)
value, was $20.1 million before reinsurance and $5.3 million net of reinsurance. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $30.4 million before reinsurance and $8.4 million net of reinsurance. As of December 31, 2005, the Company’s reserve for GMDB claims, net of reinsurance, was $0.2 million. As of December 31, 2004, the reserve for GMDB claims was $0.2 million.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 21.6% (20.5% in 2004) in any geographic area and no more than 10.1% (9.4% in 2004) with any one borrower. As of December 31, 2005, 29.8% (29.2% in 2004) of the carrying value of the Company’s commercial mortgage loan portfolio financed office properties (industrial in 2004).
Significant Business Concentrations: As of December 31, 2005 and 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region in the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic region in the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.
Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $0.3 million on any single life for business prior to 2005 and $0.6 million for new 2005 business.
Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.
The tables below highlight the amounts shown in the accompanying financial statements and other information that are net of reinsurance activity (in millions):

		Ceded To	Assumed
	Gross	Other	From Other	Net
	Amount	Companies	Companies	Amount

For the Year Ended December 31, 2005:
Life insurance in force	$5,344.8	$2,754.8	$89.3	$2,679.3

Life insurance premiums	$9.8	$6.1	$0.2	$3.9

For the Year Ended December 31, 2004:
Life insurance in force	$5,473.7	$2,793.0	$87.4	$2,768.1

Life insurance premiums	$11.0	$5.4	$—	$5.6

For the Year Ended December 31, 2003:
Life insurance in force	$5,215.1	$2,423.9	$57.5	$2,848.7

Life insurance premiums	$9.9	$5.7	$0.1	$4.3

Collateral — Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to

Notes to Financial Statements — (Continued)
receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2005 and 2004 were $0.6 million and $5.5 million, respectively.

(10)	Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.
Regulatory compliance is determined by a ratio of the Company’s insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.
The statutory capital and surplus of the Company as of December 31, 2005 and 2004 was $63.6 million and $54.5 million, respectively. The statutory net income of the Company for the twelve months ended December 31, 2005, 2004 and 2003 was $10.0 million, $12.1 million and $10.0 million, respectively.
Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future. The Company notified the Insurance Department of the $2.0 million dividend payment to NLICA during 2005. As of December 31, 2005, the maximum dividend, which could be declared or paid by the Company in 2006 was $8.0 million without written approval from the Delaware Commissioner of Insurance.

(11)	Related Party Transactions
Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company (NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC, NLICA and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2005, 2004 and 2003, the Company incurred expenses related to these cost sharing agreements with NLICA, NMIC, NFS and Nationwide Services Company LLC totaling $8.9 million, $10.4 million and $9.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
Approximately $97.6 million of the proceeds from sale of available-for-sale securities and $1.8 million of gross realized gains for the twelve months ended December 31, 2004, related to intercompany fixed maturity sales to Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.
The contractual obligations under the Company’s SPDA contracts in force and issued before September 1, 1988 are guaranteed by NLICA. Total SPDA contracts affected by this guarantee in force at December 31, 2005 and 2004 approximated $39.4 million and $44.2 million, respectively.

Notes to Financial Statements — (Continued)
(12) Contingencies
Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company’s financial position or results of operations.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.
Various litigation, claims and assessments against the Company may arise in the course of the Company’s business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company’s compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company’s management that their outcomes will not have a material adverse effect on the Company’s financial position or its results of operations.
There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.
(13) Segment Information
The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments: Individual Investments and Individual Protection.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income before income taxes and the cumulative effect of adoption of accounting

Notes to Financial Statements — (Continued)
principles to exclude: (1) realized gains/losses on investments and (2) the adjustment to amortization of DAC/ VOBA related to net realized gains/losses.
The Individual Investments segment consists of fixed, variable and income products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
The Individual Protection segment markets traditional and variable life insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.
In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments.
The following tables summarize the financial results of the Company’s business segments for the twelve months ended December 31, 2005, 2004 and 2003.

	Individual	Insurance
(in millions)	Investments	Protection	Corporate	Total

Year Ended
December 31, 2005
Policy charges	$6.9	$18.7	$—	$25.6
Life insurance premiums	2.0	1.9	—	3.9
Net investment income	15.9	2.8	1.1	19.8
Net realized losses on investments	—	—	(0.6)	(0.6)

Total revenues	24.8	23.4	0.5	48.7

Interest credited to policyholder account values	10.7	1.0	—	11.7
Other benefits and claims	2.1	7.6	—	9.7
Policyholder dividends on participating policies	—	0.9	—	0.9
Amortization of deferred policy acquisition costs	—	3.2	—	3.2
Amortization of value of business acquired	3.3	1.1	—	4.4
Other operating expenses	2.1	5.4	1.9	9.4

Total benefits and expenses	18.2	19.2	1.9	39.3

Income before Federal income tax expense	6.6	4.2	(1.4)	$9.4

Adjustments to amortization of DAC/ VOBA on capital gains/(losses)	0.2	—	—
Net realized losses on investments	—	—	0.6

Pre-Tax operating earnings	$6.4	$4.2	$(0.8)

Assets as of December 31, 2005	$679.2	$319.3	$38.8	$1,037.3

Notes to Financial Statements — (Continued)

	Individual	Insurance
(in millions)	Investments	Protection	Corporate	Total

Year Ended
December 31, 2004
Policy charges	$8.6	$18.8	$—	$27.4
Life insurance premiums	1.7	3.9	—	5.6
Net investment income	16.8	2.3	0.4	19.5
Net realized (losses) gains on investments	—	—	—	—

Total revenues	27.1	25.0	0.4	52.5

Interest credited to policyholder account values	11.5	0.9	—	12.4
Other benefits and claims	0.5	7.1	—	7.6
Policyholder dividends on participating policies	—	0.9	—	0.9
Amortization of deferred policy acquisition costs	—	3.1	—	3.1
Amortization of value of business acquired	3.3	1.9	—	5.2
Other operating expenses	3.0	6.7	—	9.7

Total benefits and expenses	18.3	20.6	—	38.9

Income before Federal income tax expense	8.8	4.4	0.4	$13.6

Pre-Tax operating earnings	$8.8	$4.4	$0.4

Assets as of December 31, 2004	$810.5	$300.9	$37.3	$1,148.7

Year Ended
December 31, 2003
Policy charges	$9.5	$18.8	$—	$28.3
Life insurance premiums	1.2	3.1	—	4.3
Net investment income	17.8	2.3	0.4	20.5
Net realized gains on investments	—	—	3.4	3.4

Total revenues	28.5	24.2	3.8	56.5

Interest credited to policyholder account values	12.7	0.9	—	13.6
Other benefits and claims	2.2	7.3	—	9.5
Policyholder dividends on participating policies	—	1.1	—	1.1
Amortization of deferred policy acquisition costs	—	2.8	—	2.8
Amortization of value of business acquired	3.8	4.2	—	8.0
Other operating expenses	3.1	6.2	—	9.3

Total benefits and expenses	21.8	22.5	—	44.3

Income before Federal income tax expense	6.7	1.7	3.8	$12.2

Net realized gains on investments	—	—	(3.4)

Pre-Tax operating earnings	$6.7	$1.7	$0.4

Assets as of December 31, 2003	$926.8	$270.9	$14.2	$1,211.9

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

Notes to Financial Statements — (Continued)
(14) Variable Annuity Contracts
The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

•	Return of premium — provides the greater of account value or total deposits made to the contract less any partial withdrawals.

•	Reset — provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

•	Ratchet — provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary — evaluated monthly; annual — evaluated annually; and five-year — evaluated every fifth year.

•	Rollup — provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

	December 31, 2005			December 31, 2004

	Account	Net Amount	Wtd. Avg.	Account	Net Amount	Wtd. Avg.
(in millions)	Value	at Risk[1]	Attained Age	Value	at Risk[1]	Attained Age

GMDB:
Return of premium	$3.9	$0.0	61	$4.2	$0.0	61
Reset	150.2	2.9	61	185.5	4.8	60
Ratchet	43.9	2.4	57	46.6	3.5	56
Roll-up	1.1	0.0	56	1.1	0.1	55

Total — GMDB	$199.1	$5.3	60	$237.4	$8.4	59

1	Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero.
Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the year ended December 31, 2005 and 2004. There was no reserve for the year ended December 31, 2003.

(in millions)	12/31/2005	12/31/2004

GMDB
Beginning balance	$0.2	$—
Expense provision	0.2	0.6
Net claims paid	(0.2)	(0.4)

Ending Balance	$0.2	$0.2

Notes to Financial Statements — (Continued)
The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004

Mutual funds:
Bond	$38.6	$50.8
Domestic equity	293.0	358.0
International equity	24.3	22.1

Total mutual funds	355.9	430.9
Money market funds	18.2	26.3

Total	$374.1	$457.2

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

•	Mean gross equity performance — 8.1%

•	Equity volatility — 18.7%

•	Mortality — 100% of Annuity 2000 table

•	Asset fees — equivalent to mutual fund and product loads

•	Discount rate — 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration	1	2	3	4	5	6	7	8	9+

Minimum	5.50%	8.00%	12.50%	13.50%	14.50%	18.50%	25.00%	22.00%	21.50%
Maximum	12.50%	17.50%	23.50%	21.00%	25.50%	25.00%	30.00%	35.00%	38.00%

PART C
OTHER INFORMATION

Item 26. Exhibits

a.	Board of Directors Resolutions
1.
Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing establishment of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

2.
Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

3.
Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.

4.
Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing Additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.

5.
Resolution of the Board of Directors of Nationwide Life and Annuity Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account A. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

b.	Custodian Agreements. Not applicable.

c.	Underwriting Contracts
1.
Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

2.
Personal Producing General Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

3.
Personal Producing Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

4.
Producing General Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

5.
Form of Selling Agreement between PML Securities, Inc. and Broker/Dealers. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

d.	Contracts
1.
Flexible Premium Adjustable Survivorship Variable Life Insurance Policy (Form VL203). Incorporated herein by reference to the initial filing of this Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on July 9, 1999, File No. 333-82611.

2.
Guaranteed Minimum Death Benefit Ride (PLC320). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

3.
Children's Term Rider (PLC306). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.

4.
Extension of Final Policy Date Rider (PLC822). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

5.
Change of Insured Rider (PLC905). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

6.
Disability Waiver Benefit Rider (R2901). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.

7.
Policy Split Rider (R2615). Incorporated herein by reference to the initial filing of this Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on July 9, 1999, File No. 333-82611.

8.
Additional Insurance Benefit Rider (R2310). Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2001, File No. 333-82611.

e.	Applications
1.	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.
2.
Supplemental Application for Flexible Premium. Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-42133.

3.
Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-42133.

f.	Depositor's Certificate of Incorporation and By-Laws
1.
Charter of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.

2.
By-Laws of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.

3.
Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

g.	Reinsurance Contracts
1.
Amendment Number 3 to the Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

2.
Amendment Number 4 to the Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

3.
Automatic Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

4.
YRT Agreement No. 5920-5 between Providentmutual Life and Annuity Company of America and Transamerica Occidental Life Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

5.
YRT Agreement No. 5920-6 between Providentmutual Life and Annuity Company of America and Transamerica Occidental Life Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

6.
Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

7.
Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

8.
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

9.
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

h.	Form of Participation Agreement - Attached hereto.

i.	Administrative Contracts. Not applicable.

j.	Other Material Contracts. Not applicable.

k.
Legal Opinion. Opinion James Bernstein, Esquire. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

l.	Actuarial Opinion. Not applicable.

m.	Calculations. Not applicable.

n.	Other Opinions.
1.	Consent of Independent Registered Public Accounting Firm - Attached hereto.

o.	Omitted Financial Statements. Not applicable.

p.	Initial Capital Agreements. Not applicable.

q.
Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies. Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on April 19, 2001, File No. 333-84475.

Item 27. Directors and Officers of the Depositor

Chairperson of the Board and Chief Executive Officer	W. G. Jurgensen
Vice Chairperson of the Board and Director	Mark R. Thresher
Director and President	Peter A. Golato
Executive Vice President	Terri L. Hill
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Director and Executive Vice President-Chief Investment Officer	Robert A. Rosholt
Senior Vice President	Denise Sortino**
Senior Vice President and Assistant Treasurer	Brian W. Nocco
Senior Vice President and Treasurer	James D. Benson
Director	R. Clay Thompson

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

Gartmore Investment Management plc*	England and Wales	The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29. Indemnification

The By-Laws of Nationwide Life and Annuity Company of America provide as follows:

ARTICLE IX

INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

Section 9.01. Indemnification. The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

  Section 9.02. Non-exclusivity and Supplementary Coverage. The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

Section 9.03. Payment of Indemnification. An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

Section 9.04. Payment of Expenses. Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation. Advancement of expenses shall be authorized by the Board of Directors.

  Section 9.05. Proceedings Initiated by a Director, Officer and Other Persons. Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)	1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

Nationwide Provident VA Separate Account 1	Nationwide Provident VLI Separate Account 1
Nationwide Provident VA Separate Account A	Nationwide Provident VLI Separate Account A

(b)	Directors and Officers of 1717:

President and Chief Operating Officer and Officer	R. Clay Thompson*
Senior Vice President	Denise M. Sortino**
Senior Vice President, Treasurer and Chief Financial Officer and Director	James D. Benson
Vice President	Margaret J. Caucci**
Vice President	Douglas W. Foster**
Vice President	Florence Lathen-Harris*
Vice President	Alan A. Todryk
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President and Assistant Treasurer	Carol L. Dove
Vice President and Chief Financial Officer	Jerry L. Greene
Associate Vice President	Charles R. Locher**
Associate Vice President and Secretary	Glenn W. Soden
Assistant Secretary	Michael A. Bazany*
Assistant Secretary	Katherine DePeri Gibson
Assistant Secretary	Robert L. Tuch
Assistant Secretary and Chief Compliance Officer	Elaine F. Duffus**
Assistant Treasurer	E. Gary Berndt
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Daniel J. Murphy, Jr.
Director	John D. Albert
Director	Keith I. Millner
Director	Mark D. Phelan
Director	Douglas C. Robinette

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
1717	N/A	None	N/A	N/A

Item 31. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life and Annuity Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Nationwide Life and Annuity Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life and Annuity Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account A and Nationwide Life and Annuity Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and the State of Ohio, on the 28th day of April, 2006.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
(Registrant)

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
(Depositor)

By: /s/ STEVEN R. SAVINI
Steven R. Savini

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen Chairperson of the Board and Chief Executive Officer
MARK R. THRESHER
Mark R. Thresher Vice Chairperson of the Board
PETER A. GOLATO
Peter A. Golato Director and President
ROBERT A. ROSHOLT
Robert A. Rosholt Director and Executive Vice President-Chief Investment Officer
R. CLAY THOMPSON
R. Clay Thompson Director
By: /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact